UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-6318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
222 Delaware Avenue, Wilmington, DE 19801
(Address of principal executive offices) (Zip code)
Brown Brothers Harriman & Co.
40 Water St.
Boston, MA 02109
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
May 31, 2008

Schedules of Investments
(unaudited)
Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 4.8%
Consumer Services - 0.5%
300,000	Weight Watchers International Inc. (a)	$12,543,000

Hotels, Restaurants & Leisure - 1.7%
350,000	International Game Technology	12,481,000
487,800	Marriott International Inc., Class A Shares (a)	16,053,498
265,100	MGM MIRAGE Inc. (a) *	13,045,571

	Total Hotels, Restaurants & Leisure	41,580,069

Internet & Catalog Retail - 0.6%
161,998	Amazon.com Inc. *	13,222,277

Media - 0.5%
463,600	DIRECTV Group Inc. *	13,027,160

Specialty Retail - 1.5%
567,000	Bed Bath & Beyond Inc. (a) *	18,064,620
775,000	Staples Inc.	18,173,750

	Total Specialty Retail	36,238,370

	TOTAL CONSUMER DISCRETIONARY	116,610,876

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 5.6%
102,500	Costco Wholesale Corp.	7,310,300
1,520,400	CVS/Caremark Corp.	65,057,916
450,000	Walgreen Co.	16,209,000
819,400	Wal-Mart Stores Inc.	47,312,156

	Total Food & Staples Retailing	135,889,372

Food Products - 2.2%
239,100	Bunge Ltd.	28,541,367
210,400	Nestle SA, ADR	25,963,360

	Total Food Products	54,504,727

Household Products - 0.8%
280,000	Procter & Gamble Co.	18,494,000

	TOTAL CONSUMER STAPLES	208,888,099

ENERGY - 13.1%
Energy Equipment & Services - 7.1%
975,500	Halliburton Co. (a)	47,389,790
521,400	National-Oilwell Varco Inc. *	43,443,048
93,900	Schlumberger Ltd.	9,496,107
130,464	Transocean Inc. *	19,594,388

Shares	Security	Value

1,141,300	Weatherford International Ltd. *	52,077,519

	Total Energy Equipment & Services	172,000,852

Oil, Gas & Consumable Fuels - 6.0%
864,800	Chesapeake Energy Corp.	47,365,096
125,000	EOG Resources Inc.	16,078,750
411,300	Occidental Petroleum	37,810,809
461,700	Suncor Energy Inc.	31,557,195
380,972	Williams Cos. Inc.	14,492,175

	Total Oil, Gas & Consumable Fuels	147,304,025

	TOTAL ENERGY	319,304,877

FINANCIALS - 5.1%
Capital Markets - 1.2%
745,950	Charles Schwab Corp.	16,545,171
170,500	State Street Corp. (a)	12,279,410

	Total Capital Markets	28,824,581

Commercial Banks - 1.1%
1,118,500	Banco Bradesco SA, ADR (a)	26,855,185

Diversified Financial Services - 2.4%
87,550	CME Group Inc. (a)	37,672,765
155,000	IntercontinentalExchange Inc. *	21,421,000

	Total Diversified Financial Services	59,093,765

Insurance - 0.4%
184,900	Lincoln National Corp.	10,199,084

	TOTAL FINANCIALS	124,972,615

HEALTH CARE - 15.1%
Biotechnology - 5.9%
726,870	Biogen Idec Inc. (a) *	45,611,092
899,050	Celgene Corp. *	54,716,183
350,000	Genentech Inc. *	24,804,500
308,937	Gilead Sciences Inc. *	17,090,395

	Total Biotechnology	142,222,170

Health Care Equipment & Supplies - 1.6%
81,900	Alcon Inc.	12,858,300
535,600	Covidien Ltd.	26,828,204

	Total Health Care Equipment & Supplies	39,686,504

Health Care Providers & Services - 0.8%
560,000	UnitedHealth Group Inc.	19,157,600

Life Sciences Tools & Services - 2.5%
1,008,900	Thermo Fisher Scientific Inc. (a) *	59,545,278

Pharmaceuticals - 4.3%
335,000	Allergan Inc.	19,302,700
1,845,850	Elan Corp. PLC, ADR (a) *	46,220,084
243,900	Teva Pharmaceutical Industries Ltd., ADR	11,153,547
640,800	Wyeth	28,496,376

	Total Pharmaceuticals	105,172,707

	TOTAL HEALTH CARE	365,784,259

Shares	Security	Value

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.5%
155,900	Boeing Co. (a)	12,903,843
151,300	General Dynamics Corp.	13,942,295
461,300	United Technologies Corp	32,770,752

	Total Aerospace & Defense	59,616,890

Air Freight & Logistics - 1.4%
375,000	Expeditors International of Washington Inc.	17,655,000
230,000	United Parcel Service Inc., Class B Shares	16,334,600

	Total Air Freight & Logistics	33,989,600

Construction & Engineering - 1.3%
401,700	Foster Wheeler Ltd. *	30,597,489

Electrical Equipment - 2.1%
510,000	ABB Ltd., ADR *	16,564,800
54,667	First Solar Inc. *	14,625,609
344,305	Rockwell Automation Inc.	20,159,058

	Total Electrical Equipment	51,349,467

Industrial Conglomerates - 1.1%
198,895	McDermott International Inc. *	12,337,457
237,700	Textron Inc.	14,868,135

	Total Industrial Conglomerates	27,205,592

Machinery - 3.5%
207,700	Cummins Inc.	14,626,234
286,900	Danaher Corp.	22,429,842
310,700	Deere & Co.	25,272,338
344,350	ITT Industries Inc.	22,727,100

	Total Machinery	85,055,514

Road & Rail - 0.3%
99,284	Union Pacific Corp.	8,172,066

	TOTAL INDUSTRIALS	295,986,618

INFORMATION TECHNOLOGY - 30.7%
Communication Equipment - 3.4%
529,900	Cisco Systems Inc. *	14,158,928
1,393,800	QUALCOMM Inc.	67,655,052

	Total Communication Equipment	81,813,980

Computers & Peripherals - 10.8%
348,254	Apple Inc. *	65,732,943
612,200	Dell Inc. *	14,117,332
1,250,700	EMC Corp. *	21,812,208
640,800	Hewlett-Packard Corp.	30,156,048
136,400	International Business Machines Corp.	17,654,252
1,078,100	NetApp Inc. *	26,284,078
288,800	Research in Motion Ltd. *	40,105,656
1,026,600	Seagate Technology (a)	21,989,772
725,000	Sun Microsystems Inc. *	9,388,750
600,000	Teradata Corp. *	16,206,000

	Total Computers & Peripherals	263,447,039

Shares	Security	Value

Internet Software & Services - 4.8%
580,000	eBay Inc. (a) *	17,405,800
101,098	Equinix Inc. (a) *	9,653,848
142,619	Google Inc., Class A Shares *	83,546,210
175,200	Verisign Inc. *	7,015,008

	Total Internet Software & Services	117,620,866

IT Services - 4.3%
1,224,700	Cognizant Technology Solutions Corp. *	43,207,416
133,600	Mastercard Inc. (a)	41,235,640
225,000	Visa Inc. *	19,431,000

	Total IT Services	103,874,056

Semiconductors & Semiconductor Equipment - 2.8%
484,300	Applied Materials Inc.	9,593,983
1,365,450	Intel Corp.	31,651,131
985,100	Marvell Technology Group Ltd. *	17,101,336
124,600	MEMC Electronic Materials Inc. *	8,555,036

	Total Semiconductors & Semiconductor Equipment	66,901,486

Software - 4.6%
297,700	Adobe Systems Inc. *	13,116,662
688,600	Autodesk Inc. *	28,342,776
640,000	Intuit Inc. *	18,534,400
1,104,660	Microsoft Corp.	31,283,971
870,300	Oracle Corp. *	19,877,652

	Total Software	111,155,461

	TOTAL INFORMATION TECHNOLOGY	744,812,888

MATERIALS - 4.1%
Chemicals - 2.0%
509,700	Praxair Inc.	48,452,082

Metals & Mining - 2.1%
248,700	Freeport-McMoRan Copper & Gold Inc.	28,777,077
564,300	Goldcorp Inc.	22,651,002

	Total Metals & Mining	51,428,079

	TOTAL MATERIALS	99,880,161

TELECOMMUNICATION SERVICES - 3.0%
Wireless Equipment - 1.2%
400,000	Crown Castle International Corp. *	16,996,000
421,100	Nokia Corp., ADR	11,959,240

	Total Wireless Equipment	28,955,240

Wireless Telecommunication Services - 1.8%
435,300	American Tower Corp., Class A Shares (a) *	19,901,916
462,132	NII Holdings Inc., Class B Shares *	23,199,026

	Total Wireless Telecommunication Services	43,100,942

	TOTAL TELECOMMUNICATION SERVICES	72,056,182

	TOTAL COMMON STOCKS
	(Cost — $1,890,248,685)	2,348,296,575

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,890,248,685)	2,348,296,575

Face
Amount
SHORT-TERM INVESTMENTS (b) - 10.5%
MONEY MARKET FUND - 7.6%

183,590,186	BBH Securities Lending Trust (c)	183,590,186

	(Cost — $183,590,186)
TIME DEPOSITS - 2.5%
$17,989,710	Bank of America — London, 1.610% due 6/2/08	17,989,710
43,372,779	Wells Fargo — Grand Cayman, 1.610% due 6/2/08	43,372,779

	TOTAL TIME DEPOSITS	61,362,489

	(Cost — $61,362,489)
U.S. GOVERNMENT AGENCY - 0.4%
9,210,000	Federal Home Loan Bank (FHLB), Discount Notes, 1.900% due 6/2/08 (Cost — $9,208,542) (d)	9,208,542

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $254,161,217)	254,161,217

	TOTAL INVESTMENTS - 107.2%
	(Cost — $2,144,409,902#)	2,602,457,792
	Liabilities in Excess of Other Assets — (7.2%)	(175,241,653)

	TOTAL NET ASSETS - 100.0%	$2,427,216,139

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 2.9%.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	Rate shown represents yield-to-maturity.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
     Abbreviation used in this schedule:

ADR	-	American Depositary Receipt

Schedules of Investments
(unaudited)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
44,400	Autoliv Inc.	$2,427,348

Automobiles - 0.3%
278,200	General Motors Corp. (a)	4,757,220
8,500	Toyota Motor Corp., ADR	867,425

	Total Automobiles	5,624,645

Hotels, Restaurants & Leisure - 1.1%
493,000	International Game Technology	17,580,380
209,950	Wyndham Worldwide Corp.	4,593,706

	Total Hotels, Restaurants & Leisure	22,174,086

Household Durables - 1.8%
288,900	Black & Decker Corp. (a)	18,691,830
178,600	DR Horton Inc.	2,270,006
215,800	Whirlpool Corp. (a)	15,900,144

	Total Household Durables	36,861,980

Leisure Equipment & Products - 0.7%
770,300	Mattel Inc.	15,513,842

Media - 4.1%
1,027,900	CBS Corp., Class B Shares	22,182,082
492,000	DIRECTV Group Inc. *	13,825,200
281,700	Gannett Co. Inc. (a)	8,115,777
33	Gemstar-TV Guide International Inc. *	146
1,560,000	Interpublic Group Cos. Inc. (a) *	15,553,200
402,700	Time Warner Inc.	6,394,876
344,000	WPP Group PLC, ADR (a)	20,863,600

	Total Media	86,934,881

Multiline Retail - 1.5%
85,800	JC Penney Co. Inc.	3,452,592
336,000	Macy’s Inc.	7,953,120
390,000	Target Corp. (a)	20,810,400

	Total Multiline Retail	32,216,112

Specialty Retail - 1.8%
994,600	Home Depot Inc.	27,212,256
578,000	Limited Brands Inc.	11,201,640

	Total Specialty Retail	38,413,896

Textiles, Apparel & Luxury Goods - 0.8%
230,900	V. F. Corp.	17,479,130

	TOTAL CONSUMER DISCRETIONARY	257,645,920

Shares	Security	Value

CONSUMER STAPLES - 9.8%
Beverages - 1.0%
301,600	Anheuser-Busch Cos. Inc.	17,329,936
62,500	Coca-Cola Co.	3,578,750

	Total Beverages	20,908,686

Food & Staples Retailing - 1.6%
495,000	CVS/Caremark Corp.	21,181,050
133,800	Kroger Co.	3,698,232
242,900	SUPERVALU Inc.	8,518,503

	Total Food & Staples Retailing	33,397,785

Food Products - 3.2%
605,000	Archer Daniels Midland (a)	24,018,500
400,000	Campbell Soup Co.	13,392,000
608,000	ConAgra Foods Inc.	14,336,640
483,400	Kraft Foods Inc.	15,700,832

	Total Food Products	67,447,972

Household Products - 0.7%
244,000	Kimberly-Clark Corp.	15,567,200

Tobacco - 3.3%
974,800	Altria Group Inc.	21,699,048
615,600	Philip Morris International Inc. *	32,417,496
282,800	Reynolds American Inc. (a)	15,531,376

	Total Tobacco	69,647,920

	TOTAL CONSUMER STAPLES	206,969,563

ENERGY - 20.6%
Energy Equipment & Services - 5.0%
285,000	Baker Hughes Inc.	25,256,700
724,000	BJ Services Co. (a)	21,864,800
762,500	Halliburton Co. (a)	37,042,250
510,000	Nabors Industries Ltd. (a) *	21,440,400

	Total Energy Equipment & Services	105,604,150

Oil, Gas & Consumable Fuels - 15.6%
240,000	Anadarko Petroleum Corp.	17,992,800
24,100	Apache Corp.	3,230,846
556,800	BP PLC, ADR (a)	40,373,568
656,900	Chevron Corp.	65,131,635
519,500	ConocoPhillips	48,365,450
1,050,000	El Paso Corp.	20,527,500
310,500	Exxon Mobil Corp.	27,559,980
755,800	Marathon Oil Corp.	38,840,562
181,300	Occidental Petroleum	16,666,909
197,600	Petro-Canada	11,405,472
266,300	Royal Dutch Shell PLC, Class A Shares, ADR (a)	22,765,987
181,500	Total SA, ADR	15,837,690
53,600	Valero Energy Corp.	2,725,024

	Total Oil, Gas & Consumable Fuels	331,423,423

	TOTAL ENERGY	437,027,573

Shares	Security	Value

FINANCIALS - 15.4%
Capital Markets - 0.8%
8,400	Goldman Sachs Group Inc.	1,481,844
85,600	Merrill Lynch & Co. Inc.	3,759,552
267,000	Morgan Stanley (a)	11,809,410

	Total Capital Markets	17,050,806

Commercial Banks - 3.6%
847,604	Bank of America Corp.	28,827,012
588,900	Keycorp	11,465,883
1,281,800	Regions Financial Corp. (a)	22,841,676
603,700	Wachovia Corp. (a)	14,368,060

	Total Commercial Banks	77,502,631

Diversified Financial Services - 2.0%
63,500	Deutsche Bank AG (a)	6,760,845
835,600	JPMorgan Chase & Co.	35,930,800

	Total Diversified Financial Services	42,691,645

Insurance - 7.8%
217,000	ACE Ltd.	13,035,190
938,100	Allstate Corp.	47,786,814
590,600	American International Group Inc.	21,261,600
106,800	Fidelity National Financial Inc.	1,826,280
307,500	Genworth Financial Inc., Class A Shares	6,795,750
229,300	Hartford Financial Services Group Inc.	16,296,351
471,300	Lincoln National Corp.	25,996,908
236,800	MetLife Inc.	14,215,104
274,100	Travelers Cos. Inc.	13,652,921
106,100	XL Capital Ltd., Class A Shares (a)	3,703,951

	Total Insurance	164,570,869

Real Estate Investment Trusts (REITs) - 0.7%
835,600	Host Hotels & Resorts Inc. (a)	14,363,964

Thrifts & Mortgage Finance - 0.5%
222,200	Fannie Mae	6,003,844
193,200	Freddie Mac	4,911,144

	Total Thrifts & Mortgage Finance	10,914,988

	TOTAL FINANCIALS	327,094,903

HEALTH CARE - 8.0%
Health Care Providers & Services - 1.9%
220,800	Amerisourcebergen Corp. Class A	9,125,664
172,000	Cardinal Health Inc.	9,724,880
296,500	Humana Inc. *	15,136,325
119,200	McKesson Corp.	6,871,880

	Total Health Care Providers & Services	40,858,749

Pharmaceuticals - 6.1%
314,000	Barr Pharmaceuticals Inc. *	13,753,200
694,100	GlaxoSmithKline PLC, ADR (a)	30,908,273
222,300	Merck & Co. Inc.	8,660,808
2,721,100	Pfizer Inc.	52,680,496

Shares	Security	Value

345,000	Schering-Plough Corp.	7,038,000
354,200	Wyeth	15,751,274

	Total Pharmaceuticals	128,792,051

	TOTAL HEALTH CARE	169,650,800

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.6%
28,100	Lockheed Martin Corp.	3,075,264
127,300	Northrop Grumman Corp.	9,606,058

	Total Aerospace & Defense	12,681,322

Building Products - 0.1%
113,300	KB Home (a)	2,323,783

Commercial Services & Supplies - 1.7%
227,600	Allied Waste Industries Inc. *	3,065,772
487,600	R.R. Donnelley & Sons Co.	16,007,908
431,000	Waste Management Inc.	16,347,830

	Total Commercial Services & Supplies	35,421,510

Industrial Conglomerates - 1.0%
76,400	3M Co.	5,925,584
308,300	General Electric Co. (a)	9,470,976
63,600	Parker Hannifin Corp.	5,385,012

	Total Industrial Conglomerates	20,781,572

Machinery - 1.3%
306,600	Caterpillar Inc. (a)	25,337,424
37,300	Terex Corp. *	2,661,355

	Total Machinery	27,998,779

Road & Rail - 1.6%
458,000	Norfolk Southern Corp.	30,860,040
40,800	Ryder System Inc.	2,995,944

	Total Road & Rail	33,855,984

	TOTAL INDUSTRIALS	133,062,950

INFORMATION TECHNOLOGY - 9.2%
Computers & Peripherals - 1.0%
772,500	Seagate Technology (a)	16,546,950
98,100	Western Digital Corp. *	3,681,693

	Total Computers & Peripherals	20,228,643

Electronic Equipment & Instruments - 2.9%
119,400	Diamond Offshore Drilling Inc. (a)	16,290,936
2,457,626	Flextronics International Ltd. *	26,321,174
973,900	Ingram Micro Inc. *	17,656,807
182,520	Sanmina-SCI Corp. *	273,780
51,910	Tech Data Corp. *	1,899,387

	Total Electronic Equipment & Instruments	62,442,084

IT Services - 0.8%
747,000	Western Union Co.	17,659,080

Semiconductors & Semiconductor Equipment - 3.2%
2,230,000	Infineon Technologies AG, ADR *	20,181,500
1,902,000	Intel Corp.	44,088,360

Shares	Security	Value

630,600	Qimonda AG, ADR (a) *	2,434,116

	Total Semiconductors & Semiconductor Equipment	66,703,976

Software - 1.3%
1,191,000	Cadence Design Systems Inc. *	13,839,420
675,000	Symantec Corp. *	14,667,750

	Total Software	28,507,170

	TOTAL INFORMATION TECHNOLOGY	195,540,953

MATERIALS - 7.1%
Chemicals - 3.5%
56,800	Ashland Inc.	3,048,456
1,144,900	Dow Chemical Co. (a)	46,253,960
510,000	EI Du Pont de Nemours & Co. (a)	24,434,100

	Total Chemicals	73,736,516

Metals & Mining - 3.6%
643,100	Alcoa Inc.	26,103,429
89,350	ArcelorMittal, Class A Shares (a)	8,875,135
585,000	Newmont Mining Corp.	27,805,050
956,000	Yamana Gold Inc.	14,607,680

	Total Metals & Mining	77,391,294

	TOTAL MATERIALS	151,127,810

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
1,034,734	AT&T Inc.	41,285,887
1,188,400	Sprint Nextel Corp.	11,123,424
816,900	Verizon Communications	31,426,143
175,000	Vodafone Group PLC, ADR	5,615,750
1,235,500	Windstream Corp.	16,481,570

	Total Diversified Telecommunication Services	105,932,774

	TOTAL TELECOMMUNICATION SERVICES	105,932,774

UTILITIES - 1.1%
Electric Utilities - 0.4%
111,800	American Electic Power Co. Inc.	4,732,494
77,900	Wisconsin Energy Corp.	3,742,316

	Total Electric Utilities	8,474,810

Multi-Utilities - 0.7%
338,700	Ameren Corp.	15,393,915

	TOTAL UTILITIES	23,868,725

	TOTAL COMMON STOCKS
	(Cost — $1,893,713,116)	2,007,921,971

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,893,713,116)	2,007,921,971

Face
Amount
SHORT-TERM INVESTMENTS (b) - 16.0%
MONEY MARKET FUND - 11.6%

245,208,082	BBH Securities Lending Trust (c)	245,208,082

	(Cost — $245,208,082)

Face
Amount
TIME DEPOSITS - 4.4%
$13,637,992	Bank of America — London, 1.610% due 6/2/08	13,637,992
80,505,405	Wells Fargo — Grand Cayman, 1.610% due 6/2/08	80,505,405

	TOTAL TIME DEPOSITS	94,143,397

	(Cost — $94,143,397)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $339,351,479)	339,351,479

	TOTAL INVESTMENTS - 110.7%
	(Cost — $2,233,064,595#)	2,347,273,450
	Liabilities in Excess of Other Assets — (10.7%)	(226,095,070)

	TOTAL NET ASSETS - 100.0%	$2,121,178,380

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 4.4%.

(c)	Represents investment of collateral received from securities lending transactions.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
     Abbreviation used in this schedule:

ADR	-	American Depositary Receipt

Schedules of Investments
(unaudited)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 2.7%
108,800	American Public Education Inc. *	$4,035,392
196,912	Corinthian Colleges Inc. (a) *	2,520,474
48,500	New Oriental Education & Technology Group Inc., ADR (a) *	3,188,875
383,500	Stewart Enterprises Inc., Class A Shares (a)	2,646,150

	Total Diversified Consumer Services	12,390,891

Hotels, Restaurants & Leisure - 1.6%
38,400	Red Robin Gourmet Burgers Inc. (a) *	1,290,624
271,858	Texas Roadhouse Inc., Class A Shares (a) *	2,998,594
88,050	WMS Industries Inc. *	3,261,372

	Total Hotels, Restaurants & Leisure	7,550,590

Internet & Catalog Retail - 0.4%
86,700	Nutri/System Inc. (a) *	1,779,084

Media - 0.1%
23,900	Rentrak Corp. *	333,405

Specialty Retail - 1.2%
45,500	Gymboree Corp. *	2,099,370
169,100	Pier 1 Imports Inc. (a) *	1,219,211
107,300	Zumiez Inc. (a) *	2,249,008

	Total Specialty Retail	5,567,589

Textiles, Apparel & Luxury Goods - 3.1%
107,800	Aeropostale Inc. *	3,766,532
319,859	Bebe Stores Inc.	3,655,988
164,500	Iconix Brand Group Inc. (a) *	2,385,250
51,200	Oxford Industries Inc.	1,399,808
131,400	True Religion Apparel Inc. (a) *	3,321,792

	Total Textiles, Apparel & Luxury Goods	14,529,370

	TOTAL CONSUMER DISCRETIONARY	42,150,929

CONSUMER STAPLES - 1.4%
Food Products - 0.2%
210,700	Agria Corp. *	1,015,574

Personal Products - 1.2%
279,000	Bare Escentuals Inc. (a) *	5,596,740

	TOTAL CONSUMER STAPLES	6,612,314

ENERGY - 17.8%
Energy Equipment & Services - 10.0%

Shares	Security	Value

249,000	Complete Production *	7,136,340
105,500	Evergreen Solar Inc. (a) *	1,097,200
76,830	Exterran Holdings Inc. (a) *	5,648,542
111,600	Flotek Industries Inc. (a) *	1,911,708
93,200	Matrix Service Co. *	2,247,052
98,600	NATCO Group Inc. *	4,660,822
138,100	Oil States International Inc. (a) *	8,067,802
250,200	Superior Energy Services Inc. *	13,433,238
54,500	Willbros Group Inc. *	2,260,660

	Total Energy Equipment & Services	46,463,364

Oil, Gas & Consumable Fuels - 7.8%
36,050	Carrizo Oil & Gas Inc. *	2,413,908
55,000	Foundation Coal Holdings Inc.	3,670,150
248,900	Key Energy Services Inc. *	4,296,014
110,000	Parallel Petroleum Corp *	2,311,100
160,000	Patterson UTI Energy Inc.	5,036,800
157,200	Pioneer Drilling Co. *	2,799,732
118,400	Precision Drilling Trust (a)	3,158,912
170,898	Quicksilver Resources Inc. (a) *	6,225,814
94,900	T-3 Energy Services Inc. *	6,141,928

	Total Oil, Gas & Consumable Fuels	36,054,358

	TOTAL ENERGY	82,517,722

FINANCIALS - 1.8%
Commercial Banks - 0.9%
143,200	Signature Bank *	4,086,928

Insurance - 0.4%
71,600	Tower Group Inc.	1,866,612

Real Estate Investment Trusts (REITs) - 0.5%
161,200	DiamondRock Hospitality Co.	2,210,052

	TOTAL FINANCIALS	8,163,592

HEALTH CARE - 22.7%
Biotechnology - 9.0%
123,800	Alexion Pharmaceuticals Inc. (a) *	8,833,130
221,600	Applera Corp. — Celera Group *	2,854,208
40,889	Cephalon Inc. (a) *	2,768,594
96,400	Cubist Pharmaceuticals Inc. *	1,837,384
324,800	Human Genome Sciences Inc. (a) *	1,909,824
77,700	Illumina Inc. (a) *	6,097,896
123,400	InterMune Inc. (a) *	1,739,940
130,800	Omrix Biopharmaceuticals Inc. *	2,379,252
139,050	OSI Pharmaceuticals Inc. *	4,908,465
252,100	TomoTherapy Inc. (a) *	2,246,211
33,300	United Therapeutics Corp. *	3,180,483
170,000	Vanda Pharmaceuticals Inc. (a) *	795,600
79,900	Vertex Pharmaceuticals Inc. *	2,287,537

	Total Biotechnology	41,838,524

Shares	Security	Value

Health Care Equipment & Supplies - 7.7%
233,900	Align Technology Inc. (a) *	3,080,463
185,600	American Medical Systems Holdings Inc. (a) *	2,804,416
121,300	Cutera Inc. *	1,242,112
265,200	ev3 Inc. (a) *	2,638,740
45,700	Greatbatch Inc. (a) *	856,875
192,888	Immucor Inc. *	5,175,185
128,900	Masimo Corp. (a) *	4,454,784
85,000	Palomar Medical Technologies Inc. (a) *	940,100
174,300	PerkinElmer Inc.	4,929,204
447,400	Spectranetics Corp. (a) *	4,876,660
88,700	Varian Inc. *	4,921,963

	Total Health Care Equipment & Supplies	35,920,502

Health Care Providers & Services - 1.3%
58,100	Genoptix Inc. *	1,575,091
128,000	Gentiva Health Services Inc. *	2,577,920
127,500	Sun Healthcare Group Inc. *	1,830,900

	Total Health Care Providers & Services	5,983,911

Life Sciences Tools & Services - 0.9%
56,400	Dionex Corp. *	4,112,688

Pharmaceuticals - 3.8%
487,900	Adolor Corp. *	2,766,393
183,800	Array Biopharma Inc. *	1,143,236
355,800	Medicines Co. *	6,511,140
116,500	Medicis Pharmaceutical Corp., Class A Shares (a)	2,770,370
233,300	Santarus Inc. (a) *	566,919
169,450	Sciele Pharma Inc. (a) *	3,712,649

	Total Pharmaceuticals	17,470,707

	TOTAL HEALTH CARE	105,326,332

INDUSTRIALS - 14.2%
Aerospace & Defense - 0.2%
20,400	TransDigm Group Inc. *	889,440

Airlines - 0.1%
219,700	Airtran Holdings Inc. (a) *	659,100

Commercial Services & Supplies - 4.7%
115,500	Aegean Marine Petroleum Network Inc.	4,822,125
103,600	Coinstar Inc. *	3,947,160
171,400	Geo Group Inc. *	3,940,486
146,900	Hill International Inc. *	2,372,435
51,100	Kendle International Inc. (a) *	1,931,069
181,500	MDC Partners Inc. *	1,406,625
168,000	Valueclick Inc. *	3,378,480

	Total Commercial Services & Supplies	21,798,380

Construction & Engineering - 0.8%
90,100	Perini Corp. *	3,467,949

Shares	Security	Value

Electrical Equipment - 2.1%
79,200	Energy Conversion Devices Inc. (a) *	5,027,616
72,600	Powell Industries Inc. *	3,881,922
302,500	Power-One Inc. (a) *	919,600

	Total Electrical Equipment	9,829,138

Machinery - 5.3%
156,794	Actuant Corp., Class A Shares (a)	5,724,549
244,300	Colfax Corp. *	6,056,197
136,025	RBC Bearings Inc. *	5,125,422
103,100	Titan Machinery Inc. *	2,505,330
104,900	Wabtec Corp.	4,885,193

	Total Machinery	24,296,691

Marine - 0.3%
81,800	Safe Bulkers Inc. *	1,546,020

Road & Rail - 0.7%
92,200	J.B. Hunt Transport Services Inc.	3,212,248

	TOTAL INDUSTRIALS	65,698,966

INFORMATION TECHNOLOGY - 28.3%
Communication Equipment - 2.5%
208,600	Harmonic Inc. *	2,006,732
89,500	NICE Systems Ltd., ADR *	3,132,500
169,100	Polycom Inc. *	4,213,972
123,400	Riverbed Technology Inc. (a) *	2,215,030

	Total Communication Equipment	11,568,234

Computers & Peripherals - 0.9%
104,500	Magma Design Automation Inc. *	788,975
44,100	Netezza Corp. *	568,890
151,200	Virtusa Corp. *	1,527,120
76,400	Xyratex Ltd. *	1,524,180

	Total Computers & Peripherals	4,409,165

Internet Software & Services - 3.4%
81,500	comScore Inc. *	1,996,750
20,600	Equinix Inc. (a) *	1,967,094
215,500	Omniture Inc. *	5,312,075
662,700	Skillsoft PLC, ADR *	6,441,444

	Total Internet Software & Services	15,717,363

IT Services - 2.8%
322,600	Cybersource Corp. *	6,261,666
176,100	MPS Group Inc. *	2,021,628
106,500	RightNow Technologies Inc. *	1,582,590
448,100	Sapient Corp. *	2,957,460

	Total IT Services	12,823,344

Semiconductors & Semiconductor Equipment - 7.3%
148,300	ATMI Inc. *	4,438,619
65,600	Cavium Networks Inc. (a) *	1,709,536
157,600	IXYS Corp. *	1,837,616
111,800	Microsemi Corp. (a) *	3,063,320

Shares	Security	Value

60,100	Monolithic Power Systems Inc. *	1,456,223
110,100	Netlogic Microsystems Inc. (a) *	4,157,376
360,930	ON Semiconductor Corp. (a) *	3,569,598
697,100	PMC-Sierra Inc. (a) *	5,932,321
87,300	Power Integrations Inc. *	2,848,599
39,800	Standard Microsystems Corp. *	1,297,480
46,800	Tessera Technologies Inc. *	986,076
65,350	Varian Semiconductor Equipment Associates Inc. *	2,485,260

	Total Semiconductors & Semiconductor Equipment	33,782,024

Software - 11.4%
58,500	Ansys Inc. *	2,767,050
91,800	Blackboard Inc. *	3,477,384
348,400	Commvault Systems Inc. *	6,100,484
130,000	Concur Technologies Inc. *	4,767,100
123,900	Double-Take Software *	1,615,656
203,285	Informatica Corp. *	3,659,130
94,600	MICROS Systems Inc. *	3,118,962
142,751	Net 1 UEPS Technologies Inc. *	3,991,318
525,900	Nuance Communications Inc. (a) *	10,370,748
197,300	Phase Forward Inc. *	3,421,182
280,900	Quest Software Inc. *	4,778,109
94,200	Solera Holdings Inc. *	2,568,834
93,268	Verint Systems Inc. *	2,084,540

	Total Software	52,720,497

	TOTAL INFORMATION TECHNOLOGY	131,020,627

MATERIALS - 0.5%
Metals & Mining - 0.5%
150,600	Horsehead Holding Corp. *	2,115,930

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
84,600	Atheros Communications Inc. *	2,827,332

	TOTAL COMMON STOCKS
	(Cost — $370,800,546)	446,433,744

RIGHTS - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
880	OSI Pharmaceuticals Inc. (Cost — $123) (b) *	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $370,800,669)	446,433,744

Face
Amount
SHORT-TERM INVESTMENTS (c) - 27.6%
MONEY MARKET FUND - 24.1%

111,644,849	BBH Securities Lending Trust (d)	111,644,849

	(Cost — $111,644,849)
TIME DEPOSITS - 3.5%
$10,769,147	Bank of America — London, 1.610% due 6/2/08	10,769,147

Face
Amount
5,052,085	Wells Fargo — Grand Cayman, 1.610% due 6/2/08	5,052,085

	TOTAL TIME DEPOSITS	15,821,232

	(Cost — $15,821,232)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $127,466,081)	127,466,081

	TOTAL INVESTMENTS - 124.0%
	(Cost — $498,266,750#)	573,899,825
	Liabilities in Excess of Other Assets — (24.0%)	(110,954,539)

	TOTAL NET ASSETS - 100.0%	$462,945,286

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Illiquid security.

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 3.5%.

(d)	Represents investment of collateral received from securities lending transactions.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
     Abbreviation used in this schedule:

ADR	-	American Depositary Receipt

Schedules of Investments
(unaudited)
Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 2.7%
1,178,307	Hayes Lemmerz Internationl Inc. *	$4,618,964
350,482	Modine Manufacturing Co.	5,516,587

	Total Auto Components	10,135,551

Automobiles - 1.0%
593,100	Fleetwood Enterprises Inc. (a)*	2,467,296
56,200	Thor Industries Inc. (a)	1,515,152

	Total Automobiles	3,982,448

Diversified Consumer Services - 0.7%
123,800	Service Corporation International	1,324,660
54,900	Sothebys (a)	1,472,418

	Total Diversified Consumer Services	2,797,078

Hotels, Restaurants & Leisure - 0.5%
30,600	CEC Entertainment Inc. *	1,105,884
76,500	CKE Restaurants Inc. (a)	905,760

	Total Hotels, Restaurants & Leisure	2,011,644

Household Durables - 0.9%
42,600	American Greetings Corp., Class A Shares	794,916
45,400	Ethan Allen Interiors Inc.	1,273,016
37,700	Lancaster Colony Corp.	1,235,429

	Total Household Durables	3,303,361

Leisure Equipment & Products - 0.5%
253,377	Arctic Cat Inc. (a)	2,004,212

Media - 0.6%
21,240	AH Belo Corp., Class A Shares *	201,780
159,800	Belo Corp.	1,527,688
13,400	Meredith Corp.	439,654

	Total Media	2,169,122

Multiline Retail - 2.2%
46,100	Dollar Tree Inc. *	1,701,090
540,657	Fred’s Inc. (a)	6,785,245

	Total Multiline Retail	8,486,335

Specialty Retail - 2.6%
22,900	Advance Auto Parts Inc.	922,870
112,750	Cato Corp., Class A Shares	1,770,175
307,886	MarineMax Inc. (a)*	3,014,204
34,400	PETsMART Inc.	806,336
38,300	Ross Stores Inc.	1,402,546

Shares	Security	Value
45,575	Stage Stores Inc.	615,718
59,800	Zale Corp. (a)*	1,302,444

	Total Specialty Retail	9,834,293

Textiles, Apparel & Luxury Goods - 1.1%
104,675	Brown Shoe Co. Inc.	1,767,961
31,100	Men’s Wearhouse Inc.	644,703
19,500	Warnaco Group Inc. *	939,705
29,600	Wolverine World Wide Inc.	849,816

	Total Textiles, Apparel & Luxury Goods	4,202,185

	TOTAL CONSUMER DISCRETIONARY	48,926,229

CONSUMER STAPLES - 5.8%
Beverages - 1.1%
891,200	Cott Corp. (a)*	2,593,392
65,800	PepsiAmericas Inc.	1,603,546

	Total Beverages	4,196,938

Food & Drug Retailing - 0.9%
77,100	Casey’s General Stores Inc.	1,687,719
46,500	Weis Markets Inc.	1,604,715

	Total Food & Drug Retailing	3,292,434

Food Products - 3.0%
39,600	Corn Products International Inc.	1,861,596
118,300	Del Monte Foods Co.	1,030,393
31,800	J.M. Smucker Co.	1,678,722
59,000	Pilgrim’s Pride Corp.	1,534,000
210,348	Tootsie Roll Industries Inc. (a)	5,391,219

	Total Food Products	11,495,930

Household Products - 0.4%
50,300	WD-40 Co.	1,742,392

Tobacco - 0.4%
29,400	Universal Corp.	1,458,534

	TOTAL CONSUMER STAPLES	22,186,228

ENERGY - 7.6%
Energy Equipment & Services - 2.7%
128,100	Grey Wolf Inc. (a)*	1,003,023
37,400	Holly Corp.	1,587,630
120,588	ION Geophysical Corp. *	1,976,437
22,000	Lufkin Industries Inc.	1,755,160
27,300	Tidewater Inc.	1,865,409
25,000	W-H Energy Services *	2,138,250

	Total Energy Equipment & Services	10,325,909

Oil, Gas & Consumable Fuels - 4.9%
17,700	Arch Coal Inc.	1,148,907
35,100	Berry Petroleum Co., Class A Shares	1,895,400
12,500	Cabot Oil & Gas Corp.	753,125
28,400	Cimarex Energy Co.	1,935,176
32,524	Hercules Offshore Inc. (a)*	1,103,214
35,100	Newfield Exploration Co. *	2,219,724
33,400	Penn Virginia Corp.	2,104,868

Shares	Security	Value
39,400	St. Mary Land & Exploration Co.	2,007,824
46,500	Tsakos Energy Navigation Ltd.	1,674,000
41,600	Western Refining Inc. (a)	527,904
34,300	Whiting Petroleum Corp. *	3,208,079

	Total Oil, Gas & Consumable Fuels	18,578,221

	TOTAL ENERGY	28,904,130

FINANCIALS - 15.7%
Capital Markets - 0.1%
62,100	Boston Private Financial Holdings Inc. (a)	523,503

Commercial Banks - 5.8%
60,200	BancorpSouth Inc.	1,424,934
65,900	Bank of Hawaii Corp.	3,565,190
105,800	Colonial BancGroup Inc. (a)	648,554
28,200	Cullen/Frost Bankers Inc.	1,576,380
52,300	East-West Bancorp (a)	692,452
36,000	First Midwest Bancorp Inc. (a)	939,600
14,800	FirstMerit Corp.	299,108
75,800	Frontier Financial Corp. (a)	1,114,260
108,200	Fulton Financial Corp.	1,365,484
25,900	Hancock Holding Co. (a)	1,152,291
22,500	Independent Bank Corp., (Massachusetts)	659,250
30,700	NBT Bancorp Inc.	752,764
76,099	Old National Bancorp (a)	1,330,211
102,777	Oriental Financial Group Inc.	1,870,541
48,199	Provident Bankshares Corp. (a)	460,783
98,300	Sterling Bancshares Inc.	1,004,626
64,650	Sterling Financial Corp. of Spokane	574,092
71,000	Susquehanna Bancshares Inc. (a)	1,366,750
55,100	Whitney Holding Corp. (a)	1,251,872

	Total Commercial Banks	22,049,142

Consumer Finance - 0.2%
102,800	Advance America Cash Advance Centers Inc.	713,432

Insurance - 5.1%
133,000	American Equity Investment Life Holding Co.	1,405,810
59,500	American Financial Group Inc.	1,774,290
57,150	Delphi Financial Group, Class A Shares	1,651,064
34,100	Harleysville Group Inc.	1,330,241
64,600	Infinity Property & Casualty Corp.	2,604,672
53,800	Platinum Underwriters Holdings Ltd.	1,908,286
28,400	Protective Life Corp.	1,192,232
30,400	RLI Corp.	1,554,656
79,600	Selective Insurance Group	1,741,648
22,400	StanCorp Financial Group Inc.	1,231,776
57,700	W.R. Berkley Corp.	1,563,093
39,400	Zenith National Insurance Corp.	1,589,790

	Total Insurance	19,547,558

Shares	Security	Value
Real Estate Investment Trusts (REITs) - 3.7%
79,400	Ashford Hospitality Trust Inc.	487,516
64,464	Brandywine Realty Trust	1,209,989
52,000	CBL & Associates Properties Inc.	1,368,120
44,800	Education Realty Trust Inc.	584,640
57,700	Equity One Inc. (a)	1,339,217
43,600	First Industrial Realty Trust Inc. (a)	1,365,988
60,500	Healthcare Realty Trust	1,606,275
36,500	Highwoods Properties Inc.	1,314,000
173,600	HRPT Properties Trust	1,352,344
46,700	Nationwide Health Properties Inc. (a)	1,593,871
33,730	Potlatch Corp,	1,630,508
900	Sovran Self Storage Inc.	39,771

	Total Real Estate Investment Trusts (REITs)	13,892,239

Thrifts & Mortgage Finance - 0.8%
58,250	Washington Federal Inc. (a)	1,304,218
47,500	Washington Real Estate Investment Trust (a)	1,600,275

	Total Thrifts & Mortgage Finance	2,904,493

	TOTAL FINANCIALS	59,630,367

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 2.8%
59,500	Invacare Corp.	1,081,710
351,483	Merit Medical Systems Inc. *	5,595,609
65,900	STERIS Corp.	1,993,475
39,800	West Pharmaceutical Services Inc.	1,887,714

	Total Health Care Equipment & Supplies	10,558,508

Health Care Providers & Services - 1.0%
38,800	Owens & Minor Inc. (a)	1,842,224
14,500	Pediatrix Medical Group Inc. *	780,535
21,400	Universal Health Services Inc., Class B Shares	1,391,000

	Total Health Care Providers & Services	4,013,759

	TOTAL HEALTH CARE	14,572,267

INDUSTRIALS - 22.6%
Aerospace & Defense - 0.5%
25,500	DRS Technologies Inc.	2,008,890

Airlines - 0.4%
102,100	SkyWest Inc.	1,578,466

Building Products - 1.6%
39,600	Crane Co.	1,807,740
45,200	Lennox International Inc.	1,456,344
31,700	MDC Holdings Inc.	1,287,971
54,000	Simpson Manufacturing Co. Inc. (a)	1,424,520

	Total Building Products	5,976,575

Commercial Services & Supplies - 4.7%
361,680	ACCO Brands Corp. *	5,548,171
28,700	Brink’s Co.	2,080,176

Shares	Security	Value
312,170	Calgon Carbon Corp (a)*	5,531,652
23,800	Casella Waste Systems Inc., Class A Shares *	265,608
89,200	Ennis Inc.	1,684,988
26,500	Great Lakes Dredge & Dock Corp.	160,325
68,267	Kelly Services Inc., Class A Shares (a)	1,433,607
26,200	United Stationers Inc. *	1,109,308

	Total Commercial Services & Supplies	17,813,835

Electrical Equipment - 2.6%
31,700	Acuity Brands Inc.	1,688,025
211,446	EnerSys (a)*	6,599,230
35,000	Regal-Beloit Corp.	1,627,500

	Total Electrical Equipment	9,914,755

Industrial Conglomerates - 0.7%
30,500	Walter Industries Inc.	2,843,820

Machinery - 6.3%
55,400	Actuant Corp., Class A Shares	2,022,654
42,800	Albany International Corp., Class A Shares	1,481,308
62,200	Barnes Group Inc. (a)	1,986,668
346,094	Briggs & Stratton Corp. (a)	5,104,887
8,500	Colfax Corp. *	210,715
27,600	Gardner Denver Inc *	1,464,456
49,500	Harsco Corp.	3,134,340
47,000	Kennametal Inc.	1,816,550
23,200	Lincoln Electric Holdings Inc.	1,913,536
49,000	Mueller Industries Inc.	1,753,710
26,856	Mueller Water Products Inc., Class A Shares	265,874
32,200	Timken Co.	1,179,486
32,400	Wabtec Corp.	1,508,868

	Total Machinery	23,843,052

Marine - 1.3%
36,300	Alexander & Baldwin Inc.	1,868,361
24,600	Genco Shipping & Trading Ltd. (a)	1,727,904
22,400	Kirby Corp. *	1,246,784

	Total Marine	4,843,049

Road & Rail - 3.3%
43,500	Arkansas Best Corp. (a)	1,616,460
129,600	FreightCar America Inc.	5,650,560
25,400	Saia Inc. *	353,314
272,200	Werner Enterprises Inc. (a)	5,155,468

	Total Road & Rail	12,775,802

Trading Companies & Distributors - 0.8%
56,600	Applied Industrial Technologies Inc.	1,560,462
65,900	World Fuel Services Corp.	1,587,531

	Total Trading Companies & Distributors	3,147,993

Transportation Infrastructure - 0.4%
51,400	General Maritime Corp.	1,451,022

	TOTAL INDUSTRIALS	86,197,259

Shares	Security	Value
INFORMATION TECHNOLOGY - 8.2%
Computers & Peripherals - 0.3%
144,400	Brocade Communications Systems Inc. (a)*	1,163,864

Electronic Equipment & Instruments - 1.7%
118,000	AVX Corp.	1,571,760
50,400	Bell Microproducts Inc. (a)*	133,560
38,400	Checkpoint Systems Inc. *	997,248
34,300	Tech Data Corp. *	1,255,037
79,500	Technitrol Inc.	1,586,025
117,800	Vishay Intertechnology Inc. *	1,187,424

	Total Electronic Equipment & Instruments	6,731,054

IT Services - 1.1%
1,187,337	Lionbridge Technologies *	2,885,229
58,400	Sykes Enterprises Inc. *	1,209,464

	Total IT Services	4,094,693

Semiconductors & Semiconductor Equipment - 1.9%
155,000	Cirrus Logic Inc. *	1,016,800
321,093	Cohu Inc.	5,493,901
92,000	Entegris Inc. *	707,480

	Total Semiconductors & Semiconductor Equipment	7,218,181

Software - 3.2%
189,700	Compuware Corp. *	1,933,043
97,600	Parametric Technology Corp. *	1,832,928
41,400	QAD Inc.	317,124
291,249	Schawk Inc.	4,875,508
50,000	Sybase Inc. (a)*	1,601,000
62,700	Synopsys Inc. (a)*	1,652,145

	Total Software	12,211,748

	TOTAL INFORMATION TECHNOLOGY	31,419,540

MATERIALS - 8.6%
Chemicals - 3.9%
43,600	Albemarle Corp.	1,938,892
23,100	Cytec Industries Inc.	1,458,996
30,900	FMC Corp.	2,285,982
33,100	Hercules Inc.	682,853
28,600	Lubrizol Corp.	1,604,460
58,900	Methanex Corp.	1,687,485
75,300	RPM International Inc.	1,847,109
49,000	Sensient Technologies Corp.	1,541,050
38,200	Valspar Corp.	861,792
61,900	Westlake Chemical Corp. (a)	1,073,965

	Total Chemicals	14,982,584

Construction Materials - 0.4%
36,400	Insteel Industries Inc. (a)	583,492
14,300	Texas Industries Inc. (a)	1,042,470

	Total Construction Materials	1,625,962

Containers & Packaging - 1.2%
65,200	Crown Holdings Inc. *	1,881,020

Shares	Security	Value
361,500	Intertape Polymer Group Inc. *	1,008,585
30,000	Silgan Holdings Inc.	1,716,900

	Total Containers & Packaging	4,606,505

Metals & Mining - 3.0%
24,900	Carpenter Technology Corp.	1,374,480
19,300	Cleveland Cliffs Inc. (a)	2,059,310
55,100	Commercial Metals Co.	2,016,660
259,100	IAMGOLD Corp.	1,531,281
13,300	Kaiser Aluminum Corp.	853,195
57,900	Royal Gold Inc. (a)	1,779,846
90,900	Titanium Metals Corp. (a)	1,581,660

	Total Metals & Mining	11,196,432

Paper & Forest Products - 0.1%
25,155	AbitibiBowater Inc. (a)	298,841

	TOTAL MATERIALS	32,710,324

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
34,200	FairPoint Communications Inc.	307,800
573,830	MasTec Inc. *	6,765,456
62,800	Premiere Global Services Inc. *	951,420
53,400	Syniverse Holdings Inc. *	1,151,304

	Total Diversified Telecommunication Services	9,175,980

	TOTAL TELECOMMUNICATION SERVICES	9,175,980

UTILITIES - 5.9%
Electric Utilities - 1.4%
64,800	Cleco Corp.	1,618,704
55,700	El Paso Electric Co. *	1,203,677
23,500	Otter Tail Corp. (a)	882,190
66,300	Westar Energy Inc.	1,591,200

	Total Electric Utilities	5,295,771

Gas Utilities - 3.4%
43,800	AGL Resources Inc.	1,563,660
57,300	Atmos Energy Corp.	1,569,447
25,300	Energen Corp.	1,896,235
32,700	National Fuel Gas Co.	1,972,137
92,800	Southwest Gas Corp.	2,893,504
60,600	UGI Corp.	1,634,988
45,700	WGL Holdings Inc.	1,594,473

	Total Gas Utilities	13,124,444

Independent Power Producers & Energy Traders - 0.2%
16,200	Black Hills Corp.	570,888

Multi-Utilities - 0.9%
52,200	OGE Energy Corp.	1,751,310
54,100	Vectren Corp.	1,595,950

	Total Multi-Utilities	3,347,260

	TOTAL UTILITIES	22,338,363

	TOTAL COMMON STOCKS
	(Cost — $318,985,492)	356,060,687

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $318,985,492)	356,060,687

Face
Amount
SHORT-TERM INVESTMENTS (b) - 24.5%
COMMERCIAL PAPER - 1.4%
$2,000,000	Cargill Inc., 2.250% due 6/2/08 (c)	1,999,625
3,305,000	Lehman Brothers Holding Inc., 2.500% due 6/2/08 (c)	3,304,311

	TOTAL COMMERCIAL PAPER	5,303,936

	(Cost — $5,303,937)
MONEY MARKET FUND - 18.6%

70,736,713	BBH Securities Lending Trust (d)	70,736,713

	(Cost — $70,736,713)
TIME DEPOSITS - 4.5%
9,208,129	Bank of America — London, 1.610% due 6/2/08	9,208,129
1,993	BBH — Grand Cayman, 1.610% due 6/2/08	1,993
7,970,186	Wells Fargo — Grand Cayman, 1.610% due 6/2/08	7,970,186

	TOTAL TIME DEPOSITS	17,180,308

	(Cost — $17,180,308)

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $93,220,958)	93,220,957

	TOTAL INVESTMENTS - 117.9%
	(Cost — $412,206,450#)	449,281,644
	Liabilities in Excess of Other Assets — (17.9%)	(68,258,297)

	TOTAL NET ASSETS - 100.0%	$381,023,347

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 5.9%.

(c)	Rate shown represents yield-to-maturity.

(d)	Represents investment of collateral received from securities lending transactions.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments
(unaudited)
International Equity Investments

Shares	Security	Value
COMMON STOCKS - 95.6%

Australia - 0.7%
209,617	Babcock & Brown Infrastructure Group	$209,203
53,943	Centennial Coal Co., Ltd. (a)	262,743
122,806	CSL Ltd. Australia	4,667,978
4,890	Downer EDI Ltd.	33,672
12,691	Flight Centre Ltd.	230,290
9,885	Healthscope Ltd.	42,766
80,800	Macquarie Group Ltd. (a)	4,205,658
35,528	Metcash Ltd.	139,456
11,466	Portman Ltd. *	191,745
27,940	Sally Malay Mining Ltd.	128,084
47,716	Specialty Fashion Group Ltd.	44,888
37,743	Spotless Group Ltd.	109,581
39,487	Straits Resources Ltd.	294,154
83,485	SunCorp.-Metway Ltd.	1,150,538
304,609	Valad Property Group	292,371

	Total Australia	12,003,127

Austria - 0.0%
7,698	CA Immobilien International AG *	124,081

Belgium - 0.5%
2,412	Barco NV	164,294
3,230	Econocom Group	42,063
5,179	Euronav NV	217,962
192,349	Fortis	4,701,472
2,559	Gimv NV	181,792
37,426	Mobistar SA	3,076,833
6,009	Tessenderlo Chemie NV (a)	328,621

	Total Belgium	8,713,037

Bermuda - 0.5%
46,147	Hiscox Ltd.	216,913
457,500	Jardine Strategic Holdings Ltd.	8,235,000

	Total Bermuda	8,451,913

Brazil - 3.4%
128,144	All America Latina Logistica SA	1,909,903
375,800	Bovespa Holding SA	6,195,141
82,600	Brasil Telecom Participacoes SA, ADR (a)	6,792,198
295,000	Cosan Ltd. *	3,475,100
150,000	Gafisa SA	3,353,940
247,953	Petroleo Brasileiro SA	17,480,686

Shares	Security	Value
273,800	Redecard SA	5,894,692
88,740	Tele Norte Leste Participacoes SA, ADR	2,296,591
378,500	Unibanco — Uniao de Bancos Brasileiros SA	5,902,058
20,975	Unibanco — Uniao de Bancos Brasileiros SA, GDR	3,276,098

	Total Brazil	56,576,407

Canada - 3.5%
78,500	Barrick Gold Corp. (a)	3,162,765
604,200	Bombardier Inc. *	4,802,717
163,400	Cameco Corp.	6,655,362
105,400	EnCana Corp.	9,492,734
77,100	Niko Resources Ltd.	7,151,057
35,686	Potash Corp. of Saskatchewan	7,104,012
56,956	Research in Motion Ltd. *	7,909,480
106,008	Rogers Communications Inc. — Class B	4,661,216
266,000	Talisman Energy Inc. (a)	6,107,682

	Total Canada	57,047,025

China - 0.8%
5,105,100	China Petroleum & Chemical Corp., Class H Shares	5,141,437
45,100	Ctrip.com International Ltd., ADR	2,632,938
6,005,400	Industrials & Commercial Bank of China	4,486,092

	Total China	12,260,467

Cyprus - 0.0%
24,832	Deep Sea Supply PLC	99,978

Denmark - 1.3%
601	D/S Norden AS	75,091
179,700	Danske Bank AS	6,165,984
224,600	H. Lundbeck AS	5,504,730
830	Solar Holdings AS	75,484
70,500	Vestas Wind Systems AS *	9,705,579

	Total Denmark	21,526,868

Finland - 0.2%
7,305	CapMan Oyj	28,414
10,571	Cramo Oyj	209,369
4,702	Lemminkainen Oyj	249,316
59,695	Outokumpu Oyj (a)	2,670,198
10,502	Tietoenator Oyj	232,838

	Total Finland	3,390,135

France - 10.8%
43,845	Accor SA	3,346,007
191,700	Alcatel SA	1,449,526
29,828	Alstom SA	7,519,471
4,123	Arkema (a)*	263,390
28,339	Avenir Telecom	60,405
608,894	AXA	21,514,267
100,127	BNP Paribas (a)	10,334,617
48,364	Casino Guichard Perrachon SA (a)	6,128,879
68,302	Cie de Saint-Gobain	5,508,916

Shares	Security	Value
13,797	Cie Generale de Geophysique-Veritas *	3,708,692
2,713	Compagnie Plastic-Omnium SA	91,807
185,300	France Telecom SA (a)	5,623,272
94,845	Groupe Danone	8,303,460
375	Guerbet	74,535
366	Iliad SA	36,661
6,363	IMS-International Metal Service	245,616
101,846	JC Decaux SA	2,982,163
587	L.D.C. SA	60,277
26,380	Lafarge SA (a)	4,771,286
679	Lisi	71,837
65,704	L’Oreal SA	7,996,084
6,043	Nexity	243,606
233	Pierre & Vacances	26,482
23,030	PPR *	3,009,823
3,506	Rallye SA	266,249
150,407	Sanofi-Aventis	11,211,454
41,348	Societe BIC SA (a)	2,058,601
13,570	Societe Generale *	1,410,341
163,000	Suez SA	12,147,610
58,700	Technip SA	5,504,362
302,565	Total SA (a)	26,404,129
127,276	Valeo *	5,075,313
205,001	Veolia Environnement (a)	14,611,136
146,300	Vivendi Universal SA	6,149,177

	Total France	178,209,451

Germany - 10.6%
65,452	Adidas AG	4,615,094
42,724	Allianz AG	8,088,994
8,754	Arques Industries AG	101,468
57,794	BASF AG	8,665,474
141,674	Bayerishe Motoren Werke AG	8,391,522
164	Bijou Brigitte AG	22,597
265,484	Commerzbank AG	9,372,179
150,920	Continental AG	19,136,924
44,000	Deutsche Bank AG (a)	4,705,077
4,964	Deutsche Beteiligungs AG	138,787
222,720	Deutsche Lufthansa AG	5,776,470
238,600	Deutsche Telekom AG (a)	3,994,390
1,770	Deutz AG	19,249
31,800	E.ON AG	6,766,342
17,806	Epcos AG	335,766
131,000	Fresenius Medical Care AG & Co. KGaA	7,300,702
78,442	GEA Group AG	3,054,761
2,443	Hamborner AG	31,434
143,335	Hannover Rueckversicherung AG	7,903,395
122,803	Heidelberger Druckmaschinen AG	3,070,383
139,600	Henkel KGaA	6,674,453
2,117	Indus Holding AG	82,376
694,100	Infineon Technologies AG *	6,252,711

Shares	Security	Value
2,396	Jungheinrich AG	82,347
2,278	Koenig & Bauer AG	76,555
610	KUKA AG	20,623
80,100	Linde AG (a)	12,037,392
1,956	Loewe AG *	41,632
28,800	Merck KGAA	4,048,894
75,400	MTU Aero Engines Holding AG	3,258,902
6,434	Norddeutsche Affinerie AG	309,319
213,576	Rhoen-Klinikum AG *	6,596,000
39,490	RWE AG	5,105,092
161,200	SAP AG (a)*	8,908,523
113,150	Siemens AG	12,837,160
4,518	Sixt AG	241,106
27,546	Stada Arzneimittel AG	1,806,441
203,900	Symrise AG *	5,088,494
6,420	Tognum AG *	183,590
7,044	Vivacon AG (a)	95,018

	Total Germany	175,237,636

Greece - 0.7%
86,611	Alapis Holding Industrial and Commercial SA	282,983
185,986	EFG Eurobank Ergasias SA	5,301,191
169,724	Public Power Corp.	6,464,313

	Total Greece	12,048,487

Hong Kong - 4.6%
38,000	Chen Hsong Holdings	17,334
708,000	Cheung Kong Holdings, Ltd.	10,877,025
404,000	China Grand Forestry Resources Group Ltd. *	39,859
310,000	China Merchants Holdings International Co., Ltd.	1,336,609
477,500	China Mobile Ltd.	7,017,695
34,000	China Properties Group Ltd.	15,073
1,577,200	China Resources Enterprise	5,224,022
2,983,600	China Unicom Ltd. (b)	7,064,806
2,455,000	CNOOC Ltd.	4,278,072
6,470,700	Denway Motors, Ltd.	3,026,229
252,000	Esprit Holdings Ltd.	2,944,781
268,000	Far East Consortium	90,656
702,000	Hutchison Whampoa Ltd.	7,587,171
224,400	Jardine Matheson Holdings Ltd.	7,293,000
440,000	Oriental Press Group	72,728
481,000	Pacific Century Premium Developments Ltd.	172,568
3,409,600	Shangri-La Asia Ltd.	11,489,917
665,400	Swire Pacific Ltd.	7,592,318
36,000	Texwinca Holdings Ltd.	29,060
142,000	The United Laboratories Ltd. *	84,242
56,000	Truly International Holdings	67,449

	Total Hong Kong	76,320,614

India - 0.6%
124,320	ICICI Bank Ltd., ADR	4,690,594
103,060	Infosys Technologies Ltd., ADR (a)	5,061,277
	Total India	9,751,871

Shares	Security	Value
Ireland - 1.3%
298,582	Allied Irish Banks PLC	5,932,288
241,213	Anglo Irish Bank Corp. PLC	3,077,388
16,700	Bank of Ireland	211,759
338,022	Bank of Ireland (LN)	4,196,774
195,317	CRH PLC	7,220,283

	Total Ireland	20,638,492

Israel - 2.0%
977,800	Makhteshim-Agan Industries Ltd.	9,157,153
513,581	Teva Pharmaceutical Industries Ltd., ADR	23,486,059

	Total Israel	32,643,212

Italy - 1.9%
11,847	ACEA SpA	247,175
37,965	Aedes SpA *	105,082
4,743	Benetton Group SpA	63,573
18,182	Brembo SpA (a)	213,436
150,182	Eni SpA	6,117,236
48,913	Gruppo Editoriale L’Espresso SpA	149,996
8,477	Interpump Group SpA	82,761
648,300	Intesa Sanpaolo SpA	4,251,492
807,046	Mediaset SpA (a)	6,579,567
6,238	Pirelli & C. Real Estate SpA	160,236
35,285	Recordati SpA	282,451
52,531	Risanamento SpA *	114,259
1,887,000	UniCredito Italiano SpA	13,189,481

	Total Italy	31,556,745

Japan - 14.5%
528	Apamanshop Holdings Co., Ltd.	116,182
14,300	Arisawa Manufacturing Co., Ltd.	98,289
3,400	Asahi Intecc Co., Ltd.	21,919
132,300	Astellas Pharma Inc.	5,594,027
1,400	C. Uyemura & Co. Ltd.	63,045
4,500	Cawachi Ltd.	131,826
700	Central Japan Railway Co.	6,835,419
7,700	CKD Corp.	55,772
42,000	Cosmos Initia Co., Ltd.	121,445
2,000	Daifuku Co., Ltd.	23,474
31,000	Daiichi Chuo Kisen Kaisha	218,951
64,000	Daikin Industries Ltd.	3,300,721
78,300	Daito Trust Construction Co., Ltd.	4,030,802
193,000	Daiwa Securities Group Inc.	1,932,196
23	Dena Co., Ltd.	161,794
28	Fields Corp.	57,338
13,000	Fuji Machine Manufacturing Co., Ltd.	271,141
225,000	Fujitsu Ltd.	1,821,672
23,000	Furukawa-Sky Aluminum Corp.	56,693
11,600	Futaba Industrial Co., Ltd.	292,529

Shares	Security	Value
61	Geo Corp.	54,361
1,200	Glory Ltd.	28,157
5,400	Hisamitsu Pharmaceutical Co. Inc.	217,577
180,100	Hitachi Construction Machinery Co., Ltd.	6,215,055
1,100	Hitachi Information Systems Ltd.	23,829
2,000	Hitachi Kokusai Electric Inc.	18,980
246,600	Honda Motor Co., Ltd.	8,252,730
7,000	Hosokawa Micron Corp.	51,432
88,000	Hoya Corp.	2,444,444
24,000	Hyakujushi Bank Ltd. (The)	149,716
251	IDU Co.	122,787
3,000	Iyo Bank Ltd. (The)	37,400
124,700	JFE Holdings Inc.	7,045,999
18,200	Joint Corp. (a)	139,761
26,000	Juroku Bank Ltd. (The)	145,184
750	KDDI Corp.	5,197,668
17,100	Keihin Corp.	304,130
140	Kenedix Inc.	207,053
72,400	Konami Corp. (a)	2,642,586
337,000	Kuraray Co., Ltd.	4,252,436
7,200	Lasertec Corp.	106,416
33,000	Makino Milling Machine Co., Ltd.	239,022
691,000	Marubeni Corp.	6,157,945
3,800	Meiko Electronics Co.	112,040
5,200	Milbon Co., Ltd.	103,034
373,500	Mitsubishi Corp.	12,889,078
794,000	Mitsubishi Gas Chemical Co., Inc.	5,954,247
1,344	Mizuho Financial Group Inc.	7,058,931
15,100	Mori Seiki Co. Ltd.	289,173
2,500	Musashi Seimitsu Industry Co., Ltd.	64,586
69,400	Nidec Corp.	5,164,865
15,300	Nintendo Co., Ltd.	8,412,969
10,000	Nippon Kayaku Co., Ltd.	66,648
17,000	Nippon Metal Industry Co., Ltd.	58,343
1,909	Nippon Telegraph & Telephone Corp.	9,266,287
2,500	Nippon Yakin Kogyo Co., Ltd.	17,989
731,400	Nipponkoa Insurance Co., Ltd. (a)	6,857,742
8,000	Nipro Corp.	140,083
3,000	Nitta Corp.	64,135
210,500	Nitto Denko Corp.	9,998,151
5,800	Ohara Inc.	106,399
7,000	Okuwa Co., Ltd.	100,341
209,100	Omron Corp	4,519,795
19,580	ORIX Corp.	3,697,702
215	Pacific Management Corp.	130,655
27,000	Pacific Metals Co., Ltd.	234,215
25,000	Rasa Industries Ltd.	50,483
327,000	Ricoh Co., Ltd.	6,017,321
11,000	Riken Corp.	55,688
15,000	Ryobi Ltd.	55,887

Shares	Security	Value
800	Ryosan Co., Ltd.	18,278
2,700	Sanei-International Co., Ltd.	50,555
12,000	Sanyo Denki Co., Ltd.	55,745
5,719	SBI Holdings Inc.	1,683,494
106,500	Secom Co., Ltd.	5,169,511
1,100,000	Sekisui Chemical Co., Ltd.	8,061,244
200,600	Seven & I Holdings Co., Ltd.	5,857,490
6,000	Shimadzu Corp.	64,448
72,400	Shin-Etsu Chemical Co., Ltd.	4,557,603
313	SJ Holdings Inc. (a)	90,505
36,000	SMC Corp.	4,522,184
9,000	Sodick Co., Ltd.	47,014
212,800	Sony Corp.	10,652,105
141,100	Square Enix Co., Ltd. (a)	4,320,753
480	Sumco Corp.	12,287
268,000	Sumitomo Electric Industries Ltd.	3,457,983
1,355	Sumitomo Mitsui Financial Group Inc.	11,651,356
75,000	Sumitomo Realty & Development Co., Ltd.	1,919,795
184,000	Sundrug Co., Ltd. (a)	4,238,908
27,200	Suruga Corp.	84,839
51	Telepark Corp.	67,207
3,300	Tocalo Co., Ltd.	61,914
1,430	Token Corp.	58,160
1,253,000	Toray Industries Inc. (a)	8,208,409
215	Tosei Corp.	124,948
17,000	Toshiba TEC Corp.	120,070
159,800	Toyota Motor Corp.	8,135,438
17,000	TS Tech Co., Ltd.	321,530
3,500	Tsuruha Holdings Inc.	123,104
229,300	Ushio Inc	4,254,267
5,000	Yodogawa Steel Works Ltd.	27,399

	Total Japan	238,765,233

Luxembourg - 0.8%
135,000	ArcelorMittal	13,404,737

Malaysia - 0.2%
1,719,100	Genting Bhd	3,263,106

Mexico - 1.6%
2,063,800	America Movil SA de CV, Series L Shares	6,144,854
205,643	America Movil SAB de CV	12,291,282
170,209	Cemex SAB de CV, ADR *	4,840,744
476,200	Grupo Modelo SAB de CV	2,535,646

	Total Mexico	25,812,526

Netherlands - 5.3%
709,502	Aegon NV	10,835,673
68,184	Akzo Nobel NV	5,772,035
135,452	ASML Holding NV	4,052,588
186,500	European Aero Defense (a)	4,358,294
109,054	Heineken NV	6,408,499

Shares	Security	Value
307,678	ING Groep NV	11,747,318
3,419	Koninklijke BAM Groep NV	79,739
115,000	Koninklijke Philips Electronics NV	4,415,813
3,123	Nutreco Holding NV	227,009
9,901	OPG Groep NV	241,850
392,667	Reed Elsevier NV	7,325,062
28,500	Royal Dutch Shell PLC, Class A Shares, ADR	2,436,465
188,100	SBM Offshore NV	7,468,565
1,051	Smit Internationale NV	117,571
4,357	SNS Reaal	100,259
456,100	STMicroelectronics NV	5,940,965
505	TKH Group NV	13,522
196,654	TNT NV	7,890,815
233,200	Unilever NV, CVA	7,621,123

	Total Netherlands	87,053,165

New Zealand - 0.0%
92,510	Air New Zealand Ltd.	84,100

Norway - 1.7%
10,358	DOF ASA	120,023
188,600	Norsk Hydro ASA	3,000,295
162,585	StatoilHydro ASA (a)	6,322,413
883,597	Telenor ASA	19,219,194

	Total Norway	28,661,925

Singapore - 1.0%
540,000	CapitaLand Ltd.	2,593,679
1,409,000	Cosco Corp., Singapore Ltd.	3,533,607
103,000	HTL International Holdings Ltd.	23,792
172,000	Jaya Holdings Ltd.	201,804
1,699,000	Keppel Land Ltd.	6,640,515
55,000	Orchard Parade Holdings Ltd.	47,591
1,011,000	SembCorp. Industries Ltd.	3,543,727
21,000	Singapore Petroleum Co., Ltd.	106,255
32,000	United Industrial Corp. Ltd.	69,927

	Total Singapore	16,760,897

South Africa - 0.3%
223,676	MTN Group Ltd.	4,468,558

South Korea - 0.8%
100,700	Daewoo Shipbuilding & Marine Engineering Co., Ltd. — GDR (c)	9,150,549
4,770	Samsung Electronics Co., Ltd.	3,434,956

	Total South Korea	12,585,505

Spain - 1.2%
82,300	Acerinox SA	2,179,351
444,434	Banco Santander Central Hispano SA	9,258,819
933	Cementos Portland Valderrivas SA	88,113
3,931	Corp Financiera Alba	277,057
261,100	Telefonica SA	7,494,988

	Total Spain	19,298,328

Shares	Security	Value
Sweden - 0.6%
200,705	Assa Abloy AB	3,479,989
4,205	Billerud AB	37,682
4,374	Haldex AB	85,685
541	Hoganas AB	11,432
541	Hoganas AB — Series B *	1,353
3,975	JM AB	69,419
4,468	KappAhl Holding AB *	35,979
5,721	Kinnevik Investment AB	124,710
12,664	NCC AB	240,164
2,666	Nolato AB	26,002
281,000	Nordea Bank AB	4,567,696
27,408	PA Resources AB *	335,854
27,306	Peab AB	245,832

	Total Sweden	9,261,797

Switzerland - 7.0%
226,438	ABB Ltd. *	7,352,151
57,336	Actelion Ltd. *	3,131,117
1,352	Baloise Holding AG	153,759
215,934	Credit Suisse Group	10,994,961
85	Energiedienst Holding AG *	52,165
27,723	Ferrexpo PLC *	211,105
343	Forbo Holding AG *	167,742
255	Galenica AG	90,718
526	Georg Fischer AG *	272,369
82,023	Holcim Ltd.	7,668,641
69,638	Julius Baer Holding AG	5,696,046
116,996	Lonza Group, Registered Shares	16,200,050
43,630	Nestle SA	21,441,602
182,700	Novartis AG	9,591,816
76,100	Novartis AG, ADR	3,983,835
73,665	Roche Holding AG	12,693,676
26,700	Syngenta AG	8,128,926
11,560	Synthes Inc.	1,625,062
22,497	Zurich Financial Services AG	6,595,827

	Total Switzerland	116,051,568

Taiwan - 1.1%
565,636	Advanced Semiconductor Engineering Inc., ADR (a)	2,969,589
669,917	Novatek Microelectronics	2,599,267
103,678	Silicon Motion Technology Corp., ADR *	2,003,059
361,050	Siliconware Precision Industries, ADR (a)	3,065,314
670,866	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,681,416

	Total Taiwan	18,318,645

Thailand - 0.4%
1,615,000	Bangkok Bank Public Co., Ltd., NVDR	6,611,111

United Kingdom - 15.3%
514,600	Admiral Group PLC	8,881,063

Shares	Security	Value
179,900	Amdocs Ltd. *	5,812,569
42,749	Amlin PLC	245,359
156,026	Ashtead Group PLC	235,459
452,483	Aviva PLC	5,646,328
1,138,033	Barclays PLC	8,446,267
8,040	Beazley Group PLC	21,760
227,428	BG Group PLC	5,698,445
80,269	BHP Billiton PLC	3,040,664
1,063,608	BP PLC	12,798,642
59,564	Brit Insurance Holdings PLC	255,518
783,686	British Sky Broadcasting Group PLC	8,422,104
961,484	BT Group PLC	4,224,485
424,064	Cadbury PLC	5,656,789
484,642	Cattles PLC	1,752,900
15,399	Charter PLC	276,426
10,336	Clarkson PLC	193,314
35,269	Colt Telecom Group SA *	119,363
5,246	Consort Medical PLC	62,296
21,257	Cookson Group PLC	307,117
8,480	Dairy Crest Group PLC	68,559
18,062	Delta PLC	45,310
10,636	Devro PLC	16,840
206,450	Diageo PLC	4,024,666
585,842	GlaxoSmithKline PLC	12,910,689
45,113	Halfords Group PLC	245,981
145,295	HSBC Holdings PLC	2,451,851
742,828	International Power PLC	6,534,897
25,882	JKX Oil & Gas PLC	247,158
40,306	Johnson Matthey PLC	1,607,398
434,035	Johnston Press PLC	970,693
6,922	Keller Group PLC	90,966
14,824	Lavendon Group PLC	72,687
330,732	Man Group PLC	4,064,869
613,300	Marks & Spencer Group PLC	4,612,488
746,400	Michael Page International PLC	4,224,899
5,762	Moneysupermarket.com Group PLC *	15,452
4,709	Morgan Sindall PLC	83,179
55,227	Morse PLC	53,012
261,196	National Express Group PLC	4,722,302
8,412	Northgate PLC	93,732
18,353	Northumbrian Water Group PLC	119,504
330,900	Persimmon PLC	3,153,347
1,377,600	Premier Foods PLC	3,387,648
569,165	Prudential PLC	7,490,978
155,879	Reckitt Benckiser Group PLC	9,175,026
1,503,552	Rexam PLC	13,190,034
109,911	Rio Tinto PLC	13,171,463
975,400	Rolls-Royce Group PLC *	8,161,032
100,853,760	Rolls-Royce Group PLC — Group B Shares *	199,605
1,564,960	Royal Bank of Scotland Group PLC	7,077,309

Shares	Security	Value
304,600	Royal Dutch Shell PLC	12,961,255
1,134,506	Sage Group PLC	5,052,054
22,534	Sibir Energy PLC	309,288
5,804,160	Signet Group PLC	7,122,128
19,251	Spectris PLC	294,899
15,667	SSL International PLC	149,455
695,270	Taylor Wimpey PLC	1,169,637
1,893,884	Tesco PLC	15,521,630
216,638	Travis Perkins PLC	3,580,138
52,464	Trinity Mirror PLC	236,223
48,874	TT Electronics PLC	118,735
8,009	Venture Production PLC	138,776
2,519,637	Vodafone Group PLC	8,090,985
16,845	WH Smith PLC	132,022
984,794	William Morrison Supermarkets PLC	5,700,986
219,861	Woolworths Group PLC	45,689
607,000	WPP Group PLC	7,346,219

	Total United Kingdom	252,350,561

United States - 0.4%
79,512	Dr. Pepper Snapple Group Inc. *	2,002,112
63,806	Las Vegas Sands Corp. *	4,430,689

	Total United States	6,432,801

	TOTAL COMMON STOCKS
	(Cost — $1,398,133,862)	1,575,784,109

INVESTMENT COMPANY - 0.0%

Australia - 0.0%
48,412	Australian Infrastructure Fund (Cost — $127,876)	119,289

RIGHTS - 0.0%

United Kingdom - 0.0%
28,214	Cattles PLC (Cost — $0) (d)*	30,153

WARRANTS - 1.0%

Ireland - 0.3%
193,600	Bharti Airtel Ltd., expires 8/1/10 (d)*	3,997,182

Luxembourg - 0.5%
823,000	Shriram Transport Finance Co., Ltd., expires 1/18/13 *	8,167,534

United States - 0.2%
1,008,300	JP Morgan International Derivatives Ltd., expires 8/4/08 *	3,498,801

	TOTAL WARRANTS
	(Cost — $17,164,310)	15,663,517

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,415,426,048)	1,591,597,068

Face
Amount
SHORT-TERM INVESTMENTS (e) - 11.2%

MONEY MARKET FUND - 9.3%
152,756,313		BBH Securities Lending Trust (f)	152,756,313

		(Cost — $152,756,313)

TIME DEPOSITS - 1.9%
		Bank of America — London:
122,481	CHF	1.040% due 6/2/08	117,235
17,181,914		1.610% due 6/2/08	17,181,914
		BBH — Grand Cayman:
440,951	JPY	0.010% due 6/2/08	4,177
1,353	HKD	0.260% due 6/2/08	173
73,752	GBP	4.240% due 6/2/08	145,741
854,636	EUR	JP Morgan Chase & Co. — London, 3.290% due 6/2/08	1,328,232
13,291,973		Wells Fargo — Grand Cayman, 1.610% due 6/2/08	13,291,973

		TOTAL TIME DEPOSITS
		(Cost — $32,069,445)	32,069,445

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $184,825,758)	184,825,758

		TOTAL INVESTMENTS - 107.8%
		(Cost — $1,600,251,806#)	1,776,422,826
		Liabilities in Excess of Other Assets — (7.8%)	(128,088,408)

		TOTAL NET ASSETS - 100.0%	$1,648,334,418

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 1.9%.

(f)	Represents investment of collateral received from securities lending transactions.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
      Abbreviations used in this schedule:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

International Equity Investments
Summary of Investments by Sector* (unaudited)

Financials	20.6%
Industrials	13.1
Consumer Discretionary	9.4
Materials	9.0
Energy	8.4
Information Technology	6.7
Telecommunication Services	6.6
Health Care	6.5
Consumer Staples	6.4
Utilities	2.9
Short-Term Investments	10.4

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS - 89.2%

Argentina - 0.1%
26,043	Banco Patagonia SA *	$477,383
38,046	Grupo Clarin SA Class B, GDR (a)*	467,692

	Total Argentina	945,075

Bermuda - 0.3%
15,774	Credicorp Ltd.	1,316,498
31,877	Dufry South America Ltd. *	759,817

	Total Bermuda	2,076,315

Brazil - 15.2%
55,756	Acucar Guarani SA *	349,825
42,967	Agra Empreendimentos Imobiliarios SA *	206,153
124,382	Agrenco Ltd. *	339,704
139,190	All America Latina Logistica SA	2,074,536
93,101	Amil Participacoes SA *	758,804
47,918	Anhanguera Educacional Participacoes SA *	851,836
97,166	Banco Bradesco SA, ADR (b)	2,332,956
82,237	Banco Cruzeiro do Sul SA	459,823
63,004	Banco Daycoval SA	558,072
294,361	Banco do Brasil SA	5,891,928
48,140	Banco Industrial e Comercial SA	310,628
97,183	Banco Sofisa SA	597,194
11,915	Brasil Telecom Participacoes SA	382,582
30,408	Brasil Telecom Participacoes SA, ADR	2,500,450
56,300	Brasil Telecom SA	688,123
26,900	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (b)	1,269,142
21,800	Cia de Transmissao de Energia Eletrica Paulista	638,297
63,700	Cia Siderurgica Nacional SA, ADR (b)	3,132,129
288,959	Cia Vale do Rio Doce	11,644,033
433,077	Cia Vale do Rio Doce, ADR (b)	17,227,803
62,300	Cyrela Brazil Realty SA	1,045,423
109,632	Ez Tec Empreendimentos e Participacoes SA *	362,810
116,966	General Shopping Brasil SA *	913,741
21,400	Gerdau SA, ADR (b)	1,069,144
202,313	Inpar SA *	1,326,602
11,780	Klabin Segall SA	84,417
90,349	Lojas Americanas SA	725,260
43,980	Lojas Renner SA	1,095,645
14,875	LPS Brasil Consultoria de Imoveis SA	295,450
22,160	Medial Saude SA *	252,856
46,160	MMX Mineracao e Metalicos SA *	1,589,776

Shares	Security	Value

2,900	MPX Energia SA *	1,810,587
17,765	Multiplan Empreendimentos Imobiliarios SA *	213,088
143,224	PDG Realty SA Empreendimentos e Participacoes	2,369,006
132,112	Petroleo Brasileiro SA	9,313,896
602,490	Petroleo Brasileiro SA, Sponsored ADR	36,414,496
197,150	Sadia SA	1,673,538
80,715	Tecnisa SA	467,697
12,255	Tele Norte Leste Participacoes SA	391,237
49,400	Tele Norte Leste Participacoes SA, ADR	1,278,472
46,700	Tractebel Energia SA	686,553
257,677	Unibanco — Uniao de Bancos Brasileiros SA	4,018,030
36,600	Weg SA	479,535

	Total Brazil	120,091,277

Chile - 0.4%
430,696	Centros Comerciales Sudamericanos SA	1,643,946
282,911	SACI Falabella	1,512,978

	Total Chile	3,156,924

China - 6.4%
249,200	Angang Steel Co., Ltd.	670,541
44,000	Anhui Conch Cement H *	394,365
520,000	China Coal Energy Co., Class H Shares	1,166,001
1,643,500	China Communications Construction Co., Ltd., Class H Shares	3,613,638
7,153,000	China Construction Bank Corp., Class H Shares	6,369,872
985,500	China COSCO Holdings Co., Ltd.	2,866,422
539,000	China Life Insurance Co., Ltd.	2,165,130
297,500	China Merchants Bank Co., Ltd., Class H Shares (c)	1,065,434
2,700,000	China Molybdenum Co., Ltd., Class H Shares	2,964,847
652,000	China National Building Material Co., Ltd.	1,578,945
532,000	China National Materials Co., Ltd. *	554,873
722,000	China Petroleum & Chemical Corp., Class H Shares	727,139
244,000	China Railway Construction Corp. *	437,699
130,000	China Railway Group Ltd. *	118,266
798,570	China Shenhua Energy Co., Ltd., Class H Shares	3,560,819
446,000	China Shipping Development Co., Ltd., Class H Shares	1,514,392
622,000	China Telecom Corp., Ltd. (c)	451,888
624,000	Country Garden Holdings Co., Ltd. *	481,325
178,400	Guangzhou R&F Properties Co., Ltd., Class H Shares	431,116
406,000	Harbin Power Equipment Co., Ltd., Class H Shares	762,637
747,000	Hidili Industry International Development Ltd. *	1,454,862
6,746,000	Industrials & Commercial Bank of China	5,039,328
225,000	Jiangxi Copper Co., Ltd., Class H Shares	516,052
7,700	New Oriental Education & Technology Group Inc., ADR *	506,275
2,029,500	PetroChina Co., Ltd., Class H shares	2,917,693
244,500	Ping An Insurance Group Co. of China Ltd.	2,037,905
102,000	Sinopec Shanghai Petrochemical Co., Ltd.	42,084
138,400	Tencent Holdings Ltd.	1,165,089
238,000	Xinao Gas Holdings Ltd.	384,242
453,960	Yangzijiang Shipbuilding Holdings Ltd. *	324,566
781,719	Yanzhou Coal Mining Co., Ltd.	1,702,775

Shares	Security	Value

46,800	Yingli Green Energy Holding Co., Ltd., ADR (b)*	963,144
808,000	Zhuzhou CSR Times Electric Co., Ltd.	804,433
612,500	Zijin Mining Group Co., Ltd., Class H Shares *	579,974

	Total China	50,333,771

Colombia - 0.1%
17,800	BanColombia SA, ADR (a)	679,960

Cyprus - 0.0%
36,630	Urals Energy PCL *	136,293

Egypt - 0.8%
159,736	Egyptian Financial Group-Hermes Holding	1,593,249
51,972	El Sewedy Cables Holding Co. *	1,381,316
30,149	Maridive & Oil Services	147,429
45,379	Orascom Hotels & Development *	628,524
72,790	Orascom Telecom Holding SAE *	1,064,994
10,200	Orascom Telecom Holding SAE, GDR (a)	753,780
216,996	Telecom Egypt	719,292

	Total Egypt	6,288,584

Hong Kong - 5.3%
2,237,684	Agile Property Holdings Ltd.	2,924,534
110,000	Beijing Enterprises Holdings Ltd.	405,922
220,000	China Everbright Ltd.	527,135
234,000	China Mengniu Dairy Co., Ltd.	733,082
991,000	China Mobile Ltd.	14,564,473
96,920	China Mobile Ltd., ADR	7,151,727
2,283,484	China Overseas Land & Investment Ltd.	4,143,038
120,000	China Resources Enterprise	397,466
274,000	China Resources Power Holdings Co.	760,092
3,824,000	CNOOC Ltd.	6,663,685
8,829	Genting International PLC *	3,949
820,000	GOME Electrical Appliances Holdings Ltd. *	500,125
48,000	Nine Dragons Paper Holdings Ltd.	52,278
79,900	Parkson Retail Group Ltd. (c)	685,929
1,479,000	Shimao Property Holdings Ltd.	2,463,594

	Total Hong Kong	41,977,029

Hungary - 0.7%
113,046	Magyar Telekom Telecommunications PLC	556,467
12,551	MOL Hungarian Oil and Gas Nyrt *	1,889,947
59,806	OTP Bank Nyrt *	2,700,542
2,337	Richter Gedeon Nyrt	514,049

	Total Hungary	5,661,005

India - 4.3%
38,210	ICICI Bank Ltd., ADR (b)	1,441,663
45,708	Infosys Technologies Ltd., ADR (b)	2,244,720
39,173	Larsen & Toubro Ltd., ADR (a)	2,752,076
59,780	Larsen & Toubro Ltd., GDR	4,274,270
108,227	Ranbaxy Laboratories Ltd., GDR (a)	1,346,755
174,390	Reliance Communications Ltd., GDR (a)*	2,369,908

Shares	Security	Value

61,390	Reliance Industries Ltd., GDR, London Shares (a)	6,998,460
45,922	Reliance Industries Ltd., GDR, Luxembourg Shares	5,208,749
92,578	Satyam Computer Services Ltd., ADR (b)	2,694,020
210,696	Sterlite Industries India Ltd. *	4,664,809

	Total India	33,995,430

Indonesia - 2.4%
890,168	Astra Agro Lestari Tbk PT	2,527,638
337,000	International Nickel Indonesia Tbk PT	220,687
155,000	Perusahaan Gas Negara PT	232,958
4,307,000	PT Aneka Tambang Tbk	1,502,711
454,175	PT Astra International Tbk	1,023,905
1,195,500	PT Bank Central Asia Tbk	356,147
1,266,500	PT Bank Mandiri Persero Tbk	394,294
934,000	PT Bank Rakyat Indonesia	581,557
1,918,000	PT Berlian Laju Tanker Tbk	427,252
1,405,000	PT Berlian Laju Tanker Tbk, Singapore Shares *	314,237
8,826,142	PT Bumi Resources Tbk	7,627,530
2,172,996	PT Telekomunikasi Indonesia Tbk	1,889,562
616,500	PT United Tractors Tbk	956,353
348,000	Tambang Batubara Bukit Asam Tbk PT *	545,443

	Total Indonesia	18,600,274

Ireland - 0.1%
117,854	Dragon Oil PLC *	1,208,239

Israel - 1.1%
64,033	Bank Hapoalim BM	323,986
72,889	Bank Leumi Le-Israel BM	397,077
11,178	Elbit Systems Ltd.	695,687
137,922	Israel Chemicals Ltd.	3,159,549
119,982	Makhteshim-Agan Industries Ltd.	1,123,638
64,562	Teva Pharmaceutical Industries Ltd., ADR	2,952,420

	Total Israel	8,652,357

Luxembourg - 0.7%
85,119	Tenaris SA, ADR (b)	5,217,795

Malaysia - 0.6%
185,800	Bumiputra-Commerce Holdings Bhd (c)	544,784
19,000	Digi.Com Bhd	155,401
101,700	Genting Bhd	193,042
74,200	IJM Corp Bhd	131,682
207,750	IOI Corp Bhd	477,697
33,400	Kuala Lumpur Kepong Bhd	182,463
65,000	Malayan Banking Bhd (c)	150,463
88,290	Resorts World Bhd	88,835
770,646	Sime Darby Bhd *	2,259,610
109,200	SP Setia Bhd	133,467
58,600	Telekom Malaysia Bhd	56,068
58,600	TM International Bhd *	132,935
116,300	UEM World Bhd (c)	122,761

	Total Malaysia	4,629,208

Shares	Security	Value

Mauritius - 0.2%
2,217,787	Golden Agri-Resources Ltd.	1,756,405

Mexico - 5.0%
302,100	America Movil SA de CV, Series L Shares	899,487
237,195	America Movil SAB de CV	14,177,145
58,998	Cemex SAB de CV, ADR *	1,677,903
8,300	Coca-Cola Femsa SAB de CV, Series L Shares, ADR	517,920
741,744	Corporacion GEO SA de CV *	2,897,763
14,400	Desarrolladora Homex SA de CV, ADR (b)*	1,003,680
60,501	Financiera Independencia SAB de CV	113,611
62,965	Fomento Economico Mexicano SAB de CV, ADR	2,962,503
1,076,554	Grupo Financiero Banorte SA de CV, Series O Shares	5,220,729
556,189	Grupo Mexico SAB de CV, Series B Shares	4,196,586
486,642	Grupo Televisa SA	2,535,192
142,100	Mexichem SAB de CV	1,224,308
391,000	Telefonos de Mexico SAB de CV, Series L Shares	807,660
128,497	Wal-Mart de Mexico SA de CV	559,710
14,444	Wal-Mart de Mexico SA de CV, Series V Shares, ADR (b)	628,789

	Total Mexico	39,422,986

Nigeria - 0.1%
44,235	Guaranty Trust Bank, GDR (a)	600,689

Pakistan - 0.9%
679,575	Bank Alfalah Ltd.	461,743
123,625	Engro Chemical Pakistan Ltd.	519,076
329,255	MCB Bank Ltd.	1,359,682
308,308	National Bank of Pakistan	732,608
249,000	Nishat Mills Ltd.	314,763
706,300	Oil & Gas Development Co., Ltd.	1,314,813
160,500	Pakistan Petroleum Ltd.	601,422
153,000	Pakistan State Oil Co., Ltd.	1,013,093
1,246,000	Pakistan Telecommunication Co., Ltd.	746,475

	Total Pakistan	7,063,675

Peru - 0.2%
24,300	Cia de Minas Buenaventura SA, ADR	1,598,940

Poland - 0.3%
51,921	KGHM Polska Miedz SA	2,467,755

Russia - 13.2%
87,253	Comstar United Telesystems, GDR (a)*	958,910
9,576,329	Federal Hydrogenerating Co. *	858,039
38,350	Gazpromneft OAO	1,466,888
28,738	LSR Group OJSC, GDR (a)*	413,827
2,658	LUKOIL Holding Co. *	266,522
133,102	LUKOIL, ADR, London Shares (b)	14,845,066
2,704	Magnit OAO *	137,228
36,301	Mechel, ADR (b)*	2,091,664

Shares	Security	Value

193,415	MMC Norilsk Nickel, ADR	5,715,413
79,691	Mobile Telesystems OJSC, ADR	6,980,932
20,650	Novolipetsk Steel, GDR (a)	991,200
371,235	OAO Gazprom, ADR (a)	22,422,594
397,584	OAO Gazprom, ADR, London Shares	24,014,074
14,550	OAO NovaTek, ADR	1,273,125
2,900	OAO NovaTek, GDR (a)	272,600
2,850	OAO TMK, GDR *	115,425
671	OAO Veropharm *	35,899
160	Open Investments *	50,240
30,800	Pharmstandard, ADR *	893,200
22,000	Pharmstandard, GDR (a)*	396,550
13,025	Raspadskaya	127,124
76,946	Rosneft Oil Co.	938,741
3,003,516	Sberbank RF	10,872,728
5,027	Severstal-Avto	324,241
13,650	Sistema JSFC, GDR (a)*	480,480
10,100	Tatneft, GDR	1,598,325
15,313	Uralkali, GDR *	926,437
130,579	Vimpel-Communications, ADR	4,605,521
3,979	Wimm-Bill-Dann Foods OJSC *	324,289
1,365	Wimm-Bill-Dann Foods OJSC, ADR (b)	170,734

	Total Russia	104,568,016

South Africa - 4.7%
17,356	African Rainbow Minerals Ltd.	682,283
7,978	Anglo Platinum Ltd.	1,387,634
73,377	Aveng Ltd.	628,496
1	Discovery Holdings Ltd.	3
161,203	Exxaro Resources Ltd.	3,332,848
384,405	FirstRand Ltd.	741,768
172,333	Impala Platinum Holdings Ltd.	7,352,365
28,826	Kumba Iron Ore Ltd.	1,286,508
40,146	Liberty Group Ltd. *	385,653
46,228	Mittal Steel South Africa Ltd.	1,517,075
337,501	MTN Group Ltd.	6,742,533
333,024	Murray & Roberts Holdings Ltd.	3,846,981
66,539	Pretoria Portland Cement Co., Ltd.	309,638
17,939	Remgro Ltd.	494,515
305,758	Sanlam Ltd.	774,635
97,400	Sasol Ltd.	6,047,585
82,097	Shoprite Holdings Ltd.	452,625
110,193	Standard Bank Group Ltd.	1,202,034
502	Telkom South Africa Ltd.	9,028
103,372	Truworths International Ltd.	310,878

	Total South Africa	37,505,085

South Korea - 15.2%
957	CJ CheilJedang Corp. *	247,853
18,570	Daelim Industrials Co.	2,228,761
2,265	DC Chemical Co., Ltd.	865,058

Shares	Security	Value

23,840	Dongbu Insurance Co., Ltd.	976,536
25,181	GS Engineering & Construction Corp.	3,169,037
104,307	Hana Financial Group Inc.	4,358,796
7,086	Hanjin Heavy Industries & Construction Co., Ltd. *	362,908
2,200	Hanjin Heavy Industries & Construction Holdings Co., Ltd. *	63,926
8,736	Hyundai Department Store Co., Ltd.	874,449
57,037	Hyundai Development Co.	3,486,518
3,618	Hyundai Heavy Industries	1,318,513
8,689	Hyundai Mipo Dockyard Co., Ltd.	2,035,033
10,962	Hyundai Mobis	977,951
20,091	Hyundai Motor Co.	1,640,082
12,046	Hyundai Steel Co.	968,128
34,850	Industrials Bank of Korea	628,248
143,495	Kookmin Bank	8,910,914
8,303	Kookmin Bank, ADR	518,522
225,244	Korea Exchange Bank	3,360,054
18,431	Korea Investment Holdings Co., Ltd.	846,321
9,831	Korea Kumho Petrochemical, Co., Ltd.	466,710
2,094	Korea Zinc Co., Ltd.	267,601
34,759	KT&G Corp.	3,019,878
17,705	LG Chem Ltd.	1,684,470
26,468	LG Electronics Inc.	3,678,255
2,624	LG Household & Health Care Ltd.	550,811
8,893	LS Cable Ltd.	843,495
22,069	NHN Corp. *	4,570,363
26,204	POSCO	14,235,215
43,700	Pusan Bank	634,903
40,702	Samsung Electronics Co., Ltd.	29,310,187
3,348	Samsung Electronics Co., Ltd., Registered Shares, GDR	1,188,540
4,425	Samsung Engineering Co., Ltd.	408,098
13,657	Samsung Fire & Marine Insurance Co., Ltd.	2,966,316
13,800	Samsung Heavy Industries Co., Ltd.	574,665
13,674	Samsung Techwin Co., Ltd.	809,278
136,817	Shinhan Financial Group Co., Ltd.	6,847,498
5,304	Shinsegae Co., Ltd.	3,082,402
6,081	SK Corp.	957,359
12,502	SK Energy Co., Ltd. *	1,555,156
5,789	SK Telecom Co., Ltd.	1,144,861
3,388	STX Engine Co., Ltd.	172,857
145,000	STX Pan Ocean Co., Ltd. *	371,307
161,119	Woori Finance Holdings Co., Ltd.	3,029,789

	Total South Korea	120,207,622

Sri Lanka - 0.1%
4,878,280	Dialog Telekom Ltd. (d)	610,435

Taiwan - 7.2%
227,260	Acer Inc.	471,520
430,000	Advanced Semiconductor Engineering Inc.	451,032
367,200	Asia Cement Corp.	682,180
201,910	Asustek Computer Inc.	582,244

Shares	Security	Value

1,724,933	AU Optronics Corp.	3,312,325
1,819,790	Cathay Financial Holding Co., Ltd.	4,649,328
10,585	Cathay Financial Holding Co., Ltd., GDR	270,976
604,000	China Airlines	315,778
2,497,122	China Steel Corp.	4,269,637
440,160	Chunghwa Telecom Co., Ltd.	1,091,264
386,000	Compal Electronics Inc.	428,995
234,000	Far Eastern Department Stores Co., Ltd.	351,625
489,556	Far Eastern Textile Co., Ltd.	761,397
39,000	Farglory Land Development Co., Ltd.	141,060
774,938	First Financial Holding Co., Ltd.	918,587
296,513	Formosa Chemicals & Fibre Corp.	706,854
168,000	Formosa Petrochemical Corp.	480,592
375,000	Formosa Plastics Corp.	1,057,953
286,000	Formosa Taffeta Co., Ltd.	315,975
623,000	Fubon Financial Holding Co., Ltd.	741,557
4,614,728	Fuhwa Financial Holding Co., Ltd. *	4,294,182
57,880	High Tech Computer Corp.	1,539,660
2,139,995	HON HAI Precision Industry Co., Ltd.	12,102,890
86,603	HON HAI Precision Industry Co., Ltd., GDR	994,202
359,000	Hua Nan Financial Holdings Co., Ltd.	330,522
169,493	InnoLux Display Corp.	473,717
264,000	KGI Securities Co., Ltd.	209,203
375,472	MediaTek Inc.	4,691,471
691	Pacific Electric Wire & Cable Co., Ltd. (c) (d) *	0
133,285	Powertech Technology Inc.	528,100
459,624	Siliconware Precision Industries Co.	770,763
57,000	Silitech Technology Corp.	194,920
361,000	Taiwan Cooperative Bank	393,494
104,000	Taiwan Fertilizer Co., Ltd.	502,688
310,098	Taiwan Mobile Co., Ltd.	575,077
1,604,857	Taiwan Semiconductor Manufacturing Co., Ltd.	3,461,689
168,880	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,933,676
154,092	Tripod Technology Corp.	557,341
137,000	U-Ming Marine Transport Corp.	442,364
30	United Microelectronics Corp.	19
59,000	Wafer Works Corp.	271,599
309,826	Wistron Corp.	529,748

	Total Taiwan	56,798,204

Thailand - 1.3%
63,550	Advanced Info Service Public Co., Ltd.	190,709
67,000	Bangkok Bank Public Co., Ltd.	278,393
219,100	Bangkok Bank Public Co., Ltd., NVDR	896,901
108,500	Banpu Public Co., Ltd.	1,629,671
73,700	Electricity Generating PCL	198,484
379,800	Kasikornbank Public Co. Ltd., NVDR	993,629
1,981,300	Krung Thai Bank Public Co., Ltd.	548,837
542,700	Land and Houses PCL	136,134
763,464	Minor International PCL	338,377
520,465	PTT Aromatics & Refining PCL *	440,529

Shares	Security	Value

213,209	PTT Chemical Public Co., Ltd.	721,853
173,600	PTT Public Co., Ltd.	1,795,309
20,900	Siam Cement Public Co. Ltd., NVDR	129,942
182,200	Thai Oil Public Co., Ltd.	388,346
19,600	Thoresen Thai Agencies PCL	30,766
385,000	Thoresen Thai Agencies PCL (NVDR)	604,340
236,600	Total Access Communication PCL	390,390
4,031,400	True Corp. Public Co., Ltd. *	513,696

	Total Thailand	10,226,306

Turkey - 1.9%
212,185	Akbank TAS	939,719
36,760	Aksigorta AS	158,279
367	Aktas Electric Ticaret AS (c) (d) *	0
71,705	Anadolu Efes Biracilik Ve Malt Sanayii AS	670,415
68,708	Asya Katilim Bankasi AS *	467,708
2,856	BIM Birlesik Magazalar AS	311,530
22,230	Coca-Cola Icecek AS	246,129
71,948	Enka Insaat ve Sanayi AS	861,511
141,713	Eregli Demir Ve Celik Fabrikalari TAS	906,554
29,317	Ford Otomotiv Sanayi AS	264,485
85,521	Haci Omer Sabanci Holding AS	325,447
58,108	KOC Holding AS	163,940
2,611	Tekfen Holding Co. *	19,594
102,748	Tofas Turk Otomobil Fabrikasi AS	399,430
29,151	Tupras — Turkiye Petrol Rafinerileri AS	729,193
63,300	Turk Telekomunikasyon AS *	238,809
672,535	Turkcell Iletisim Hizmet AS	5,295,117
33,137	Turkcell Iletisim Hizmet AS, ADR (b)	643,189
250,499	Turkiye Garanti Bankasi AS *	1,150,492
59,646	Turkiye Halk Bankasi AS *	359,549
188,602	Turkiye Is Bankasi, Class C Shares	779,590
202,966	Yapi ve Kredi Bankasi AS *	486,066

	Total Turkey	15,416,746

United Arab Emirates - 0.1%
549,422	DP World Ltd. *	549,422

United States - 0.3%
21,532	Southern Copper Corp.	2,373,472

	TOTAL COMMON STOCKS
	(Cost — $498,344,721)	704,815,294

PREFERRED STOCKS - 3.0%

Brazil - 2.7%
190,753	Banco Itau Holding Financeira SA, 2.340%	5,920,770
53,848	Banco Pine SA, 0.860%	427,286
26,200	Bradespar SA, 2.330%	786,467
91,840	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares, 9.640%	2,245,580
54,800	Petroleo Brasileiro SA, 5.250%	1,651,719
36,600	Ultrapar Participacoes SA, 3.000%	1,463,370
162,787	Usinas Siderurgicas de Minas Gerais SA, Class A Shares, 4.280%	8,761,680

	Total Brazil	21,256,872

Shares	Security	Value

South Korea - 0.3%
6,570	Hyundai Motor Co., 3.090%	231,131
1,780	LG Electronics Inc., 1.880%	116,591
3,772	Samsung Electronics Co., Ltd., 1.310%	1,928,156

	Total South Korea	2,275,878

	TOTAL PREFERRED STOCKS
	(Cost — $14,022,285)	23,532,750

EXCHANGE TRADED SECURITY - 0.4%

United States - 0.4%
52,468	iPath MSCI India Index ETN (Cost — $3,571,265) (b)*	3,578,318

RIGHTS - 0.7%

Egypt - 0.2%
25,776	Orascom Construction Industries	1,898,482

Pakistan - 0.0%
12,363	Engro Chemical Pakistan Ltd. *	21,212

Russia - 0.5%
32,977	Evraz Group SA, GDR (a)	3,866,553

	TOTAL RIGHTS
	(Cost — $3,206,414)	5,786,247

WARRANT - 0.1%

United Kingdom - 0.1%
66,700	UBS AG London, expires 2/22/10 (Cost — $566,079)	438,886

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $519,710,764)	738,151,495

Face
Amount
SHORT-TERM INVESTMENTS (e) - 8.5%

MONEY MARKET FUND - 4.4%
34,963,165		BBH Securities Lending Trust (f)	34,963,165

		(Cost — $34,963,165)

TIME DEPOSITS - 4.1%
$7,618,007		Bank of America — London, 1.610% due 6/2/08	7,618,007
393	GBP	BBH — Grand Cayman, 4.240% due 6/2/08	777
1,019,122	HKD	JPMorgan Chase — London, 0.260% due 6/2/08	130,597
24,380,837		Wells Fargo — Grand Cayman, 1.610% due 6/2/08	24,380,837
		TOTAL TIME DEPOSITS
		(Cost — $32,130,218)	32,130,218

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $67,093,383)	67,093,383

		TOTAL INVESTMENTS - 101.9%
		(Cost — $586,804,147#)	805,244,878
		Liabilities in Excess of Other Assets — (1.9%)	(14,807,015)

		TOTAL NET ASSETS - 100.0%	$790,437,863

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is on loan (See Note 1).

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Illiquid security.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 4.1%.

(f)	Represents investment of collateral received from securities lending transactions.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt
Summary of Investments by Sector* (unaudited)

Energy	22.0%
Financials	18.4
Materials	16.1
Telecommunication Services	10.2
Information Technology	10.0
Industrials	7.5
Consumer Discretionary	3.7
Consumer Staples	2.1
Utilities	0.9
Health Care	0.8
Short-Term Investments	8.3

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES - 53.9%

FHLMC - 9.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$1,973	9.000% due 8/1/09-10/1/09	$1,998
2,578	10.000% due 4/1/09-10/1/09	2,619
1,340	10.250% due 5/1/09-2/1/10	1,384
270,000	4.750% due 3/5/12	278,584
420,000	5.600% due 9/26/13-10/17/13	423,738
27,616	11.500% due 10/1/15	31,539
9,323	9.500% due 10/1/08-8/1/16	9,937
54,687	8.000% due 4/1/09-6/1/17	58,640
147,187	8.500% due 10/1/08-7/1/17	160,054
158,669	4.344% due 12/1/34 (a)	160,046
150,573	4.090% due 1/1/35 (a)	150,668
1,261,988	5.007% due 3/1/36 (a) (c)	1,284,585
2,053,317	6.001% due 10/1/36 (a)	2,101,337
301,876	5.805% due 2/1/37 (a)	309,378
1,498,189	5.500% due 4/1/37	1,489,668
843,310	5.942% due 5/1/37 (a)	862,440
595,768	5.945% due 5/1/37 (a)	609,452
1,213,799	5.000% due 6/1/21-7/1/38 (a)	1,176,436
	Gold:
1,596	9.500% due 4/1/10	1,659
30,546	7.000% due 5/1/12-8/1/12	32,049
9,650	8.000% due 8/1/09-8/1/12	9,991
35,354	8.500% due 2/1/18	37,710
989,344	4.500% due 3/1/23	961,614
4,672,697	5.000% due 12/1/18-10/1/36 (a)	4,625,946
3,464,494	5.944% due 5/1/37 (a)	3,528,570
1,664,559	6.115% due 9/1/37 (a)	1,708,645
19,634,187	6.000% due 5/1/16-2/1/38	20,005,841
13,326,540	6.500% due 7/1/14-2/1/38 (a)	13,729,682
33,957,034	5.500% due 10/1/13-6/1/38 (a)	33,973,487

	Total FHLMC	87,727,697

FNMA - 32.2%
	Federal National Mortgage Association (FNMA):
2,475	9.000% due 12/1/08	2,507

Face
Amount	Security	Value

523	10.750% due 10/1/12	533
6,097	8.500% due 4/1/17	6,581
13,979	8.000% due 8/1/17	15,220
4,535	10.000% due 1/1/21	5,108
10,052	9.500% due 11/1/09-11/1/21 (a)	10,246
17,555	6.572% due 1/1/30 (a) (c)	17,645
53,521	6.565% due 3/1/30 (a) (c)	53,627
1,806,286	3.955% due 3/1/34 (a)	1,804,684
6,461,419	4.000% due 7/1/18-4/1/34 (a)	6,176,701
409,365	4.204% due 12/1/34 (a)	412,873
52,088	4.237% due 12/1/34 (a)	52,673
740,751	4.544% due 9/1/35 (a)	743,904
583,039	5.772% due 10/1/35 (a)	598,806
396,883	5.763% due 11/1/35 (a)	407,615
180,962	5.767% due 11/1/35 (a)	185,851
183,873	5.770% due 11/1/35 (a)	188,845
182,444	5.771% due 11/1/35 (a)	187,373
182,874	5.779% due 11/1/35 (a)	187,824
1,047,284	5.788% due 11/1/35 (a) (c)	1,075,605
1,064,011	5.790% due 10/1/35-11/1/35 (a)	1,092,810
3,120,833	4.996% due 1/1/36 (a)	3,148,805
1,204,787	5.736% due 6/1/36 (a)	1,233,881
1,681,361	5.812% due 7/1/36 (a)	1,713,702
2,002,415	6.059% due 8/1/36 (a)	2,049,150
223,272	5.632% due 12/1/36 (a)	226,798
1,776,087	5.846% due 2/1/37 (a)	1,808,795
2,710,499	5.604% due 4/1/37 (a)	2,748,644
1,788,374	5.652% due 4/1/37 (a)	1,812,579
2,426,217	6.134% due 4/1/37 (a)	2,484,817
3,108,074	7.000% due 9/1/26-4/1/37 (a)	3,250,293
2,089,235	5.633% due 5/1/37 (a)	2,113,537
3,155,118	5.949% due 8/1/37 (a)	3,200,075
22,436,251	4.500% due 7/1/20-6/1/38 (a)	21,584,950
85,503,755	5.500% due 12/1/08-6/1/38 (a)	85,156,569
67,318,535	6.000% due 5/1/12-6/1/38 (a)	67,570,214
26,210,113	6.500% due 11/1/23-6/1/38 (a)	27,808,345
56,163,825	5.000% due 1/1/18-7/1/38 (a)	54,629,326
141,874	6.220% due 4/1/40 (a)	145,210

	Total FNMA	295,912,721

GNMA - 12.1%
	Government National Mortgage Association (GNMA):
5,286	11.000% due 7/15/10-9/15/10	5,634
7,160	9.500% due 12/15/16-8/15/17	7,893
109,415	5.375% due 2/20/26 (a) (c)	109,873
69,316	5.125% due 10/20/27 (a) (c)	69,616
2,391	8.000% due 3/20/30 (c)	2,608
71,620	6.375% due 5/20/30 (a) (c)	73,066

Face
Amount	Security	Value

118,615	8.500% due 11/20/16-8/15/30 (a)	129,799
44,776	9.000% due 4/20/17-9/15/30 (a)	48,676
32,813	4.500% due 9/15/33 (c)	30,830
576,666	4.750% due 5/20/34 (a)	581,969
6,644,642	5.000% due 11/15/32-3/15/36 (a)	6,497,719
47,856,624	5.500% due 8/15/33-7/1/38 (a)	47,868,056
50,750,548	6.000% due 1/15/29-7/1/38 (a)	51,677,651
2,800,907	6.500% due 9/15/36-7/1/38 (a)	2,892,087
700,000	GNMA II, 6.000% due 7/1/38 (b)	710,555

	Total GNMA	110,706,032

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $493,501,926)	494,346,450

Face
Amount	Rating‡	Security	Value

ASSET-BACKED SECURITIES - 1.1%

Airlines - 0.1%
850,000	A-	Continental Airlines Inc. Pass Thru Certificates, Series 2001-ROCK, 7.056% due 3/15/11	839,375

Automobiles - 0.2%
1,850,000	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,865,745

Credit Card - 0.3%
3,000,000	AAA	BA Credit Card Trust, Series 2008-A3, Class A3, 3.264% due 8/15/11 (a)	3,008,303

Student Loan - 0.5%
		SLM Student Loan Trust:
299,356	AAA	Series 2005-5, Class A1, 2.920% due 1/25/18 (a) (c)	299,041
897,985	AAA	Series 2006-5, Class A2, 2.910% due 7/25/17 (a)	894,667
1,650,000	AAA	Series 2008-5, Class A2, 3.997% due 10/25/16 (a)	1,664,437
420,000	AAA	Series 2008-5, Class A3, 4.197% due 1/25/18 (a)	418,884
1,120,000	AAA	Series 2008-5, Class A4, 4.597% due 7/25/23 (a)	1,106,175
		Total Student Loan	4,383,204

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $10,114,832)	10,096,627

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4%
436,735	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 2.633% due 9/25/35 (a)	417,215
300,733	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 2.883% due 11/25/33 (a)	270,622
277,285	A	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 2.643% due 6/25/29 (a)	102,657
460,947	AAA	American Home Mortgage Assets, Series 2006-6, Class A1A, 2.583% due 12/25/46 (a)	361,778
1,971,916	AAA	American Home Mortgage Investment Trust, Series 4, Class 11A1, 2.623% due 3/25/47 (a)	1,706,257
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 2.743% due 6/25/34 (a) (c)	801,736

Face
Amount	Rating‡	Security	Value
96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 2.668% due 9/25/34 (a) (c)	87,828
331,416	Aaa	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19 (e)	319,972
		Banc of America Commercial Mortgage Inc.:
873,177	Aaa	Series 2001-1, Class A2, 6.503% due 4/15/36 (e)	904,110
1,060,000	AAA	Series 2005-1, Class A4, 4.989% due 11/10/42 (a)	1,057,918
		Banc of America Funding Corp.:
2,756,115	AAA	Series 1998-D7, Class 3A1, 6.000% due 7/25/37	2,668,579
9,603	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	9,215
522,361	AAA	Series 2005-B, Class 2A1, 5.095% due 4/20/35 (a)	465,357
		Banc of America Mortgage Securities Inc.:
615,170	AAA	Series 1865, Class 1A1, 5.624% due 7/25/34 (a) (c)	596,623
3,582,500	AAA	Series 2006-B, Class 4A1, 6.214% due 11/20/46 (a)	3,425,800
498,522	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 3.058% due 2/28/44 (a)	446,765
		Bear Stearns Adjustable Rate Mortgage Trust:
158,220	AAA	Series 2002-11, Class 1A1, 5.614% due 2/25/33 (a) (c)	149,718
1,753,975	AAA	Series 2005-2, Class A2, 4.125% due 3/25/35 (a) (c)	1,680,363
		Bear Stearns Alt-A Trust:
638,562	AAA	Series 2005-2, Class 2A4, 4.706% due 4/25/35 (a)	608,019
500,025	AAA	Series 2005-4, Class 23A2, 5.370% due 5/25/35 (a) (c)	436,596
701,498	AAA	Series 2005-7, Class 22A1, 5.713% due 9/1/35 (a) (c)	590,555
1,030,631	AAA	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 3.393% due 10/25/37 (a) (c)	925,150
		Bear Stearns Commercial Mortgage Securities:
400,000	AAA	Series 1999-LTL1, Class AJ, 5.457% due 3/11/39 (a)	357,929
2,480,000	AAA	Series 2001-T2, Class A2, 6.480% due 2/15/35	2,573,591
1,765,000	Aaa	Series 2003-T12, Class A4, 4.680% due 8/13/39 (e)	1,739,127
1,030,000	Aaa	Series 2005-PWR7, Class A2, 4.945% due 2/11/41 (e)	1,022,573
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	543,886
2,359,118	AAA	Series 2007-EMX1, Class A1, 3.393% due 3/25/37 (a) (f)	2,303,042
1,105,000	AAA	Series 2007-PW17, Class A4, 5.694% due 6/1/50	1,077,999
2,311,088	AAA	Series 2007-R11, Class A1A, 2.993% due 9/27/37 (a) (f)	2,201,288
882,192	AAA	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 2.613% due 12/25/36 (a) (c) (f)	591,069
407,356	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	424,091
		Chase Funding Mortgage Loan Asset-Backed Certificates:
1,739	AAA	Series 2002-2, Class 2A1, 2.893% due 5/25/32 (a)	1,707
1,907	AAA	Series 2002-3, Class 2A1, 3.033% due 8/25/32 (a)	1,830
1,300,000	AAA	Chase Issuance Trust, Series 2007-A17, Class A, 5.120% due 10/15/14	1,308,937
210,000	Aaa	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.482% due 10/15/49 (e)	184,835
3,481,569	AAA	Citigroup Mortgage Loan Trust Inc., Series 2000-34, Class A, 5.343% due 8/25/35 (a)	3,293,555
751,197	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (a)	770,610
		Commercial Mortgage Pass Through Certificates:
1,475,000	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,460,318

Face
Amount	Rating‡	Security	Value
2,000,000	AAA	Series 2004-SL4, Class AM, 5.793% due 6/10/46 (a)	1,911,367
		Countrywide Alternative Loan Trust:
932,005	AAA	Series 2005-24, Class 4A1, 2.709% due 7/20/35 (a)	757,670
563,169	AAA	Series 2005-27, Class 2A3, 5.354% due 8/25/35 (a)	416,120
1,021,397	AAA	Series 2005-59, Class 1A1, 2.723% due 11/20/35 (a)	842,458
616,916	AAA	Series 2006-OA21, Class A1, 2.669% due 3/20/47 (a)	481,019
2,038,006	AAA	Series 2007-0A2, Class 2A1, 2.523% due 3/25/47 (a)	1,595,271
		Countrywide Asset-Backed Certificates:
1,399,909	AAA	Series 1998-C1, Class 3A1, 2.513% due 6/25/36 (a)	1,350,273
2,573	AAA	Series 2001-BC3, Class A, 2.873% due 12/25/31 (a)	1,976
5,025	AAA	Series 2002-3, Class 1A1, 3.133% due 5/25/32 (a)	4,431
12,759	AAA	Series 2003-BC2, Class 2A1, 2.993% due 6/25/33 (a)	12,014
167,684	AAA	Series 2004-SD4, Class A1, 2.773% due 12/25/34 (a) (f)	141,792
226,810	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	217,615
250,493	AAA	Series 2006-11, Class 3AV1, 2.453% due 9/25/46 (a) (c)	248,724
1,052,738	AAA	Series 2006-SD3, Class A1, 2.723% due 7/25/36 (a) (f)	771,788
233,756	AAA	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 2.754% due 12/15/35 (a)	101,045
		Countrywide Home Loan Mortgage Pass Through Trust:
421,130	AAA	Series 2005-11, Class 3A3, 5.821% due 4/25/35 (a)	311,581
297,300	AAA	Series 2005-11, Class 6A1, 2.693% due 3/25/35 (a)	267,011
701,566	AAA	Series 2005-R1, Class 1AF1, 2.753% due 3/25/35 (a) (f)	627,566
729,501	AAA	Series 2007-16, Class A1, 6.500% due 10/25/37	716,856
		Credit Suisse Mortgage Capital Certificates:
2,365,000	AAA	Series 2005-C3, Class A3, 5.311% due 12/15/39	2,295,174
392,101	AAA	Series 2006-8, Class 3A1, 6.000% due 10/25/21	352,021
		CS First Boston Mortgage Securities Corp.:
1,708,673	AAA	Series 1997-1, Class A1, 3.819% due 5/15/36	1,670,174
2,070,000	AAA	Series 1998-1, Class AM, 5.100% due 8/15/38 (a)	1,948,560
1,631,626	AAA	Series 2005-A2, Class 5A6, 5.500% due 11/25/35	1,567,364
1,760,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40 (a)	1,723,394
526,538	AAA	Deutsche ALT-A Securities Inc Alternate Loan Trust, Series 2006-OA1, Class A1, 2.593% due 2/25/47 (a)	411,706
1,926,129	Aaa	DLJ Commercial Mortgage Corp., Series 2000-3, Class A1B, 6.460% due 3/10/32 (e)	1,944,073
301,722	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 2.898% due 11/19/44 (a)	206,123
		EMC Mortgage Loan Trust:
11,934	AAA	Series 2002-B, Class A1, 3.043% due 2/25/41 (a) (f)	9,213
54,347	AAA	Series 2003-A, Class A1, 2.943% due 8/25/40 (a) (f)	41,609
		Federal Home Loan Mortgage Corp. (FHLMC):
75,291	AAA	Series 1565, Class G, 6.000% due 8/15/08 (c)	75,199
8,053	AAA	Series 1865, Class DA, 9.737% due 2/15/24 (a) (g) (h)	3,426
10,348,351	AAA	Series 3346, Class SC, 4.036% due 10/15/33 (a)	892,916
1,043,460	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 5.476% due 7/25/44 (a) (c)	981,666
		Federal National Mortgage Association (FNMA):
45,231	AAA	Series 1999-18, Class A, 5.500% due 10/18/27	46,044
79,326	AAA	Series 2000-34, Class F, 2.843% due 10/25/30 (a) (c)	78,737
185,184	AAA	Series 2002-34, Class FE, 2.898% due 5/18/32 (a) (c)	183,879

Face
Amount	Rating‡	Security	Value
940,000	AAA	Series 2002-T3, Class B, 5.763% due 12/25/11	963,243
917,592	AAA	Series 2004-25, Class PA, 5.500% due 10/25/30	931,320
593,279	AAA	Series 2004-36, Class BS, 5.500% due 11/25/30	603,679
286,230	AAA	Series 2004-88, Class HA, 6.500% due 7/25/34	297,335
609,760	AAA	Series 2005-105-1, Class TL, 5.500% due 11/25/31	621,057
1,157,903	AAA	Series 2005-47, Class PA, 5.500% due 9/25/24 (c)	1,171,752
1,111,413	AAA	Series 2962, Class YC, 4.500% due 9/15/14 (c)	1,116,999
1,041,039	AAA	Series 3117, Class PN, 5.000% due 11/15/21 (c)	1,049,563
3,239,588	AAA	STRIPS, Series 2005-105, Class 19, 5.000% due 6/1/35	806,229
		Federal National Mortgage Association (FNMA), Grantor Trust:
231,825	AAA	Series 2000-T06, Class A3, 6.145% due 1/25/28 (a)	235,575
151,208	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	145,155
		First Union National Bank Commercial Mortgage:
1,386,057	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,429,589
1,700,000	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,770,846
		GE Capital Commercial Mortgage Corp.:
1,925,000	AAA	Series 2002-20K, Class A5, 4.772% due 6/10/48 (a)	1,849,973
1,850,000	AAA	Series 2005-C4, Class A4, 5.333% due 11/10/45 (a)	1,833,497
2,400,000	AAA	Series 2007, Class A4, 5.543% due 12/10/49	2,323,986
		GMAC Commercial Mortgage Securities Inc.:
1,950,000	AAA	Series 1999-1, Class A4, 4.547% due 12/10/41	1,914,616
604,594	Aaa	Series 1999-C3, Class A2, 7.179% due 8/15/36 (a) (e)	619,558
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33 (a)	1,028,399
1,726,938	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,789,070
2,447,897	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 3.143% due 2/25/31 (a) (f)	1,948,890
		Government National Mortgage Association (GNMA):
149,754	AAA	Series 2000-35, Class F, 3.055% due 12/16/25 (a) (c)	148,962
128,792	AAA	Series 2002-21, Class FV, 2.905% due 3/16/32 (a) (c)	127,884
2,355,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% due 3/10/39	2,268,739
		GS Mortgage Securities Corp. II:
910,000	Aaa	Series 2001-C1, Class A4, 5.560% due 11/10/39 (e)	899,867
1,950,000	AAA	Series 2001-C2, Class A4A, 4.751% due 7/1/39	1,866,664
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18 (c) (f)	319,545
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,173,013
		GSR Mortgage Loan Trust:
3,589,576	AAA	Series , Class 6A1, 5.250% due 7/25/35 (a)	3,306,870
559,816	AAA	Series 2005-AR6, Class 2A1, 4.539% due 9/25/35 (a) (c)	527,621
706,976	AAA	Series 2006-OA1, Class 2A1, 2.583% due 8/25/46 (a)	564,798
		Harborview Mortgage Loan Trust:
492,225	AAA	Series 2006-2, Class 1A, 5.463% due 2/25/36 (a)	378,866
439,937	AAA	Series 2006-9, Class 2A1A, 2.708% due 11/19/36 (a)	346,911
54,085,057	AAA	Series 2007-GG9, Class X2A, 0.583% due 10/19/35 (a) (g) (h)	523,949
613,297	AAA	Home Equity Asset Trust, Series 2007-2, Class 2A1, 2.503% due 7/25/37 (a)	591,723
8,293	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 3.193% due 3/25/33 (a)	7,744
		Indymac Index Mortgage Loan Trust:
228,907	AAA	Series 2004-AR15, Class 1A1, 6.808% due 2/25/35 (a)	180,383

Face
Amount	Rating‡	Security	Value
224,335	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35 (a)	193,648
498,780	AAA	Series 2007-AR7, Class 1A1, 6.263% due 11/25/37 (a)	463,682
1,700,000	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 2.553% due 8/25/36 (a)	1,273,593
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	624,061
80,000	Aaa	Series 2005-CB12, Class A4, 4.895% due 9/12/37 (e)	77,062
100,000	Aaa	Series 2005-CB13, Class A4, 5.294% due 1/12/43 (a) (e)	98,728
1,200,000	Aaa	Series 2005-LDP4, Class A4, 4.918% due 10/15/42 (a) (e)	1,155,842
1,980,000	AAA	Series 2007-CB19, Class A4, 5.747% due 2/12/49 (a)	1,947,482
500,000	AAA	Series 2007-LD11, Class A2, 5.804% due 6/15/49 (a)	502,198
620,000	Aaa	Series 2007-LDPX, Class A3, 5.420% due 1/15/49 (e)	594,184
		JP Morgan Mortgage Trust:
650,903	AAA	Series 2001-A1, Class 6T1, 5.025% due 2/1/35 (a) (c)	619,249
2,027,506	AAA	Series 2006-A2, Class 5A3, 3.757% due 11/25/33 (a)	1,943,774
157,775	AAA	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	155,018
161,775	AAA	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	147,517
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa	Series 2001-C2, Class B, 6.799% due 9/15/34 (e)	3,038,217
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,145,338
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/30	296,563
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	384,908
500,000	AAA	Series 2005-F, Class AM, 5.712% due 3/15/39 (a)	474,516
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	786,790
1,210,000	AAA	Series 2007-C7, Class A2, 5.588% due 9/15/45	1,200,066
		Lehman XS Trust:
538,960	AAA	Series 2005-5N, Class 1A1, 2.693% due 11/25/35 (a)	436,790
405,829	AAA	Series 2005-7N, Class 1A1B, 2.693% due 12/25/35 (a)	278,343
7,140,000	AAA	Series 2007-12N, Class 1A3A, 2.593% due 7/25/47 (a)	4,285,208
259,407	AAA	Long Beach Mortgage Loan Trust, Series 2005-WL3, Class 2A2A, 2.533% due 11/25/35 (a)	256,543
		Mastr Adjustable Rate Mortgages Trust:
1,900,000	AAA	Series 2004-13, Class 3A7, 3.787% due 11/21/34 (a)	1,808,207
185,428	AAA	Series 2004-4, Class 4A1, 5.200% due 5/25/34 (a) (c)	166,447
2,505,487	AAA	Series 2007-3, Class 12A1, 2.593% due 5/25/47 (a)	1,948,316
559,505	AAA	Medallion Trust, Series 2003-1G, Class A, 2.789% due 12/21/33 (a)	508,343
		Merrill Lynch Mortgage Investors Inc.:
543,772	AAA	Series 2005-3, Class 4A3, 5.031% due 5/1/34 (a)	521,521
601,185	AAA	Series 2005-A2, Class A2, 4.490% due 2/25/35 (a)	561,982
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.658% due 5/12/39 (a)	672,386
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
190,000	AAA	Series 2001-C2, Class A4, 5.378% due 8/12/48	182,013
1,210,000	Aaa	Series 2005-5N, Class A4, 5.485% due 3/12/51 (a) (e)	1,165,482
786,580	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	768,715
		MLCC Mortgage Investors Inc.:
194,772	Aaa	Series 2005-1, Class 2A1, 4.964% due 4/25/35 (a) (e)	186,319
597,300	Aaa	Series 2005-1, Class 2A2, 4.964% due 4/25/35 (a) (e)	566,333
		Morgan Stanley Capital I:
1,700,000	Aaa	Series 2003-IQ4, Class A2, 4.070% due 5/15/40 (e)	1,605,079

Face
Amount	Rating‡	Security	Value
660,000	AAA	Series 2004-8AR, Class A4, 5.692% due 4/15/49 (a)	643,683
801,306	AAA	Series 2004-SD3, Class A, 2.853% due 6/25/34 (a) (f)	735,691
1,955,000	AAA	Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	1,894,833
1,300,000	AAA	Series 2006-BC3, Class A4, 5.650% due 6/11/42 (a)	1,274,980
523,084	AAA	Series 2006-HE7, Class A2A, 2.443% due 9/25/36 (a) (c)	516,017
705,000	AAA	Series 2006-HQ8, Class A4, 5.387% due 3/12/44 (a)	697,568
550,000	AAA	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	545,424
831,799	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.362% due 10/25/34 (a)	792,798
96,648	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26 (c)	97,842
1,482,000	AAA	Opteum Mortgage Acceptance, Series 2006-2, Class A, 2.663% due 7/25/36 (a)	952,735
		Option One Mortgage Loan Trust:
4,885	AAA	Series 2002-6, Class A2, 3.193% due 11/25/32 (a)	4,512
25,853	AAA	Series 2003-1, Class A2, 3.233% due 2/25/33 (a)	23,242
1,800,000	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2003-KS1, Class AF6, 4.759% due 7/25/35 (a)	1,613,913
		Prime Mortgage Trust:
1,081,727	AAA	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (f)	1,063,811
509,222	AAA	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (f)	508,248
2,587,826	AAA	Series 2006-DR1, Class 2A1, 5.500% due 5/25/36 (f)	2,448,730
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	105,330
		Residential Accredit Loans Inc.:
2,665,368	AAA	Series 2006-WMC1, Class A10, 6.000% due 6/25/37	2,579,405
367,863	AAA	Series 2007-QO2, Class A1, 2.543% due 2/25/47 (a)	279,946
		Residential Asset Mortgage Products Inc.:
242,925	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	237,182
1,852,676	AAA	Series 2006-NC1, Class AI6A, 6.110% due 10/25/33 (a)	1,754,434
10,979	AAA	Residential Asset Mortgage Products Inc., Series 2003-RS4, Class AIIB, 3.053% due 5/25/33 (a)	7,143
2,999,462	AAA	Residential Asset Securitization Trust, Series 2007-A7, Class A4, 6.000% due 7/25/37	2,888,421
165,021	A	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 2.513% due 9/25/35 (a)	159,080
1,053,695	B	SACO I Inc., Series 2006-7, Class A1, 2.523% due 7/25/36 (a)	189,292
		Small Business Administration:
200,766	NR	Series 1999-P10B, Class 1, 7.540% due 8/10/09 (c)	206,421
540,736	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10 (c)	562,131
886,476	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/10	871,607
		Small Business Administration Participation Certificates:
728,329	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13 (c)	742,946
234,064	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15 (c)	241,158
511,328	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15 (c)	525,797
385,612	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16 (c)	401,801
1,842,957	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19 (c)	1,932,812
1,222,705	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20 (c)	1,291,993
1,476,387	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22 (c)	1,470,379
		Structured Adjustable Rate Mortgage Loan Trust:
304,035	AAA	Series 2004-16, Class 1A2, 5.691% due 11/25/34 (a)	254,172

Face
Amount	Rating‡	Security	Value
1,194,760	AAA	Series 2004-6, Class4A1, 4.836% due 6/25/34 (a)	1,159,486
449,661	AAA	Series 2005-19XS, Class 1A1, 2.713% due 10/25/35 (a)	368,134
2,850,810	AAA	Series 2005-7N, Class 4A1, 5.504% due 7/25/35 (a)	2,709,298
559,259	AAA	Structured Asset Mortgage Investments Inc., Series 2005-AR5 , Class A3, 2.748% due 7/19/35 (a) (c)	498,693
		Structured Asset Securities Corp.:
9,675	AAA	Series 2002-14A, Class 2A1, 6.676% due 7/25/32 (a) (c)	8,862
327,934	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (f)	283,271
599,790	AAA	Series 2006-BC3, Class A2, 2.443% due 10/25/36 (a) (c)	584,954
2,732,762	AAA	Series 2007-BC4, Class A3, 2.643% due 11/25/37 (a)	2,672,731
2,218,800	AAA	Terwin Mortgage Trust, 4.500% due 5/25/37 (a) (c) (f)	874,722
		Thornburg Mortgage Securities Trust:
1,647,202	AAA	Series 2005-2, Class A4, 2.643% due 7/25/45 (a)	1,642,319
1,980,909	AAA	Series 2006-1, Class A3, 2.563% due 1/25/46 (a)	1,953,589
1,496,598	Aaa	Series 2006-3, Class A2, 2.498% due 5/25/46 (a) (e)	1,469,036
1,613,785	Aaa	Series 2006-3, Class A3, 2.503% due 6/25/46 (a) (e)	1,597,736
480,000	AAA	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, 6.100% due 8/15/39 (a)	482,861
		Wachovia Bank Commercial Mortgage Trust:
700,000	AAA	Series 2005-C22, Class A4, 5.266% due 12/15/44 (a)	690,253
305,000	AAA	Series 2006-C23, Class AM, 5.466% due 1/15/45 (a)	284,762
1,970,000	Aaa	Series 2006-C25, Class AM, 5.742% due 5/15/43 (a) (e)	1,875,120
1,020,000	AAA	Wamu Master Note Trust 2006-A3A, Class A3, 2.544% due 9/15/13 (a) (f)	981,399
		WaMu Mortgage Pass Through Certificates:
679,734	AAA	Series 2005-AR11, Class A1A, 2.713% due 8/25/45 (a)	557,486
31,751,934	AAA	Series 2007-0A1, Class XPPP, 0.864% due 2/25/47 (g)	386,977
1,659,710	AAA	Series 2007-OA5, Class 1A, 4.544% due 6/25/47 (a)	1,237,100
		Washington Mutual Inc.:
1,964,862	AAA	Series 2002-3, Class 2A, 4.494% due 1/25/47 (a)	1,407,699
897,212	AAA	Series 2003-A3, Class 4A1, 5.500% due 9/25/36 (a)	865,649
1,302,245	AAA	Series 2003-R1, Class A1, 2.933% due 12/25/27 (a) (c)	1,198,658
91,723	AAA	Series 2004-AR11, Class A, 4.553% due 10/25/34 (a)	90,224
273,674	AAA	Series 2004-AR12, Class A2A, 3.328% due 10/25/44 (a)	233,571
1,000,000	AAA	Series 2005-AR 4, Class A5, 4.670% due 4/25/35 (a)	954,739
1,585,869	AAA	Series 2005-AR13, Class A1A1, 2.683% due 10/25/45 (a) (c)	1,283,308
675,121	AAA	Series 2005-AR15, Class A1A2, 2.673% due 11/25/45 (a)	553,855
663,689	AAA	Series 2005-AR19, Class A1A2, 2.683% due 12/25/45 (a)	580,922
1,721,241	AAA	Series 2006-AR13, Class 2A, 5.060% due 10/25/46 (a) (c) (i)	1,407,470
		Wells Fargo Mortgage Backed Securities Trust:
1,280,142	AAA	Series 2004-H, Class A1, 4.527% due 6/25/34 (a)	1,239,820
400,000	AAA	Series 7, Class 2A4, 5.773% due 4/25/36 (a)	368,557

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $206,577,586)	196,840,146

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES - 23.9%

Aerospace & Defense - 0.0%
25,000	BB-	DRS Technologies Inc., Company Guaranteed Notes, 6.625% due 2/1/16	26,187
300,000	BBB	Goodrich (BF) Co., Notes, 6.290% due 7/1/16 (c)	306,930

		Total Aerospace & Defense	333,117

Airlines - 0.4%
		Continental Airlines Inc., Pass Thru Certificates:
710,097	BB	7.461% due 4/1/15	653,289
440,316	A-	7.256% due 3/15/20	428,159
		Delta Air Lines Inc., Pass Thru Certificates:
234,819	BBB	7.379% due 5/18/10	231,884
840,274	BBB	6.619% due 3/18/11	811,613
500,000	BBB-	7.111% due 9/18/11	473,278
		Northwest Airlines Inc., Pass Thru Cerificates:
1,000,000	BBB	6.841% due 4/1/11	967,500
461,662	BBB	7.041% due 4/1/22	451,172

		Total Airlines	4,016,895

Auto Components - 0.0%
50,000	B-	Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10	47,062

Automobiles - 0.3%
		DaimlerChrysler NA Holding Corp.:
		Company Guaranteed Notes:
300,000	BBB+	5.875% due 3/15/11	305,959
900,000	BBB+	5.750% due 9/8/11 (c)	910,177
285,000	BBB+	Notes, 4.875% due 6/15/10	287,919
610,000	CCC+	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31	425,475
		General Motors Corp.:
1,325,000	B-	Debentures Notes, 8.250% due 7/15/23	914,250
20,000	B-	Senior Unsubordinated Notes, 8.375% due 7/15/33 (d)	13,800

		Total Automobiles	2,857,580

Capital Markets - 1.9%
400,000	BB	CSC Holdings Inc., Senior Unsecured Notes, 7.250% due 7/15/08 (c)	406,000
450,000	A	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/31/49 (a)	338,349
		Goldman Sachs Group Inc.:
		Notes:
190,000	AA-	4.500% due 6/15/10	191,212
115,000	AA-	4.750% due 7/15/13	112,330
1,375,000	AA-	5.250% due 10/15/13	1,350,491
1,000,000	AA-	5.750% due 10/1/16 (c) (f)	981,876
1,725,000	A+	Subordinated Notes, 6.750% due 10/1/37 (c)	1,623,515
650,000	A-	Lehman Brothers Holdings Capital Trust V, Notes, 5.857% due 12/29/99 (a)	465,132
230,000	A-	Lehman Brothers Holdings E-Capital Trust I, 3.499% due 8/19/65 (a)	191,702
		Lehman Brothers Holdings Inc.:
		Notes:
250,000	A+	4.500% due 7/26/10	244,046
640,000	A+	11.000% due 11/7/16	542,592
416,000	A+	8.920% due 2/16/17	327,642

Face
Amount	Rating‡	Security	Value

		Senior Notes:
1,400,000	A+	2.433% due 11/24/08	1,375,338
120,000	A+	5.250% due 2/6/12	114,603
1,550,000	A+	6.000% due 7/19/12	1,504,562
300,000	A+	4.500% due 9/15/22	285,951
650,000	A	Subordinated Notes, 6.750% due 12/28/17	614,203
		Morgan Stanley:
		Notes:
25,000	AA-	6.750% due 4/15/11	25,588
565,000	AA-	5.550% due 4/27/17	532,468
1,170,000	AA-	6.250% due 8/28/17	1,125,728
		Senior Unsecured Notes:
900,000	AA-	5.625% due 1/9/12	890,323
2,000,000	AA-	5.750% due 10/18/16 (c) (f)	1,893,538
2,600,000	A+	6.625% due 4/1/18 (f)	2,563,735

		Total Capital Markets	17,700,924

Chemicals - 0.0%
30,000	CCC+	Georgia Gulf Corp., Company Guaranteed Notes, 9.500% due 10/15/14	24,900
190,000	A+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	198,659
29,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	25,085

		Total Chemicals	248,644

Commercial Banks - 2.1%
855,000	A+	Bank One Corp., 5.900% due 11/15/11	878,037
760,000	A+	BankAmerica Capital III, 3.283% due 1/15/27 (a)	607,077
800,000	BBB-	Banponce Trust 1, Company Guaranteed Notes, 8.327% due 2/1/27	756,544
1,048,000	AA	BNP Paribas, Notes, 9.230% due 6/8/17 (a)	1,037,730
		Deutsche Bank AG/London:
1,000,000	AA	Notes, 4.875% due 5/20/13	990,585
3,100,000	AA	Senior Unsecured Notes, 6.000% due 9/1/17 (c)	3,150,102
		Glitnir Banki HF:
270,000	A-	Notes, 6.330% due 7/28/11 (f)	241,014
460,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a) (f)	343,971
		HBOS PLC.:
1,750,000	A	Notes, 5.920% due 12/31/49 (a) (f)	1,368,568
700,000	A+	Subordinated Notes, 6.750% due 5/21/18 (f)	684,047
		ICICI Bank Ltd.:
400,000	BB	6.375% due 4/30/22 (a) (f)	351,651
150,000	BB	6.375% due 4/30/22	133,512
100,000	A1	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/4/11 (e) (f)	86,964
690,000	A2	Landsbanki Islands HF, Notes, 6.100% due 8/25/11 (e) (f)	648,903
1,500,000	AA	National Australia Bank Ltd., 3.208% due 2/8/10 (a) (c) (f)	1,500,633
750,000	A+	Nationsbank Cap Trust III, Bank Guaranteed Notes, 3.263% due 1/15/27 (a)	587,872
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49 (a) (f)	18,264
40,000	AA	Rabobank Capital Funding Trust, Company Guaranteed Notes, 5.254% due 12/31/49 (a) (f)	34,212
660,000	AA3	Royal Bank of Scotland Group PLC, 9.118% due 12/31/49	672,875

Face
Amount	Rating‡	Security	Value

390,000	AA-	Santander Issuances S.A Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a) (f)	368,470
400,000	BBB	Shinsei Finance Cayman Ltd., 6.418% due 12/31/49 (a) (f)	276,448
10,000	A	Sumitomo Mitsui Banking Corp./New York, 8.000% due 6/15/12	10,831
190,000	A-	Sun Trust Capital VIII, 6.100% due 12/1/66 (a)	156,561
4,100,000	AA-	UBS AG Stamford Branch, Notes, 5.750% due 4/25/18	4,001,128

		Total Commercial Banks	18,905,999

Commercial Services & Supplies - 0.1%
27,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	27,540
55,000	B	RH Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (f)	37,537
		Service Corp. International, Senior Unsecured Notes:
40,000	BB-	6.750% due 4/1/16	38,300
95,000	BB-	7.500% due 4/1/27	83,125
		Waste Management Inc., Company Guaranteed Notes:
185,000	BBB	6.375% due 11/15/12	189,655
40,000	BBB	7.375% due 5/15/29	41,521
100,000	BBB	7.750% due 5/15/32	108,953

		Total Commercial Services & Supplies	526,631

Computers & Peripherals - 0.0%
60,000	B+	Sungard Data Systems Inc., Company Guaranteed Notes, 9.125% due 8/15/13	62,100

Consumer Finance - 1.5%
		Ford Motor Credit Co.:
		Notes:
300,000	B	7.375% due 10/28/09	292,279
30,000	B	7.875% due 6/15/10	28,440
100,000	B	7.375% due 2/1/11	91,667
1,400,000	B	7.000% due 10/1/13 (c)	1,178,576
		Senior Notes:
2,390,000	B	5.800% due 1/12/09	2,345,262
85,000	B	7.250% due 10/25/11	75,967
		Senior Unsecured Notes:
674,000	B	8.050% due 6/15/11	619,532
1,100,000	B	7.800% due 6/1/12	984,047
		GMAC LLC:
1,900,000	B+	6.750% due 12/1/14 (c)	1,472,817
100,000	B+	Bonds, 8.000% due 11/1/31 (c)	76,779
		Notes:
220,000	B+	7.750% due 1/19/10	206,549
2,150,000	B+	5.276% due 12/1/14	1,552,076
960,000	BB+	Senior Unsecured Notes, 6.625% due 5/15/12	774,548
1,840,000	B+	Senior Unsubordinated Notes, 5.850% due 1/14/09	1,807,785
		SLM Corp.:
		Notes:
90,000	BBB-	5.150% due 4/1/09 (a)	86,754
625,000	BBB-	5.375% due 5/15/14	531,029
70,000	BBB-	5.050% due 11/14/14	59,214

Face
Amount	Rating‡	Security	Value

80,000	BBB-	5.625% due 8/1/33	60,080
385,000	BBB-	Senior Notes, 3.220% due 1/27/14 (a)	314,895
490,000	BBB-	Senior Unsecured Notes, 3.060% due 7/27/09 (a)	460,289
470,000	BBB-	Unsecured Notes, 5.000% due 10/1/13	396,569

		Total Consumer Finance	13,415,154

Containers & Packaging - 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14	9,350

Diversified Consumer Services - 0.0%
		Hertz Corp., Company Guaranteed Notes:
35,000	BB-	8.875% due 1/1/14	35,000
40,000	B	10.500% due 1/1/16	40,100

		Total Diversified Consumer Services	75,100

Diversified Financial Services - 7.5%
200,000	A-	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67 (a) (f)	159,196
200,000	BBB	Aiful Corp., Notes, 5.000% due 8/10/10 (f)	192,652
260,000	A-	American Express Co., 6.800% due 9/1/66 (a)	246,600
50,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	54,927
50,000	AA+	ASIF Global Financing XIX, Secured Notes, 4.900% due 1/17/13 (a) (f)	48,365
		Bank of America Corp.:
1,600,000	A+	Notes, 8.000% due 12/31/49	1,588,091
		Senior Notes:
375,000	AA	5.625% due 10/14/16	368,663
155,000	AA	6.000% due 9/1/17	155,299
		Senior Unsecured Notes:
5,505,000	AA	5.750% due 12/1/17 (c) (f)	5,415,896
6,300,000	AA	5.650% due 5/1/18 (f)	6,151,172
580,000	AA-	Subordinated Notes, 7.800% due 2/15/10	610,571
450,000	A	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/1/12	468,168
7,400,000	AA-	Barclays Bank PLC, Subordinated Notes, 6.050% due 12/4/17 (c) (f)	7,297,277
300,000	A+	Barnett Capital III, 3.498% due 2/1/27 (a)	220,837
		Bear Stearns Cos., Inc.:
760,000	A+	Notes, 6.950% due 8/10/12	794,012
280,000	BBB-	Subordinated Notes, 5.550% due 1/22/17	263,741
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47 (f)	118,474
1,188,877	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/1/13 (f)	1,312,386
1,000,000	A	Credit Suisse/Guernsey Ltd., 3.366% due 12/31/49 (a)	747,820
		Credit Suisse/New York:
4,200,000	AA-	Senior Unsecured Notes, 5.000% due 5/15/13	4,128,176
2,165,000	A+	Subordinated Notes, 6.000% due 2/15/18	2,114,352
680,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (f)	702,902
		General Electric Capital Corp.:
		Notes:
2,080,000	AAA	5.000% due 11/15/11	2,113,020
145,000	AAA	5.875% due 2/15/12	150,027
55,000	AAA	5.000% due 4/10/12	55,057
20,000	AAA	5.450% due 1/15/13	20,427

Face
Amount	Rating‡	Security	Value

710,000	AAA	6.150% due 8/7/37	679,836
3,050,000	AA+	6.375% due 11/15/67	3,008,059
		Senior Unsecured Notes:
1,500,000	AAA	5.250% due 12/6/17	1,469,722
500,000	AAA	5.875% due 1/14/38 (c) (f)	455,772
1,100,000	NR	Subordinated Notes, 6.500% due 9/15/67 (f)	2,064,868
1,600,000	AA-	HSBC Bank USA NA/New York, NY, Subordinated Notes, 6.000% due 8/9/17 (c)	1,613,912
585,000	AA-	HSBC Finance Corp., Notes, 4.125% due 11/16/09	582,234
270,000	A	ILFC E-Capital Trust II, 6.250% due 12/21/65 (a) (f)	222,295
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35 (f)	202,462
1,760,000	A	JP Morgan Chase Capital XIII, 3.646% due 9/30/34 (a)	1,370,340
		JPMorgan Chase & Co.:
429,000	AA	Junior Subordinated Notes, 8.750% due 11/28/21 (a)	425,311
400,000	A	Notes, 7.900% due 12/30/49 (a)	399,486
1,450,000	AA-	Senior Notes, 6.000% due 1/15/18	1,437,204
1,500,000	AA-	Senior Unsecured Notes, 6.400% due 5/15/38	1,446,832
		Subordinated Notes:
1,620,000	A+	6.750% due 2/1/11	1,696,511
295,000	A+	5.125% due 9/15/14	290,299
330,000	A+	5.150% due 10/1/15	320,842
350,000	A+	6.125% due 6/27/17	350,204
775,000	AA-	6.000% due 7/5/17	790,290
		Merrill Lynch & Co. Inc.:
		Notes:
1,000,000	A+	8.680% due 5/2/17	1,001,250
5,200,000	A+	6.875% due 4/25/18 (f)	5,106,546
		Senior Unsecured Notes:
1,050,000	AA-	8.950% due 5/18/17	1,047,375
1,584,000	AA-	9.570% due 6/6/17	1,669,219
190,000	BBB+	MUFG Capital Finance, 1 Ltd., 6.346% due 12/31/49 (a)	170,621
		Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due
70,000	BBB	12/31/49 (a) (f)	65,483
410,000	BB+	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16 (f)	404,383
230,000	A	Wachovia Capital Trust III, 5.800% due 3/15/42 (a)	176,055
		Wachovia Corp.:
790,000	AA-	Notes, 5.750% due 2/1/18	764,282
		Subordinated Notes:
280,000	A+	5.250% due 8/1/14	271,521
1,375,000	AA-	6.000% due 11/15/17	1,348,810
1,000,000	AA-	6.600% due 1/15/38	927,340
		Wells Fargo & Co.:
		Senior Unsecured Notes:
420,000	AA+	4.200% due 1/15/10	421,471
1,200,000	AA+	5.250% due 10/23/12	1,206,882
10,000	AA	Subordinated Notes, 5.000% due 11/15/14	9,735
150,000	AA-	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	136,263

		Total Diversified Financial Services	69,051,823

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services - 1.4%
		AT&T Inc.:
		Notes:
170,000	A	5.100% due 9/15/14	168,888
200,000	A	6.500% due 9/1/37	196,837
4,000,000	A	Senior Unsecured Notes, 6.300% due 1/15/38 (c)	3,853,444
235,000	BBB+	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	254,805
		Citizens Communications Co.:
20,000	BB+	Notes, 9.250% due 5/15/11	21,075
		Senior Unsecured Notes:
25,000	BB+	7.125% due 3/15/19	23,000
55,000	BB+	7.875% due 1/15/27	49,775
220,000	A-	Deutsche Telekom International Finance BV, Senior Notes, 5.750% due 3/23/16	216,967
		Embarq Corp., Senior Unsecured Notes:
740,000	BBB-	6.738% due 6/1/13	728,048
3,000,000	BBB-	7.082% due 6/1/16 (c)	2,921,748
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	50,360
10,000	BB-	Intelsat Bermuda Ltd., Company Guaranteed Notes, 9.250% due 6/15/16	10,150
95,000	CCC+	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/1/14	88,825
1,500,000	BBB	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17 (c)	1,319,763
55,000	A	New Cingular Wireless Services Inc., Senior Unsubordinated Notes, 8.125% due 5/1/12	60,258
		Qwest Communications International Inc., Company Guaranteed Notes:
156,000	B+	6.176% due 2/15/09 (a)	155,220
20,000	B+	7.250% due 2/15/11	19,850
240,000	BBB+	Royal KPN NV, Senior Unsubordinated Notes, 8.375% due 10/1/30	279,312
100,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 6.125% due 11/15/08	101,738
		Telecom Italia Capital SA, Company Guaranteed Notes:
160,000	BBB	4.950% due 9/30/14	147,513
760,000	BBB	5.250% due 10/1/15	702,248
		Verizon Communications Inc.:
280,000	A	Bonds, 6.900% due 4/15/38	291,917
165,000	A	Maryland Inc., Senior Unsecured Notes, 5.125% due 6/15/33	134,139
340,000	A	New York Inc., Senior Unsecured Notes, 6.875% due 4/1/12	357,352
700,000	A	Senior Unsecured Notes, 5.550% due 2/15/16 (c)	697,685
		Verizon Global Funding Corp.:
5,000	A	Debenture Notes, Senior Unsecured Notes, 6.875% due 6/15/12	5,324
165,000	A	Senior Unsecured Notes, 7.375% due 9/1/12	178,955

		Total Diversified Telecommunication Services	13,035,196

Electric Utilities - 1.3%
		AES Corp.:
53,000	BB+	Secured Notes, 8.750% due 5/15/13 (f)	55,319
		Senior Unsecured Notes:
130,000	B	7.750% due 10/15/15	130,325
690,000	B	8.000% due 10/15/17	696,037
1,500,000	A-	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/1/18	1,519,762

Face
Amount	Rating‡	Security	Value

900,000	BBB+	DPL Inc., Senior Notes, 8.000% due 3/31/09 (c) (j)	925,745
1,500,000	A	Duke Energy Carolinas LLC, 1St Mortgage Notes, 5.100% due 4/15/18	1,464,490
		Edison Mission Energy, Senior Unsecured Notes:
220,000	BB-	7.200% due 5/15/19	215,600
50,000	BB-	7.625% due 5/15/27	47,375
115,000	BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	98,738
540,000	BBB-	FirstEnergy Corp., 7.375% due 11/15/31	582,636
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	123,878
195,000	A-	Florida Power Corp., 5.900% due 3/1/33	188,774
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,332
575,000	BBB	Kansas City Power & Light Co., Senior Unsecured Notes, 6.375% due 3/1/18	577,121
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	234,563
225,000	BBB+	6.500% due 9/15/37	227,275
473,478	BB+	Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/2/09 (c)	482,948
110,000	BBB+	Niagara Mohawk Power Corp., Senior Notes, 7.750% due 10/1/08	111,273
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	350,073
210,000	BBB+	6.050% due 3/1/34	202,244
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11 (c)	854,041
95,000	A-	Public Service Electric & Gas Co., 1St Mortgage Notes, 5.250% due 7/1/35	83,541
300,000	A-	Scottish Power PLC, 4.910% due 3/15/10	300,358
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (f)	174,695
2,000,000	BB+	SWEPCO Capital I, Company Guaranteed Notes, 5.250% due 10/1/43 (a)	2,006,778

		Total Electric Utilities	11,658,921

Electronic Equipment & Instruments - 0.0%
		NXP BV / NXP Funding LLC:
75,000	B	Company Guaranteed Notes, 9.500% due 10/15/15	70,969
15,000	BB-	Secured Notes, 7.875% due 10/15/14	14,625

		Total Electronic Equipment & Instruments	85,594

Energy Equipment & Services - 0.1%
160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	152,400
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	365,124
60,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	61,350
58,000	BB	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	63,194
110,000	BB	Tennessee Gas Pipeline Co., Debentures Notes, 7.625% due 4/1/37	114,851

		Total Energy Equipment & Services	756,919

Food Products - 0.1%
		Kraft Foods Inc., Senior Unsecured Notes:
600,000	BBB+	6.500% due 8/11/17	604,254
675,000	BBB+	6.125% due 2/1/18	661,416

		Total Food Products	1,265,670

Gas Utilities - 0.0%
200,000	BBB	CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16	198,483

Face
Amount	Rating‡	Security	Value

Health Care Providers & Services - 0.4%
50,000	BBB	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	48,323
140,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	136,850
		HCA Inc.:
120,000	B-	Debentures Notes, 7.190% due 11/15/15	103,590
		Secured Notes:
1,260,000	BB-	9.250% due 11/15/16 (c)	1,334,025
63,000	BB-	9.625% due 11/15/16 (k)	66,622
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/1/11	30,225
200,000	B-	6.250% due 2/15/13	181,000
29,000	B-	6.500% due 2/15/16	25,339
		Tenet Healthcare Corp., Senior Notes:
76,000	B	6.375% due 12/1/11	72,390
311,000	B	9.875% due 7/1/14	312,555
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	766,084
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	732,991
30,000	A-	5.875% due 6/15/17	28,981
150,000	A-	5.950% due 12/15/34	127,863

		Total Health Care Providers & Services	3,966,838

Hotels, Restaurants & Leisure - 0.1%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	BB	6.750% due 4/15/14	21,031
80,000	BB	7.125% due 2/1/16	63,000
30,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	26,250
		Mandalay Resort Group:
20,000	BB	Notes, 7.000% due 11/15/36	20,100
10,000	BB	Senior Unsecured Notes, 9.500% due 8/1/08	10,150
		MGM Mirage:
		Company Guaranteed Notes:
35,000	BB	8.500% due 9/15/10	35,919
20,000	BB	6.625% due 7/15/15	17,300
130,000	BB	7.625% due 1/15/17	115,050
30,000	BB	Senior Notes, 6.750% due 9/1/12	28,088
		Mohegan Tribal Gaming Authority:
2,000	B	Company Guaranteed Notes, 6.375% due 7/15/09	2,010
10,000	B	Senior Subordinated Notes, 8.000% due 4/1/12	9,350
20,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	20,500
		Station Casinos Inc.:
28,000	B+	Senior Notes, 6.000% due 4/1/12	23,660
5,000	B-	Senior Subordinated Notes, 6.875% due 3/1/16	3,069
95,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	79,563

		Total Hotels, Restaurants & Leisure	475,040

Household Products - 0.0%
20,000	B	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	19,850

Face
Amount	Rating‡	Security	Value

Independent Power Producers & Energy Traders - 0.1%
		NRG Energy Inc., Company Guaranteed Notes:
115,000	B	7.250% due 2/1/14	112,988
40,000	B	7.375% due 2/1/16	39,100
15,000	B	7.375% due 1/15/17	14,700
		TXU Corp.:
755,000	CCC	Notes, 6.550% due 11/15/34	575,219
		Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	97,890
160,000	CCC	6.500% due 11/15/24	121,489

		Total Independent Power Producers & Energy Traders	961,386

Industrial Conglomerates - 0.1%
		Tyco International Group SA, Company Guaranteed Notes:
30,000	BBB	6.125% due 11/1/08	30,129
10,000	BBB	6.125% due 1/15/09	10,065
300,000	BBB	6.375% due 10/15/11	307,724
420,000	BBB	6.000% due 11/15/13	418,819
236,000	BBB	6.875% due 1/15/29	222,382

		Total Industrial Conglomerates	989,119

Insurance - 1.7%
2,100,000	AA	American International Group Inc., Senior Unsecured Notes, 5.850% due 1/16/18 (c)	2,029,610
245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	247,228
600,000	BBB+	MetLife Capital Trust X, 9.250% due 4/8/38 (a) (f)	679,191
1,540,000	BBB+	Metlife Inc., 6.400% due 12/15/36	1,357,689
		Metropolitan Life Global Funding I, Senior Secured:
2,900,000	AA	2.759% due 5/17/10 (a) (c) (f)	2,845,329
1,300,000	AA	5.125% due 4/10/13 (f)	1,281,894
5,200,000	AAA	New York Life Global Funding, Notes, 4.650% due 5/9/13 (f)	5,136,830
720,000	BBB	Travelers Cos. Inc., 6.250% due 3/15/37 (a)	620,178
1,200,000	BBB	United Dominion, 4.250% due 1/15/09	1,198,404

		Total Insurance	15,396,353

IT Services - 0.0%
90,000	BBB-	Electronic Data Systems Corp., 7.125% due 10/15/09	91,856

Media - 1.1%
		Clear Channel Communications Inc.:
		Senior Notes:
310,000	B-	5.500% due 9/15/14	203,294
100,000	B-	4.900% due 5/15/15	60,580
10,000	B-	Senior Unsecured Notes, 6.250% due 3/15/11	8,505
		Comcast Corp., Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,344,119
30,000	BBB+	8.375% due 3/15/13	33,118
280,000	BBB+	6.500% due 1/15/15	289,500
30,000	BBB+	6.500% due 1/15/17	30,910

Face
Amount	Rating‡	Security	Value

170,000	BBB+	8.875% due 5/1/17	197,439
30,000	BBB+	5.875% due 2/15/18	29,568
80,000	BBB+	7.050% due 3/15/33	83,431
360,000	BBB+	6.500% due 11/15/35	351,349
250,000	BBB+	6.450% due 3/15/37	239,828
65,000	BB	CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	65,325
70,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	72,625
		Echostar DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	19,450
50,000	BB-	6.625% due 10/1/14	47,250
25,000	BB-	7.125% due 2/1/16	24,000
145,000	BB-	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	104,400
		Lamar Media Corp., Company Guaranteed Notes:
9,000	BB-	7.250% due 1/1/13	8,910
50,000	BB-	6.625% due 8/15/15	47,375
		Liberty Media LLC:
10,000	BB†	Senior Notes, 5.700% due 5/15/13	9,200
640,000	BB†	Senior Unsecured Notes, 7.875% due 7/15/09	653,792
		News America Inc., Company Guaranteed Notes:
125,000	BBB+	8.500% due 2/23/25	141,443
315,000	BBB+	7.625% due 11/30/28	337,111
35,000	BBB+	6.200% due 12/15/34	32,739
70,000	BBB-	Rogers Cable Inc., Secured Notes, 6.750% due 3/15/15	72,597
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,875
		Time Warner Inc.:
		Company Guaranteed Notes:
4,000,000	BBB+	2.915% due 11/13/09 (c)	3,911,460
255,000	BBB+	6.875% due 5/1/12	262,849
450,000	BBB+	5.850% due 5/1/17	432,417
305,000	BBB+	7.700% due 5/1/32	320,022
125,000	BBB+	Debentures Notes, 7.570% due 2/1/24	129,379
50,000	BBB+	Senior Notes, 8.375% due 7/15/33	54,776
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	302,390

		Total Media	9,926,026

Metals & Mining - 0.1%
100,000	A	Corp. Nacional del Cobre de Chile — (CODELCO), Senior Notes, 4.750% due 10/15/14 (f)	98,102
190,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	204,571
		Steel Dynamics Inc.:
90,000	BB+	Company Guaranteed Notes, 6.750% due 4/1/15	88,425
45,000	BB+	Senior Notes, 7.375% due 11/1/12 (f)	45,563
250,000	BBB	Teck Cominco Ltd., Notes, 6.125% due 10/1/35	219,333
		Vale Overseas Ltd., Company Guaranteed Notes:
40,000	BBB	8.250% due 1/17/34	45,865
550,000	BBB	6.875% due 11/21/36	547,844

		Total Metals & Mining	1,249,703

Face
Amount	Rating‡	Security	Value

Multiline Retail - 0.0%
20,000	BBB-	JC Penney Corp. Inc., Debentures Notes, 7.400% due 4/1/37	17,986

Multi-Utilities - 0.1%
		Dominion Resources Inc./VA:
		Senior Notes:
175,000	A-	5.125% due 12/15/09	177,023
70,000	A-	4.750% due 12/15/10	70,688
330,000	A-	5.700% due 9/17/12	337,152
105,000	A-	Senior Unsecured Notes, 7.195% due 9/15/14	113,626

		Total Multi-Utilities	698,489

Office Electronics - 0.0%
30,000	BBB-	Xerox Corp., Senior Unsecured Notes, 6.750% due 2/1/17	30,823

Oil, Gas & Consumable Fuels - 1.7%
3,000,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Senior Unsecured Notes, 9.625% due 3/1/13	3,460,800
		Anadarko Petroleum Corp., Senior Unsecured Notes:
1,125,000	BBB-	5.950% due 9/15/16	1,135,487
580,000	BBB-	6.450% due 9/15/36	579,552
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	548,804
		Atlantic Richfield Co.:
755,000	AA+	Debentures Notes, 9.125% due 3/1/11	849,525
40,000	AA+	Notes, 5.900% due 4/15/09	40,868
		Chesapeake Energy Corp.:
		Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	38,500
30,000	BB	6.250% due 1/15/18	28,275
65,000	BB	Senior Notes, 7.250% due 12/15/18	64,838
		Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes:
35,000	BB	7.500% due 5/15/15	35,613
110,000	BB	7.750% due 5/15/17	112,750
120,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	122,100
275,000	A	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	303,911
		Devon Financing Corp., Company Guaranteed Notes:
760,000	BBB+	6.875% due 9/30/11	804,979
75,000	BBB+	7.875% due 9/30/31	88,964
		El Paso Corp.:
		Senior Unsecured Notes:
227,000	BB-	7.800% due 8/1/31	229,628
325,000	BB-	7.750% due 1/15/32	328,445
9,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.375% due 6/15/32	10,027
		Gaz Capital for Gazprom:
350,000	BBB	Notes, 6.212% due 11/22/16 (f)	341,040
300,000	BBB	Senior Unsecured Notes, 6.510% due 3/7/22 (f)	283,530
		Hess Corp.:

Face
Amount	Rating‡	Security	Value

460,000	BBB-	Notes, 7.300% due 8/15/31	509,920
		Senior Unsecured Notes:
300,000	BBB-	6.650% due 8/15/11	315,098
50,000	BBB-	7.875% due 10/1/29	57,898
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	798,488
		Kinder Morgan Energy Partners LP:
60,000	BBB	Senior Notes, 6.300% due 2/1/09	60,767
		Senior Unsecured Notes:
240,000	BBB	6.750% due 3/15/11	248,260
230,000	BBB	6.000% due 2/1/17	228,068
55,000		OPTI Canada Inc., 8.250% due 12/15/14	56,925
39,000	BB	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	39,585
29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	29,429
		Petrozuata Finance Inc., Company Guaranteed Notes:
29,705	B	8.220% due 4/1/17 (f)	30,745
280,221	B	8.220% due 4/1/17	290,029
1,455,000	BB	Sabine Pass LNG LP, Secured Notes, 7.250% due 11/30/13	1,356,788
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/1/12	73,695
25,000	B1	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e) (f)	24,500
40,000	BB	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (f)	38,611
49,000	BB+	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	52,614
		Williams Cos. Inc.:
340,000	BB+	Debentures, 7.500% due 1/15/31	357,000
353,000	BB+	Notes, 8.750% due 3/15/32	413,010
		Senior Unsecured Notes:
80,000	BB+	7.875% due 9/1/21	87,600
240,000	BB+	7.750% due 6/15/31	256,800
		XTO Energy Inc.:
		Senior Notes:
430,000	BBB	7.500% due 4/15/12	461,909
30,000	BBB	6.250% due 4/15/13	31,134
		Senior Unsecured Notes:
40,000	BBB	5.650% due 4/1/16	39,541
150,000	BBB	6.250% due 8/1/17	153,180
30,000	BBB	5.500% due 6/15/18	28,849
120,000	BBB	6.750% due 8/1/37	122,381

		Total Oil, Gas & Consumable Fuels	15,570,460

Paper & Forest Products - 0.1%
1,000	B+	Georgia-Pacific Corp., Notes, 8.125% due 5/15/11	1,030
385,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	398,154

		Total Paper & Forest Products	399,184

Pharmaceuticals - 0.1%
650,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	655,946

Face
Amount	Rating‡	Security	Value

Real Estate Investment Trusts (REITs) - 1.1%
675,000	BBB-	Brandywine Operating Partnership LP, Company Guaranteed Notes, 4.500% due 11/1/09	654,628
625,000	BBB	BRE Properties Inc., Senior Unsecured Notes, 7.450% due 1/15/11	643,585
1,100,000	BBB	Developers Diversified Realty Corp., Notes, 5.250% due 4/15/11	1,053,941
700,000	BBB+	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	672,113
1,100,000	BBB-	Equity One Inc., Company Guaranteed Notes, 3.875% due 4/15/09	1,077,115
		Forest City Enterprises Inc.:
10,000	BB-	Notes, 7.625% due 6/1/15	9,375
19,000	BB-	Senior Notes, 6.500% due 2/1/17	17,053
		Health Care Property Investors Inc., Senior Notes:
820,000	BBB	5.950% due 9/15/11	796,029
700,000	BBB	6.450% due 6/25/12	682,293
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	8,994
30,000	BB	Host Marriott LP, Company Guaranteed Notes, 6.750% due 6/1/16	29,250
300,000	BBB	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11 (c)	272,044
1,700,000	BBB-	Nationwide Health Properties Inc., Notes, 7.920% due 3/18/09	1,736,890
330,000	CCC+	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a) (d)	181,500
		Rouse Co.:
980,000	BB-	3.625% due 3/15/09	940,312
325,000	BB-	5.375% due 11/26/13	272,168
800,000	BBB	UDR Inc., 5.000% due 1/15/12	759,343
		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
10,000	BBB-	8.750% due 5/1/09	10,300
30,000	BBB-	6.750% due 6/1/10	30,300
30,000	BBB-	9.000% due 5/1/12	31,950
20,000	BBB-	6.750% due 4/1/17	19,900

		Total Real Estate Investment Trusts (REITs)	9,899,083

Road & Rail - 0.0%
10,000	BB-	Kansas City Southern Railway, Notes, 8.000% due 6/1/15	10,000
20,000	BBB+	Norfolk Southern Corp., Senior Notes, 6.750% due 2/15/11	20,841
140,000	BBB	Union Pacific Corp., Notes, 5.375% due 5/1/14	137,031

		Total Road & Rail	167,872

Specialty Retail - 0.0%
60,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	58,200

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	29,250

Thrifts & Mortgage Finance - 0.2%
		Countrywide Financial Corp., Company Guaranteed Notes:
250,000	BBB+	2.874% due 6/18/08 (a)	248,299
400,000	BBB+	2.849% due 12/19/08 (a)	367,361
1,375,000	BBB+	2.819% due 3/24/09 (a)	1,274,085

		Total Thrifts & Mortgage Finance	1,889,745

Tobacco - 0.0%
85,000	BBB	Reynolds American Inc., Company Guaranteed Notes, 7.250% due 6/1/12	88,377

Face
Amount	Rating‡	Security	Value

Utilities - 0.2%
1,700,000		Illinois Power Co., 6.250% due 4/1/18 (f)	1,654,656

Wireless Telecommunication Services - 0.1%
		Nextel Communications Inc., Company Guaranteed Notes:
700,000	BBB-	6.875% due 10/31/13	567,405
15,000	BBB-	5.950% due 3/15/14	11,601
60,000	BBB-	7.375% due 8/1/15	48,332
10,000	BBB-	Rogers Wireless Inc., Secured Notes, 6.375% due 3/1/14	10,105
225,000	A-	Vodafone Group PLC, 6.150% due 2/27/37	212,226
165,000	BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	171,394

		Total Wireless Telecommunication Services	1,021,063

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $224,881,163)	219,508,467

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS - 1.1%

California - 0.2%
		State of California, GO:
700,000	A+	5.000% due 6/1/37 (c)	699,993
1,100,000	A+	5.000% due 11/1/37 (c)	1,099,945
200,000	A+	5.000% due 12/1/37 (c)	199,998

		Total California	1,999,936

Georgia - 0.0%
200,000	AA+	Metropolitan Atlanta Rapid Transit Authority, 5.000% due 7/1/28	216,532

Illinois - 0.0%
170,000	AAA	Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 10.499% due 1/1/14 (a) (c)	155,475
210,000	AA	Illinois State, GO, 5.100% due 6/1/33	195,290

		Total Illinois	350,765

Massachusetts - 0.3%
		Massachusetts State, GO:
490,000	AA	XCLA-ICR Insured, 5.250% due 1/1/17	530,254
305,000	AA	MBIA-IBC Insured, Series E, 5.375% due 1/1/17	332,337
430,000	AA	Series E, 5.250% due 1/1/18	466,275
495,000	AA	Series B, 5.500% due 3/1/18	535,367
280,000	AA	Series E, 5.000% due 8/1/22	304,044
215,000	AA+	Massachusetts State, Refunding, Series A, FGIC-Insured, 5.375% due 6/1/19	232,643

		Total Massachusetts	2,400,920

New York - 0.0%
130,000	AA+	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 10.498% due 12/15/13 (a) (c) (f) (g)	130,768

Face
Amount	Rating‡	Security	Value

Ohio - 0.1%
1,000,000	BBB	Buckeye Ohio Tobacco Settlement, 5.750% due 6/1/34 (c)	873,300

South Carolina - 0.0%
305,000	AA-	Greenville County, South Carolina School District, Purchase Refunding, 5.500% due 12/1/28	339,895

Texas - 0.3%
485,000	Aa2	Galveston County, Texas, CTFS, GO, Series C, AMBAC Insured, 5.000% due 2/1/28 (e)	525,759
676,000	AAA	Harris County Texas, GO, Refunding Flood Control District Contract, 5.250% due 10/1/20	743,323
460,000	A-	North Texas Tollway Authority, Dallas North Tollway System Revenue, Series A, 5.000% due 1/1/30	501,892
400,000	AAA	University of Texas, University Revenue, Financing Systems, Series D, 5.000% due 8/15/24	436,872

		Total Texas	2,207,846

Virginia - 0.2%
1,531,909	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,527,834

		TOTAL MUNICIPAL BONDS
		(Cost — $10,110,923)	10,047,796

Face
Amount	Rating‡	Security	Value

SENIOR LOANS - 0.2%
1,000,000	AAA	CCFCI Term I, 8.696% due 8/26/09	1,006,250
1,287,000	AAA	MGM Studios Term B1, 8.410% due 4/8/12 (c) (e) (f) (g)	1,044,079

		Total	2,050,329

		TOTAL SENIOR LOANS
		(Cost — $2,293,250)	2,050,329

Face
Amount	Rating‡	Security	Value

SOVEREIGN BONDS - 1.4% +

Brazil - 0.2%
2,500,000 BRL	BB+	Federative Republic of Brazil, 12.500% due 1/5/22	1,635,803

France - 0.3%
1,800,000 EUR	AAA	Government of France, 5.750% due 10/25/32	3,118,314

Germany - 0.4%
1,800,000 EUR	AAA	Bundesrepublik Deutschland, 6.250% due 1/4/30	3,310,498

Hong Kong - 0.1%
1,000,000	AA	Hong Kong Government International Bond, 5.125% due 8/1/14 (c) (f)	1,012,937

Face
Amount	Rating‡	Security	Value

Mexico - 0.2%
45,000	BBB+	Mexico Government International Bond, 7.500% due 4/8/33	53,325
		United Mexican States:
1,208,000	BBB+	6.750% due 9/27/34	1,323,606
70,000	BBB+	Medium-Term Notes, 5.625% due 1/15/17	72,100
275,000	BBB+	Series A, 6.375% due 1/16/13	295,212

		Total Mexico	1,744,243

Russia - 0.1%
1,014,550	BAA2	Russian Federation, 7.500% due 3/31/30	1,156,841

South Korea - 0.1%
1,050,000	A	Export-Import Bank of Korea, Notes, 2.920% due 10/4/11 (a) (c) (f)	1,053,852

		TOTAL SOVEREIGN BONDS
		(Cost — $12,589,148)	13,032,488

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.9%

U.S. GOVERNMENT OBLIGATIONS - 10.2%
	U.S. Treasury Bonds:
200,000	8.875% due 8/15/17	271,766
4,525,000	8.125% due 8/15/19 (c)	6,022,141
1,400,000	8.500% due 2/15/20 (c)	1,920,845
670,000	8.750% due 8/15/20 (c)	939,152
8,090,000	6.125% due 11/15/27	9,522,189
370,000	4.750% due 2/15/37 (c)	372,948
23,185,000	4.375% due 2/15/38	21,978,661
	U.S. Treasury Notes:
280,000	4.625% due 7/31/09	287,372
1,290,000	4.500% due 11/15/10	1,343,415
50,000	4.625% due 10/31/11	52,438
130,000	4.500% due 3/31/12	135,992
380,000	4.625% due 7/31/12	400,069
2,069,000	4.250% due 9/30/12	2,149,499
14,016,000	3.625% due 12/31/12	14,189,013
6,174,000	2.500% due 3/31/13	5,929,452
11,774,000	4.250% due 11/15/14 (c)	12,215,537
7,942,000	5.125% due 5/15/16 (c)	8,593,498
3,300,000	3.500% due 2/15/18	3,154,338
2,470,000	5.000% due 5/15/37 (c)	2,588,676
2,000,000	U.S. Treasury Strip Principal (STRIPS), Zero coupon bond to yield, 5.424% due 11/15/24	900,390

	Total U.S. GOVERNMENT OBLIGATIONS	92,967,391

Face
Amount		Security	Value

U.S GOVERNMENT AGENCIES - 0.7%
240,000	NR	Federal Agricultural Mortgage Corp.(FAMC), 4.250% due 7/29/08	239,960
400,000	AAA	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	415,201
580,000	AAA	Federal Home Loan Bank (FHLB), 5.125% due 6/13/08	579,930
		Federal Home Loan Mortgage Corp. (FHLMC):
850,000	AAA	6.750% due 3/15/31	1,020,391
470,000	AAA	5.625% due 11/23/35	467,091
		Federal National Mortgage Association (FNMA):
670,000	AA-	5.250% due 8/1/12	682,621
2,075,000	AA-	5.125% due 1/2/14	2,080,621
1,170,000	AAA	5.550% due 2/16/17	1,204,043

		Total U.S GOVERNMENT AGENCIES	6,689,858

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost — $99,366,859)	99,657,249

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.6%
		U.S. Treasury Bonds, Inflation Indexed:
200,000		4.500% due 3/31/09	203,906
2,118,317		2.375% due 1/15/25 (c)	2,204,043
989,764		2.000% due 1/15/26 (c)	973,603
4,669,440		2.375% due 1/15/27 (c) (l)	4,858,408
		U.S. Treasury Notes, Inflation Indexed:
1,828,826		2.375% due 4/15/11 (c)	1,923,698
11,328		2.000% due 7/15/14	11,877
142,711		1.875% due 7/15/15	148,063
311,991		2.000% due 1/15/16	325,909
1,289,930		2.500% due 7/15/16 (c)	1,397,761
1,689,626		2.625% due 7/15/17	1,852,255
509,620		1.750% due 1/15/28	480,317

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
		(Cost — $14,237,884)	14,379,840

Shares	Security	Value

CONVERTIBLE PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%

Automobiles - 0.0%
3,000	General Motors Corp., 6.250% due 3/6/32	49,530

TELECOMMUNICATION SERVICES - 0.0%

Diversified Telecommunication Services - 0.0%
35	McLeodUSA Inc., 2.500% due 4/18/12 (i)*	0

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost — $74,125)	49,530

Shares	Security	Value

PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%

Diversified Financial Services - 0.0%
100	Home Ownership Funding CP II, 1.000% (f) (g)	18,044

	TOTAL PREFERRED STOCK
	(Cost — $63,255)	18,044

Contracts		Security	Value

PURCHASED OPTIONS - 0.4%

Germany - 0.0%
44	EUR	Eurodollar Futures, Put @ $104.00, expires 8/22/08	685

United Kingdom - 0.3%
47,200,000	GBP	Swaption, 6 Month LIBOR, Call @ $7.00, expires 3/18/09	1,901,371
256,600,000	EUR	Swaption, 6 Month LIBOR, Call @ $4.18, expires 4/20/09	732,393

		Total United Kingdom	2,633,764

United States - 0.1%
1,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.38, expires 5/21/10	37,566
1,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.38, expires 5/21/10	196,704
355	EUR	Eurodollar Futures, Call @ $118.00, expires 8/22/08	2,762
19,000,000		Fannie Mae TBA, Put @ $86.38, expires 6/5/08 (b)	0
18,000,000		Fannie Mae TBA, Put @ $92.19, expires 6/5/08 (b)	0
12,000,000		Fannie Mae TBA, Put @ $80.16, expires 6/12/08 (b)	0
10,000,000		Fannie Mae TBA, Put @ $86.50, expires 7/7/08 (b)	10
17,000,000		Fannie Mae TBA, Put @ $88.00, expires 7/7/08 (b)	32
18,000,000		Ginnie Mae TBA, Put @ $78.00, expires 6/12/08 (b)	0
22,000,000		Ginnie Mae TBA, Put @ $85.00, expires 6/12/08 (b)	0
27,000,000		Swaption, 3 Month LIBOR, Call @ $3.70, expires 12/15/08	172,833
46,500,000		Swaption, 3 Month LIBOR, Call @ $3.15, expires 2/2/09	141,970
21,600,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 2/2/09	106,423
27,100,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/6/09	272,912
9,900,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY118.00, expires 9/16/08	5,851
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Put @ JPY104.65, expires 3/31/10	132,842
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY104.65, expires 3/31/10	69,450
370		U.S. Treasury Bonds Futures, Call @ $150.00, expires 8/22/08	5,781
64		U.S. Treasury Notes 10 Year Futures, Put @ $88.00, expires 8/22/08	1,000
649		U.S. Treasury Notes 10 Year Futures, Put @ $90.00, expires 8/22/08	10,141
146		U.S. Treasury Notes 10 Year Futures, Call @ $138.00, expires 8/22/08	2,281
1,508		U.S. Treasury Notes 2 Year Futures, Call @ $110.50, expires 8/22/08	23,564
506		U.S. Treasury Notes 5 Year Futures, Call @ $124.00, expires 8/22/08	3,953
67		U.S. Treasury Notes 5 Year Futures, Call @ $125.00, expires 8/22/08	523

		Total United States	1,186,598

		TOTAL PURCHASED OPTIONS
		(Cost — $7,210,700)	3,821,047

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $1,081,021,651)	1,063,848,013

Face
Amount		Security	Value

SHORT-TERM INVESTMENTS (m) - 4.4%
MONEY MARKET FUND - 0.0%

$14,662		BBH Securities Lending Trust (n)	14,662

		(Cost — $14,662)
REPURCHASE AGREEMENT - 0.1%
1,000,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 05/30/2008, 2.150% due 6/2/08, Proceeds at maturity - $1,000,119; (Fully collateralized by U.S. Treasury Notes, Inflation Indexed, 4.63% due 04/15/10) Market Value - ($1,025,227) (l)	1,000,000

TIME DEPOSITS - 4.1%
		Bank of America — London:
14,396,720		1.610% due 6/2/08	14,396,720
190,808	GBP	4.237% due 6/2/08	377,056
		BBH — Grand Cayman:
240,688	JPY	0.010% due 6/2/08	2,280
108,721	CAD	2.100% due 6/2/08	109,399
97,739	AUD	5.950% due 6/2/08	93,180
1,130,692	EUR	JP Morgan Chase & Co. — London, 3.291% due 6/2/08	1,757,265
20,983,371		Wells Fargo — Grand Cayman, 1.610% due 6/2/08	20,983,371

		TOTAL TIME DEPOSITS	37,719,271

		(Cost — $37,719,271)
U.S GOVERNMENT AGENCIES - 0.2%
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes,
15,000		2.090% due 6/23/08 (l)	14,981
266,000		2.060% due 7/21/08 (l)	265,239
		Federal National Mortgage Association (FNMA), Discount Notes:
2,000		2.030% due 6/25/08 (l)	1,997
1,007,000		1.820% due 12/15/08 (l)	996,773

		TOTAL U.S GOVERNMENT AGENCIES	1,278,990

		(Cost — $1,278,990)

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $40,012,923)	40,012,923

		TOTAL INVESTMENTS - 120.3%
		(Cost — $1,121,034,574#)	1,103,860,936
		Liabilities in Excess of Other Assets — (20.3%)	(186,452,776)

		TOTAL NET ASSETS - 100.0%	$917,408,160

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(d)	All or a portion of this security is on loan (See Note 1).

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Illiquid security.

(h)	Interest only security.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Rating by Fitch Ratings Service. All ratings are unaudited.

(k)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(l)	Rate shown represents yield-to-maturity.

(m)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 4.4%.

(n)	Represents investment of collateral received from securities lending transactions.

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
FGIC — Financial Guaranty Insurance Company
FSA — Financial Security Assurance
GO — General Obligation
LIBOR — London Interbank Offered Rate
MASTR — Mortgage Asset Securitization Transactions Inc.
MBIA-IBC — Municipal Bond Investors Assurance Corporation — Insured Bond Certificates
STRIPS — Separate Trading of Registered Interest and Principals
XCLA-ICR — XL Capital Assurance Inc. — Immediate Credit Recovery
See pages 117 and 118 for definition of ratings.

Core Fixed Income Investments
Summary of Investments by Security Type* (unaudited)

Mortgage-Backed Securities	44.8%
Corporate Bonds & Notes	19.9
Collateralized Mortgage Obligations	17.8
U.S. Government & Agency Obligations	9.0
U.S. Treasury Inflation Protected Securities	1.3
Sovereign Bonds	1.2
Asset-Backed Securities	0.9
Municipal Bonds	0.9
Purchased Options	0.4
Senior Loans	0.2
Convertible Preferred Stock	0.0	**
Preferred Stocks	0.0	**
Short-Term Investments	3.6

	100.0%

*	As a percentage of total investments.

**	Position represents less than 0.1%.
See Notes to Financial Statements.

Core Fixed Income Investments
Schedule of Written Options

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
14,500,000	GBP	Swaption, 6 Month LIBOR, Put	3/18/09	$7.00	$2,352,267
82,800,000	EUR	Swaption, 6 Month LIBOR, Put	4/20/09	4.44	1,070,555

		Total United Kingdom			3,422,822

United States
4		Eurodollar Futures, Put	9/15/08	97.25	1,525
11,800,000		Swaption, 3 Month LIBOR, Put	6/18/08	3.26	65,400
6,900,000		Swaption, 3 Month LIBOR, Call	12/15/08	4.30	97,364
2,200,000		Swaption, 3 Month LIBOR, Call	12/15/08	4.30	31,044
7,100,000		Swaption, 3 Month LIBOR, Call	2/2/09	4.60	156,156
15,500,000		Swaption, 3 Month LIBOR, Call	2/2/09	4.25	216,831
9,000,000		Swaption, 3 Month LIBOR, Put	7/6/09	4.90	278,521
4,900,000		U.S. Dollar vs. Japanese Yen, Put	9/16/08	0.00	49,255
50		U.S. Treasury Notes 10 Year, Call	8/22/08	117.00	17,969
50		U.S. Treasury Notes 10 Year, Put	8/22/08	111.00	55,469

		Total United States			969,534

		TOTAL WRITTEN OPTIONS
		(Premiums received — $6,123,806)			$4,392,356

Core Fixed Income Investments
Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp., Gold (FHLMC)
800,000	5.000% due 6/01/23 (a)	794,875
	Federal National Mortgage Association (FNMA)
2,800,000	5.000% due 6/01/23 (a)	2,784,687
36,100,000	5.500% due 6/01/23-6/01/38 (a)	35,892,492
14,100,000	6.000% due 6/01/38 (a)	13,718,799
15,400,000	6.500% due 6/01/38 (a)	15,878,848
	Government National Mortgage Association (GNMA)
18,000,000	5.500% due 6/01/38 (a)	18,002,808
5,000,000	6.000% due 6/01/38 (a)	5,089,845
	Government National Mortgage Association II (GNMA)
3,100,000	6.000% due 7/01/38 (a)	3,146,742
	U.S. Treasury Bonds
1,700,000	5.375% due 2/15/31 (b)	1,854,197
	U.S. Treasury Notes
1,800,000	6.000% due 8/15/09 (b)	1,877,063
18,800,000	4.625% due 2/15/17 (b)	19,644,534
41,600,000	4.250% due 11/15/14-11/15/17 (a)	42,360,249
8,100,000	3.875% due 5/15/18	7,989,265

	TOTAL OPEN SHORT SALES
	(Proceeds — $169,668,021)	$169,034,404

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

Schedules of Investments
(unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES - 93.2%
Aerospace & Defense - 1.0%
$135,000	B	DRS Technologies Inc., Company Guaranteed Notes, 7.625% due 2/1/18	146,137
355,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	338,137
870,000	CCC	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	846,075

		Total Aerospace & Defense	1,330,349

Airlines - 1.0%
350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	292,250
665,000	B-	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15 (a)	681,625
176,683	B	Delta Air Lines Inc., Pass Thru Certificates, 8.954% due 8/10/14	150,622
188,106	BB+	United Airlines Inc., Pass-Through Certificates, Senior Secured Notes, 7.032% due 10/1/10	186,284

		Total Airlines	1,310,781

Auto Components - 1.6%
		Allison Transmission, Company Guaranteed Notes:
170,000	B-	11.000% due 11/1/15	161,075
140,000	B-	11.250% due 11/1/15 (b)	128,100
480,000	CCC+	Exide Technologies, 10.500% due 3/15/13	468,000
345,000	CCC	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	220,800
245,000	B	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	248,062
876,000	B-	Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10	824,535

		Total Auto Components	2,050,572

Automobiles - 1.2%
90,000	CCC+	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31	62,775
		General Motors Corp.:
115,000	B-	Notes, 7.200% due 1/15/11	96,887
645,000	B-	Senior Unsecured Notes, 7.700% due 4/15/16	462,787
1,300,000	B-	Senior Unsubordinated Notes, 8.375% due 7/15/33 (c)	897,000

		Total Automobiles	1,519,449

Beverages - 0.2%
325,000	CCC+	Cott Beverages USA Inc., Company Guaranteed Notes, 8.000% due 12/15/11	275,437

Building Products - 1.2%
		Associated Materials Inc.:
245,000	CCC	Company Guaranteed Notes, 9.750% due 4/15/12	245,000
610,000	CCC	Senior Discount Notes, step bond to yield, 11.250% due 3/1/14 (c)	419,375
450,000	CCC+	Dayton Superior Corp., Company Guaranteed Notes, 13.000% due 6/15/09 (c)	348,750
250,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	176,250
650,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield, 10.750% due 3/1/14 (c)	325,812

		Total Building Products	1,515,187

Face
Amount	Rating‡	Security	Value

Chemicals - 0.7%
15,000	B	Arco Chemical Co., Debentures, 10.250% due 11/1/10 (d)	15,487
780,000	CCC	Georgia Gulf Corp., Company Guaranteed Notes, 10.750% due 10/15/16 (c)	510,900
80,000	B	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	86,000
480,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27	314,400
27,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	23,355

		Total Chemicals	950,142

Commercial Services & Supplies - 4.6%
460,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14 (a)	358,800
465,000	B-	Aramark Corp., Company Guaranteed Notes, 8.500% due 2/1/15	478,369
475,000	B-	Cardtronics Inc., Company Guaranteed Notes, 9.250% due 8/15/13	456,000
450,000	B	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	392,625
767,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	782,340
260,000	B-	GeoEye Inc., Company Guaranteed Notes, 14.149% due 7/1/12	274,300
65,000	B1	Inergy LP/Inergy Finance Corp., Company Guaranteed Notes, 8.250% due 3/1/16	66,462
		Interface Inc.:
350,000	B-	Company Guaranteed Notes, 9.500% due 2/1/14	367,500
280,000	B+	Senior Notes, 10.375% due 2/1/10	295,400
440,000	B+	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 11.500% due 5/1/13	459,800
480,000	B-	Mobile Services Group Inc. / Mobile Storage Group Inc., Company Guaranteed Notes, 9.750% due 8/1/14	468,000
1,025,000	CCC+	Neff Corp, Company Guaranteed Notes, 10.000% due 6/1/15 (c)	492,000
70,000	B	Realogy Corp., Company Guaranteed Notes, 11.000% due 4/15/14 (b)	45,850
450,000	B-	Rental Service Corp., Company Guaranteed Notes, 9.500% due 12/1/14	396,000
		RH Donnelley Corp.:
340,000	B	Senior Discount Notes, step bond to yield, 6.875% due 1/15/13	229,500
		Senior Notes:
100,000	B	8.875% due 1/15/16	69,000
80,000	B	8.875% due 10/15/17	54,600
		US Investigations Services Inc., Company Guaranteed Notes:
20,000	CCC+	10.500% due 11/1/15	18,200
180,000	CCC+	11.750% due 5/1/16	153,900

		Total Commercial Services & Supplies	5,858,646

Communication Equipment - 0.4%
555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/1/12	532,800

Computers & Peripherals - 0.9%
335,000	CCC+	Activant Solutions Inc., Company Guaranteed Notes, 9.500% due 5/1/16	257,112
		Sungard Data Systems Inc., Company Guaranteed Notes:
340,000	B+	9.125% due 8/15/13	351,900
540,000	B-	10.250% due 8/15/15	564,300

		Total Computers & Peripherals	1,173,312

Consumer Finance - 5.3%
		Ford Motor Credit Co., LLC:
1,680,000	B	Notes, 7.000% due 10/1/13	1,414,291
		Senior Notes:
775,000	B	5.800% due 1/12/09	760,493
295,000	B	9.875% due 8/10/11	279,320
1,260,000	B	Senior Unsecured Notes, 12.000% due 5/15/15	1,260,350

Face
Amount	Rating‡	Security	Value

		Unsecured Notes:
160,000	B	8.625% due 11/1/10	152,165
62,500	B	5.460% due 1/13/12	52,854
		GMAC LLC:
860,000	B+	Bonds, 8.000% due 11/1/31	660,299
		Notes:
240,000	B+	6.875% due 8/28/12	193,484
270,000	B+	6.750% due 12/1/14	209,295
1,550,000	B	Senior Unsecured Notes, 6.000% due 12/15/11	1,248,291
685,000	B+	Unsecured Notes, 6.000% due 4/1/11	567,597

		Total Consumer Finance	6,798,439

Containers & Packaging - 0.9%
40,000	CCC+	Berry Plastics Holding Corp., Company Guaranteed Notes, 10.250% due 3/1/16	32,200
295,000	B-	Constar International Inc., Company Guaranteed Notes, 6.051% due 2/15/12	256,650
		Graham Packaging Co. Inc., Company Guaranteed Notes:
310,000	CCC+	8.500% due 10/15/12	302,250
153,000	CCC+	9.875% due 10/15/14	143,055
145,000	BB-	Greif Inc., Senior Unsecured Notes, 6.750% due 2/1/17	145,000
137,767	NR	Newpage Holding Corp., Senior Notes, 9.986% due 11/1/13 (b) (e)	135,528
70,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15	66,150
255,000	CC	Portola Packaging Inc., Company Guaranteed Notes, 8.250% due 2/1/12	128,775

		Total Containers & Packaging	1,209,608

Diversified Consumer Services - 1.8%
405,000	CCC+	Allied Security Escrow Corp., Notes, 11.375% due 7/15/11	346,275
310,000	CCC+	Education Management LLC / Education Management Corp., Company Guaranteed Notes, 10.250% due 6/1/16	296,825
885,000	B	Hertz Corp., Company Guaranteed Notes, 10.500% due 1/1/16	887,212
250,000	CCC+	Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15 (a)	191,250
455,000	B-	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14	343,525
290,000	B-	TeamHealth Inc., 11.250% due 12/1/13	303,050

		Total Diversified Consumer Services	2,368,137

Diversified Financial Services - 7.7%
880,000	CCC+	AAC Group Holding Corp., step bond to yield, 10.250% due 10/1/12	858,000
260,000	B-	Advanta Capital Trust I, Company Guaranteed Notes, 8.990% due 12/17/26 (d)	167,050
870,000	B+	AmeriCredit Corp.,Company Guaranteed Notes, 8.500% due 7/1/15	705,787
630,000	B-	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15	453,600
595,000	BBB-	Capmark Financial Group Inc., Company Guaranteed Notes, 5.875% due 5/10/12	479,631
105,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13	89,775
		CDX North America High Yield:
80,000	B3	8.750% due 12/29/12 (f)	77,500
2,000,000	B3	Secured Notes, 8.875% due 6/29/13	1,920,000
		CIT Group Inc., Senior Unsecured Notes:
115,000	A-	4.250% due 2/1/10	100,358
500,000	A-	5.800% due 7/28/11	423,668
240,000	BBB+	Countrywide Financial Corp., Company Guaranteed Notes, LIBOR minus 3.500%, due 4/15/37 (e)	225,600
110,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11	113,705
		Galaxy Entertainment Finance Co., Ltd.:
510,000	B+	Company Guaranteed Notes, 9.875% due 12/15/12 (a)	517,650

Face
Amount	Rating‡	Security	Value

155,000	B+	Senior Notes, 9.829% due 12/15/10 (a) (e)	153,450
570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	570,000
		Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.:
200,000	B-	Senior Subordinated Notes, 9.750% due 4/1/17	206,000
370,000	B-	Senior Unsecured Notes, 8.875% due 4/1/15 (b)	379,250
290,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	298,337
		LVB Acquisition Merger Sub Inc., Company Guaranteed Notes:
295,000	B-	10.000% due 10/15/17 (a)	317,862
80,000	B-	10.375% due 10/15/17 (b)	85,600
105,000	B-	11.625% due 10/15/17	111,825
400,000	B-	Nuveen Investments Inc., Senior Unsecured Notes, 5.500% due 9/15/15	286,000
		Residential Capital LLC, Company Guaranteed Notes:
165,000	D	5.978% due 11/21/08	152,625
135,000	CCC+	6.546% due 4/17/09	97,875
10,000	D	5.758% due 5/22/09	8,200
80,000	B	8.375% due 6/30/10	43,200
280,000	B	8.000% due 2/22/11	141,400
180,000	B	8.875% due 6/30/15	90,900
270,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	262,575
105,000	B	Snoqualmie Entertainment Authority, 6.936% due 2/1/14	81,900
130,000	CCC+	Vanguard Health Holding Co. I LLC, Company Guaranteed Notes, 11.250% due 10/1/15	113,750
370,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	382,025

		Total Diversified Financial Services	9,915,098

Diversified Telecommunication Services - 6.8%
		Cincinnati Bell Telephone Co.:
535,000	B-	Company Guaranteed Notes, 8.375% due 1/15/14	535,000
35,000	BB	Senior Debentures, 6.300% due 12/1/28	29,050
		Citizens Communications Co.:
50,000	BB+	Debentures Notes, 7.050% due 10/1/46	35,750
		Senior Unsecured Notes:
520,000	BB+	6.625% due 3/15/15	487,500
160,000	BB+	7.875% due 1/15/27	144,800
495,000	B-	GC Impsat Holdings I PLC, Senior Unsecured Notes, 9.875% due 2/15/17 (a)	454,162
475,000	B-	Global Crossing UK Finance PLC, 10.750% due 12/15/14	478,562
140,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	36,050
		Level 3 Financing Inc., Company Guaranteed Notes:
270,000	CCC+	12.250% due 3/15/13	282,150
970,000	CCC+	9.250% due 11/1/14	906,950
365,000	CCC+	8.750% due 2/15/17	323,937
400,000	B	Nordic Telephone Co. Holdings ApS, Secured Notes, 8.875% due 5/1/16	396,000
		Primus Telecommunications GP:
215,000	NR	Notes, 3.750% due 9/15/10 (c)	94,331
895,000	Caa3	Senior Notes, 8.000% due 1/15/14 (f)	349,050
		Qwest Communications International Inc.:
		Company Guaranteed Notes:

Face
Amount	Rating‡	Security	Value

9,000	B+	6.176% due 2/15/09	8,955
685,000	B+	7.500% due 2/15/14	674,725
180,000	BBB-	Senior Notes, 7.625% due 6/15/15	180,000
850,000	B+	Senior Notes, Class B, 7.500% due 2/15/14	837,250
475,000	NR	SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	362,781
230,000	BB	Sprint Capital Corp., Company Guaranteed Notes, 7.625% due 1/30/11	222,656
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	448,725
385,000	CCC+	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	400,400
555,000	B-	Virgin Media Fianance PLC, Company Guaranteed Notes, 8.750% due 4/15/14	548,062
460,000	B	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15	494,500

		Total Diversified Telecommunication Services	8,731,346

Electric Utilities - 5.1%
		AES Corp.:
77,000	BB+	Secured Notes, 8.750% due 5/15/13	80,369
		Senior Unsecured Notes:
340,000	B	7.750% due 3/1/14	341,700
290,000	B	7.750% due 10/15/15	290,725
290,000	B	8.000% due 10/15/17	292,537
735,000	B+	Aquila Inc., Senior Unsecured Notes, 14.875% due 7/1/12 (e)	878,325
		Edison Mission Energy:
160,000	BB-	Senior Notes, 7.750% due 6/15/16	164,800
		Senior Unsecured Notes:
140,000	BB-	7.200% due 5/15/19	137,200
260,000	BB-	7.625% due 5/15/27	246,350
118,147	BB	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	113,528
1,650,000	CCC+	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/1/17 (b)	1,699,500
79,737	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (d)	80,289
12,520	BB+	Midwest Generation LLC, Pass-Through Certificate, Series B, 8.560% due 1/2/16	13,287
		Mirant Mid Atlantic LLC, Pass Thru Certificates:
53,672	BB	9.125% due 6/30/17	59,508
492,022	BB	10.060% due 12/30/28	571,386
545,000	B-	Reliant Energy Inc., Senior Notes, 7.625% due 6/15/14	549,087
		Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes:
520,000	CCC	10.250% due 11/1/15 (a)	533,650
530,000	CCC	10.500% due 11/1/16 (b)	537,950

		Total Electric Utilities	6,590,191

Electrical Equipment - 0.5%
390,000	B	Coleman Cable Inc., Company Guaranteed Notes, 9.875% due 10/1/12	360,750
280,000	B+	Superior Essex Communications LLC/Essex Group Inc., Senior Notes, 9.000% due 4/15/12	283,500

		Total Electrical Equipment	644,250

Electronic Equipment & Instruments - 0.4%
355,000	BB-	Belden Inc., Senior Subordinated Notes, 7.000% due 3/15/17	347,900
140,000	B+	Sanmina-SCI Corp., Company Guaranteed Notes, 5.550% due 6/15/14 (a)	131,600

		Total Electronic Equipment & Instruments	479,500

Energy Equipment & Services - 2.2%
130,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	161,670

Face
Amount	Rating‡	Security	Value

535,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	509,587
65,000	B+	Gulfmark Offshore Inc., Company Guaranteed Notes, 7.750% due 7/15/14	66,625
275,000	B	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.875% due 11/1/14	268,812
420,000	B+	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	442,050
45,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	46,012
500,000	B	Roseton/Danskammer, Pass Thru Certificates, 7.670% due 11/8/16	502,500
530,000	B-	Seitel Inc., Company Guaranteed Notes, 9.750% due 2/15/14	482,300
268,000	BBB-	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	298,150

		Total Energy Equipment & Services	2,777,706

Food & Staples Retailing - 0.2%
35,000	BBB-	Delhaize America Inc., Debentures, 9.000% due 4/15/31	42,121
325,000	B-	Pantry Inc. (The), Company Guaranteed Notes, 7.750% due 2/15/14	251,875

		Total Food & Staples Retailing	293,996

Food Products - 1.1%
335,000	B-	Dole Foods Co. Inc., 7.250% due 6/15/10	312,387
680,000	CC	Merisant Co., Company Guaranteed Notes, 9.500% due 7/15/13	496,400
770,000	CC	Merisant Worldwide Inc., Senior Subordinated Notes, 12.250% due 5/15/14	215,600
420,000	B	Pilgrim’s Pride Corp., Company Guaranteed Notes, 8.375% due 5/1/17 (c)	368,550

		Total Food Products	1,392,937

Health Care Equipment & Supplies - 1.5%
		Advanced Medical Optics Inc.:
595,000	B-	Company Guaranteed Notes, 7.500% due 5/1/17	559,300
245,000	B-	Senior Subordinated Notes, 3.250% due 8/1/26	190,794
470,000	B-	Bausch & Lomb Inc., Senior Unsecured Notes, 9.875% due 11/1/15 (a)	493,500
		Boston Scientific Corp., Senior Unsecured Notes:
405,000	BB+	6.400% due 6/15/16	387,787
200,000	BB+	5.125% due 1/12/17	175,000
140,000	B-	Invacare Corp., Company Guaranteed Notes, 9.750% due 2/15/15	140,700

		Total Health Care Equipment & Supplies	1,947,081

Health Care Providers & Services - 5.1%
515,000	B-	Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	533,669
175,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	147,875
		DaVita Inc.:
315,000	B+	Company Guaranteed Notes, 6.625% due 3/15/13	307,912
150,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	147,375
		HCA Inc.:
		Notes:
120,000	B-	9.000% due 12/15/14	114,846
190,000	B-	7.690% due 6/15/25	155,419
		Secured Notes:
1,195,000	BB-	9.250% due 11/15/16	1,265,206
860,000	BB-	9.625% due 11/15/16 (b)	909,450
530,000	B+	Omnicare Inc., Debentures, 3.250% due 12/15/35	388,888
705,000	CCC+	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	630,975
300,000	CCC+	Sun Healthcare Group Inc., Company Guaranteed Notes, 9.125% due 4/15/15	304,500
		Tenet Healthcare Corp.:

Face
Amount	Rating‡	Security	Value

		Senior Notes:
200,000	B	6.375% due 12/1/11	190,500
519,000	B	9.875% due 7/1/14	521,595
100,000	CCC+	Senior Unsecured Notes, 6.500% due 6/1/12	93,500
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/1/17	379,225
		Universal Hospital Services Inc.:
		Secured Notes:
40,000	B+	8.288% due 6/1/15 (e)	38,100
35,000	B+	8.500% due 6/1/15 (b)	35,525
459,290	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 7.949% due 3/15/12 (b) (e)	376,618

		Total Health Care Providers & Services	6,541,178

Hotels, Restaurants & Leisure - 6.1%
		Boyd Gaming Corp., Senior Subordinated Notes:
675,000	BB	6.750% due 4/15/14	567,844
30,000	BB	7.125% due 2/1/16	23,625
140,000	NR	Buffets Inc., Company Guaranteed Notes, 12.500% due 11/1/14 (g)	3,500
310,000	B-	Caesars Entertainment Inc., Company Guaranteed Notes, 8.125% due 5/15/11	265,050
80,000	B-	Dennys Holdings Inc., Company Guaranteed Notes, 10.000% due 10/1/12	78,800
60,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Secured Notes, 12.000% due 10/15/15	47,850
65,000	CCC	El Pollo Loco, Company Guaranteed Notes, 11.750% due 11/15/13	62,725
65,000	CCC+	Fontainebleau Las Vegas Holdings LLC, 10.250% due 6/15/15	47,613
280,000	B-	Gaylord Entertainment Co., Company Guaranteed Notes, 8.000% due 11/15/13	271,600
200,000	BB	Host Hotels & Resorts Inc., Senior Notes, 2.625% due 4/15/27 (a)	173,250
395,000	B	Indianapolis Downs LLC & Capital Corp., Secured Notes, 11.000% due 11/1/12 (a)	369,325
480,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	420,000
910,000	B	Isle of Capri Casino Inc., Senior Subordinated Notes, 7.000% due 3/1/14	698,425
395,000	BB	Las Vegas Sands Corp., Company Guaranteed Notes, 6.375% due 2/15/15	357,475
525,000	B+	Mandalay Resort Group, Senior Subordinated Notes, 7.625% due 7/15/13	472,500
		MGM Mirage, Company Guaranteed Notes:
135,000	B+	8.375% due 2/1/11	134,494
50,000	BB	7.500% due 6/1/16	44,688
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
200,000	B	8.000% due 4/1/12	187,000
245,000	B	7.125% due 8/15/14 (c)	214,988
315,000	B	MTR Gaming Group Inc., Company Guaranteed Notes, 9.750% due 4/1/10	318,938
465,000	B+	OED Corp., Company Guaranteed Notes, 8.750% due 4/15/12	425,475
370,000	CCC+	OSI Restaurant Partners Inc., Senior Notes, 10.000% due 6/15/15 (a)	264,550
		Pinnacle Entertainment Inc., Senior Subordinated Notes:
485,000	B-	8.250% due 3/15/12	491,063
215,000	B+	7.500% due 6/15/15 (a)	178,450
250,000	CCC	Sbarro Inc., Senior Unsecured Notes, 10.375% due 2/1/15 (c)	218,750
320,000	B	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.375% due 6/15/15 (a)	280,800
		Station Casinos Inc.:
15,000	B-	Senior Subordinated Notes, 6.625% due 3/15/18	8,850
285,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	238,688

Face
Amount	Rating‡	Security	Value

260,000	B	Travelport LLC, Company Guaranteed Notes, 9.875% due 9/1/14	251,550
760,000	B	Trump Entertainment Resorts Inc., Senior Secured Notes, 8.500% due 6/1/15	518,700
30,000	B+	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14	29,775
220,000	BBB-	Wynn Las Vegas Capital Corp., 1St Mortgage Notes, 6.625% due 12/1/14	213,400

		Total Hotels, Restaurants & Leisure	7,879,741

Household Durables - 1.4%
20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	20,050
230,000	B	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	219,650
715,000	B-	Jarden Corp., Company Guaranteed Notes, 7.500% due 5/1/17	641,713
330,000	B+	Libbey Glass Inc., Senior Secured Notes, 11.913% due 6/1/11	343,200
		Norcraft Cos. LP:
415,000	B-	Senior Discount Notes, step bond to yield, 9.250% due 9/1/12	388,025
200,000	B-	Senior Subordinated Notes, 9.000% due 11/1/11	204,000

		Total Household Durables	1,816,638

Independent Power Producers & Energy Traders - 1.3%
200,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	202,500
1,350,000	B	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/1/16	1,319,625
130,000	B	Orion Power Holdings Inc., 12.000% due 5/1/10	143,325

		Total Independent Power Producers & Energy Traders	1,665,450

Insurance - 0.5%
		HUB International Holdings Inc.:
550,000	CCC+	Senior Notes, 9.000% due 12/15/14 (a)	481,250
275,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15 (a)	204,875

		Total Insurance	686,125

Internet Software & Services - 0.3%
405,000	NR	Terremark Worldwide Inc., Senior Notes, 6.625% due 6/15/13	343,967

IT Services - 0.1%
175,000	CCC+	Ceridian Corp., Senior Unsecured Notes, 12.250% due 11/15/15 (b)	163,625

Leisure Equipment & Products - 0.2%
340,000	CCC-	Six Flags Inc., Senior Notes, 9.750% due 4/15/13	224,400

Machinery - 0.5%
100,000	B+	Terex Corp., Company Guaranteed Notes, 7.375% due 1/15/14	101,500
550,000	CCC-	Thermadyne Holdings Corp., Company Guaranteed Notes, 10.500% due 2/1/14	539,000

		Total Machinery	640,500

Marine - 0.1%
180,000	B	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	144,900

Media - 6.3%
		Affinion Group Inc.:
140,000	B-	Company Guaranteed Notes, 11.500% due 10/15/15	142,975
250,000	B-	Senior Notes, 10.125% due 10/15/13	256,875
460,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, step bond to yield, 9.505% due 8/15/14 (e)	372,600
629	CCC+	CanWest Media Inc., Senior Notes, 8.000% due 9/15/12 (d)	580
2,247,000	CCC	CCH I Holdings LLC, Senior Secured Notes, 11.000% due 10/1/15 (c)	1,921,185
118,000	CCC	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 10.250% due 10/1/13 (h)	110,035
805,000	CCC	CCO Holdings LLC/ Capital Corp., 8.750% due 11/15/13	768,775
		Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield:
240,000	CCC	11.750% due 5/15/11	166,800
100,000	CCC	12.125% due 1/15/12	69,500

Face
Amount	Rating‡	Security	Value

390,000	B-	Charter Communications Operating LLC / Charter Communications Operating Capital, 10.875% due 9/15/14	419,250
355,000	CCC+	Cinemark Inc., Discount Notes, step bond to yield, 9.750% due 3/15/14	339,025
195,000	CCC	CMP Susquehanna Corp., Company Guaranteed Notes, 9.875% due 5/15/14	138,450
510,000	BB	CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	512,550
240,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	249,000
150,000	BB-	Echostar DBS Corp., Senior Unsecured Notes, 7.750% due 5/31/15	150,000
1,515,000	BB-	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	1,090,800
425,000	B-	Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13	408,000
275,000	NR	Sinclair Broadcast Group Inc., 6.000% due 9/15/12	246,125
220,000	CCC	Sirius Satellite Radio Inc., Senior Unsecured Notes, 9.625% due 8/1/13	189,750
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	58,500
		TL Acquisitions Inc.:
270,000	CCC+	Senior Notes, 10.500% due 1/15/15	245,700
110,000	CCC+	Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15	84,150
215,000	D	Vertis Inc., 9.750% due 4/1/09	207,475

		Total Media	8,148,100

Metals & Mining - 2.4%
325,000	BB-	AK Steel Corp., Company Guaranteed Notes, 7.750% due 6/15/12	332,313
430,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	462,977
90,000	CCC	Metals USA Holdings Corp., Senior Unsecured Notes, 8.698% due 7/1/12 (b)	84,375
295,000	CCC+	Metals USA Inc., Company Guaranteed Notes, 11.125% due 12/1/15	309,750
925,000	CCC+	Noranda Aluminium Acquisition Corp., Senior Unsecured Notes, 8.738% due 5/15/15 (a) (b) (e)	816,313
170,000	CCC+	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (b) (e)	149,600
525,000	B+	Ryerson Inc., Secured Notes, 12.000% due 11/1/15	511,875
155,000	BB+	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	156,938
90,000	B-	Tube City IMS Corp., Company Guaranteed Notes, 9.750% due 2/1/15	86,400
235,000	NR	WCI Steel Acquisition Inc., Senior Notes, 8.000% due 5/1/16	192,113

		Total Metals & Mining	3,102,654

Multiline Retail - 1.5%
500,000	CCC+	Bon-Ton Stores Inc., Company Guaranteed Notes, 10.250% due 3/15/14 (c)	362,500
420,000	B-	Carrols Corp., Company Guaranteed Notes, 9.000% due 1/15/13	388,500
370,000	CCC+	Dollar General Corp., Company Guaranteed Notes, 11.875% due 7/15/17 (b) (c)	342,250
70,000	BBB-	Macys Retail Holdings Inc., Company Guaranteed Notes, 10.625% due 11/1/10	75,329
		Michaels Stores Inc., Company Guaranteed Notes:
125,000	CCC	10.000% due 11/1/14 (c)	116,250
100,000	CCC	11.375% due 11/1/16 (c)	86,500
		Neiman Marcus Group Inc.:
525,000	B	Company Guaranteed Notes, 10.375% due 10/15/15 (c)	545,344
30,000	BB+	Debentures Notes, 7.125% due 6/1/28	26,850

		Total Multiline Retail	1,943,523

Oil, Gas & Consumable Fuels - 10.1%
		Allis-Chalmers Energy Inc., Company Guaranteed Notes:
320,000	B	9.000% due 1/15/14	314,400
235,000	B	8.500% due 3/1/17	221,488
735,000	B	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	753,375
220,000	CCC+	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/1/14	210,100
355,000	NR	Callon Petroleum Co., Senior Notes, 9.750% due 12/8/10	355,888

Face
Amount	Rating‡	Security	Value

		Chesapeake Energy Corp.:
185,000	BB	2.500% due 5/15/37	275,188
245,000	BB	Company Guaranteed Notes, 6.250% due 1/15/18	230,913
510,000	BB	Senior Notes, 6.500% due 8/15/17	483,225
500,000	BB	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	508,750
235,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	239,113
335,000	B	Comstock Resources Inc., Company Guaranteed Notes, 6.875% due 3/1/12	330,813
75,000	B+	Copano Energy LLC, Senior Notes, 8.125% due 3/1/16 (d)	77,438
250,000	B-	Dune Energy Inc., 10.500% due 6/1/12	227,500
		El Paso Corp.:
500,000	BB-	Medium-Term Notes, 8.050% due 10/15/30	518,407
350,000	BB-	Senior Unsecured Notes, 7.800% due 8/1/31	354,052
540,000	CCC	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 10.000% due 6/15/13	502,200
190,000	BB	Enterprise Products Operating LP, 8.375% due 8/1/66 (e)	191,110
410,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	404,363
335,000	B	Forbes Energy Services, Senior Secured Notes, 11.000% due 2/15/15 (a)	341,700
220,000	B+	Helix Energy Solutions Group Inc., Senior Unsecured Notes, 9.500% due 1/15/16 (a)	229,900
755,000	B-	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	758,775
165,000	B	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/1/14 (a)	171,188
		Mariner Energy Inc., Senior Notes:
90,000	B	7.500% due 4/15/13	87,525
280,000	B	8.000% due 5/15/17	272,300
360,000	B-	North American Energy Partners Inc., 8.750% due 12/1/11	365,400
815,000	CCC+	Parallel Petroleum Corp., Senior Unsecured Notes, 10.250% due 8/1/14	819,075
		PetroHawk Energy Corp.:
135,000	B	Company Guaranteed Notes, 9.125% due 7/15/13	141,075
60,000	B	Senior Notes, 7.875% due 6/1/15	60,225
710,000	B-	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	741,950
560,000	B-	SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18	569,800
470,000	B1	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (f)	460,600
150,000	BB+	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18	152,296
140,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	141,400
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/1/17	143,800
445,000	B	United Refining Co., Company Guaranteed Notes, 10.500% due 8/15/12	427,200
230,000	B-	VeraSun Energy Corp., Company Guaranteed Notes, 9.375% due 6/1/17	161,000
80,000	B-	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14	77,800
440,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	438,900
160,000	BB+	Williams Cos. Inc., Debentures, 7.500% due 1/15/31	168,000

		Total Oil, Gas & Consumable Fuels	12,928,232

Paper & Forest Products - 1.6%
250,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	240,000
		Domtar Corp., Company Guaranteed Notes:
295,000	B+	7.125% due 8/15/15	283,200
185,000	B+	9.500% due 8/1/16	192,631
545,000	B	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	513,663
		NewPage Corp.:
30,000	B-	Notes, 10.000% due 5/1/12	32,100

Face
Amount	Rating‡	Security	Value

535,000	B-	Senior Secured Notes, 9.123% due 5/1/12 (e)	561,750
280,000	CCC+	Verso Paper Holdings LLC and Verson Paper Inc., Company Guaranteed Notes, 11.375% due 8/1/16	284,900

		Total Paper & Forest Products	2,108,244

Pharmaceuticals - 0.3%
375,000	B-	Angiotech Pharmaceuticals Inc., Company Guaranteed Notes, 6.826% due 12/1/13	326,250
585,000	D	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (g)	7,313

		Total Pharmaceuticals	333,563

Real Estate Investment Trusts (REITs) - 0.8%
135,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, 9.500% due 10/1/15	78,975
580,000	BB+	CBG Florida REIT Corp., 7.114% due 5/29/49 (a) (e)	194,532
		Forest City Enterprises Inc.:
90,000	BB-	Notes, 7.625% due 6/1/15	84,375
270,000	BB-	Senior Notes, 6.500% due 2/1/17	242,325
		Realogy Corp.:
210,000	CCC+	Senior Notes, 10.500% due 4/15/14	158,550
240,000	CCC+	Senior Subordinated Notes, 12.375% due 4/15/15	132,000
		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
7,000	BBB-	8.750% due 5/1/09	7,210
183,000	BBB-	9.000% due 5/1/12	194,895

		Total Real Estate Investment Trusts (REITs)	1,092,862

Road & Rail - 1.0%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14	47,000
630,000	B2	Kansas City Southern de Mexico SA de CV, Senior Note, 9.375% due 5/1/12 (f)	661,500
		Kansas City Southern Railway:
300,000	B	Company Guaranteed Notes, 7.500% due 6/15/09	306,000
255,000	BB-	Notes, 8.000% due 6/1/15	255,000

		Total Road & Rail	1,269,500

Semiconductors & Semiconductor Equipment - 0.6%
490,000	NR	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	345,450
500,000	BB-	Spansion Inc., Notes, 6.201% due 6/1/13 (a)	367,500

		Total Semiconductors & Semiconductor Equipment	712,950

Software - 0.5%
520,000	B-	First Data Corp., Company Guaranteed Notes, 9.875% due 9/24/15	471,250
240,000	B-	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	209,100

		Total Software	680,350

Specialty Retail - 1.3%
150,000	BB-	Ace Hardware Corp., Notes, 9.125% due 6/1/16	144,750
225,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (c)	188,438
450,000	CCC+	Claire’s Stores Inc., Company Guaranteed Notes, 9.625% due 6/1/15	264,938
320,000	B-	Payless Shoesource Inc., Company Guaranteed Notes, 8.250% due 8/1/13	288,000
400,000	CCC+	Rite Aid Corp., Senior Unsecured Notes, 8.625% due 3/1/15	314,000
440,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	426,800

		Total Specialty Retail	1,626,926

Textiles, Apparel & Luxury Goods - 0.5%
195,000	CCC+	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 11.125% due 4/15/14 (c)	166,725
84,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	81,900

Face
Amount	Rating‡	Security	Value

390,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	371,475

		Total Textiles, Apparel & Luxury Goods	620,100

Tobacco - 0.2%
		Alliance One International Inc., Company Guaranteed Notes:
180,000	B	8.500% due 5/15/12	171,900
40,000	B	11.000% due 5/15/12	41,400

		Total Tobacco	213,300

Trading Companies & Distributors - 0.9%
245,000	B	Ashtead Capital Inc., Senior Secured Notes, 9.000% due 8/15/16	219,275
710,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	621,250
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	252,525

		Total Trading Companies & Distributors	1,093,050

Transportation Infrastructure - 0.2%
		Saint Acquisition Corp., Secured Notes:
480,000	B-	10.426% due 5/15/15 (e)	163,200
115,000	B-	12.500% due 5/15/17	41,400

		Total Transportation Infrastructure	204,600

Wireless Equipment - 0.2%
250,000	BB+	American Tower Corp., Senior Notes, 7.000% due 10/15/17	250,625

Wireless Telecommunication Services - 2.9%
160,000	B-	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (b)	130,400
690,000	CCC+	Centennial Communication Corp., Senior Notes, 10.000% due 1/1/13 (c)	693,450
325,000	CCC	Cricket Communications Inc., Company Guaranteed Notes, 9.375% due 11/1/14	315,250
325,000	B	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	281,125
160,000	B-	iPCS Inc., Senior Unsecured Notes, 4.998% due 5/1/13 (e)	138,400
45,000	CCC	MetroPCS Wireless Inc., Senior Unsecured Notes, 9.250% due 11/1/14	43,481
500,000	B+	Millicom International Cellular SA, Senior Notes, 10.000% due 12/1/13	533,750
470,000	NR	NII Holdings Inc., Senior Unsecured Notes, 3.125% due 6/15/12	408,313
270,000	CCC+	PAETEC Holding Corp., Company Guaranteed Notes, 9.500% due 7/15/15	255,150
		Rural Cellular Corp.:
70,000	CCC	Senior Notes, 9.875% due 2/1/10	72,100
90,000	CCC	Senior Subordinated Notes, 6.076% due 6/1/13 (e)	91,350
305,000	CCC	Suncom Wireless Inc., 8.500% due 6/1/13	317,969
435,000	BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	451,856

		Total Wireless Telecommunication Services	3,732,594

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $124,296,921)	119,832,661

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
248,766	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26 (e)	111,945
24,713	NR	Ocwen Residential MBS Corp., Series 1998-R1, Class B4, 7.000% due 10/25/40 (i)	741

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $184,041)	112,686

Shares

PREFERRED STOCKS - 1.5%
COMMERCIAL PAPER - 0.1%
Diversified Financial Services - 0.1%
90	Lehman Brothers Holdings Inc., 7.250%	97,650

Shares

FINANCIALS - 0.6%
Commercial Banks - 0.3%
350	Bank of America Corp., 7.250%	355,950

Diversified Financial Services - 0.1%
4,700	Federal National Mortgage Association (FNMA), 8.250%	114,445

Real Estate Investment Trusts (REITs) - 0.2%
12,700	FelCor Lodging Trust Inc., 8.000%	258,953

	TOTAL FINANCIALS	729,348

INFORMATION TECHNOLOGY - 0.5%
Networking Products - 0.5%
910	Lucent Technologies Capital Trust I, 7.750%	728,000

TELECOMMUNICATION SERVICES - 0.3%
Wireless Equipment - 0.3%
5,900	Crown Castle International Corp., 6.250% (b)	358,425

	TOTAL PREFERRED STOCKS
	(Cost — $2,061,090)	1,913,423

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $126,542,052)	121,858,770

Face
Amount

SHORT-TERM INVESTMENTS (j) - 10.1%
MONEY MARKET FUND - 6.3%

8,152,831	BBH Securities Lending Trust (k)	8,152,831

	(Cost — $8,152,831)
TIME DEPOSITS - 3.8%
$4,909,065	Wells Fargo — Grand Cayman, 1.610% due 6/2/08 (Cost — $4,909,065)	4,909,065

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $13,061,896)	13,061,896

	TOTAL INVESTMENTS - 104.9%
	(Cost — $139,603,948#)	134,920,666
	Liabilities in Excess of Other Assets — (4.9%)	(6,314,101)

	TOTAL NET ASSETS - 100.0%	$128,606,565

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(c)	All or a portion of this security is on loan (See Note 1).

(d)	Illiquid security.

(e)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2008.

(f)	Rating by Moody’s Investors Service. All ratings are unaudited.

(g)	Security is currently in default.

(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 3.8%.

(k)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 117 and 118 for definition of ratings.

Schedules of Investments
(unaudited)
International Fixed Income Investments

Face
Amount	†	Security	Value

SOVEREIGN BONDS - 41.9%

Canada - 1.6%
$3,800,000	CAD	Canada Housing Trust, 4.550% due 12/15/12 (a)	$3,945,294
300,000	CAD	Province of Ontario Canada, 6.200% due 6/2/31 (a)	361,666

		Total Canada	4,306,960

France - 8.0%
		Government of France:
1,000,000	EUR	3.000% due 7/12/08 (a)	1,555,025
6,500,000	EUR	6.500% due 4/25/11 (a)	10,687,323
1,800,000	EUR	4.000% due 10/25/14 (a)	2,734,547
1,900,000	EUR	5.500% due 4/25/29 (a)	3,183,464
100,000	EUR	4.750% due 4/25/35 (a)	151,758
1,800,000	EUR	Series A, 4.000% due 4/25/14 (a)	2,741,722

		Total France	21,053,839

Germany - 7.5%
		Bundesrepublik Deutschland:
2,200,000	EUR	4.250% due 7/4/14 (a)	3,406,139
3,700,000	EUR	5.625% due 1/4/28 (a)	6,322,229
5,000,000	EUR	6.250% due 1/4/24-1/4/30 (a)	9,121,395
600,000	EUR	4.750% due 7/4/34 (a)	919,827

		Total Germany	19,769,590

Greece - 2.3%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14 (a)	5,918,698

Ireland - 0.5%
800,000	EUR	Irish Government Treasury, Senior Unsubordinated Notes, 4.400% due 6/18/19 (a)	1,204,380

Italy - 0.6%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09 (a)	1,634,139

Japan - 11.7%
		Japan Government:
1,240,000,000	JPY	1.100% due 9/20/12 (a)	11,678,277
300,000,000	JPY	0.900% due 12/20/12 (a)	2,793,649
80,000,000	JPY	2.400% due 3/20/34 (a)	747,023
470,000,000	JPY	2.300% due 6/20/35 (a)	4,285,604
1,170,000,000	JPY	2.500% due 9/20/35-9/20/37 (a)	11,114,408

		Total Japan	30,618,961

Face
Amount	†	Security	Value

Netherlands - 2.7%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08 (a)	6,691,773
200,000	EUR	3.750% due 7/15/14 (a)	300,468

		Total Netherlands	6,992,241

Poland - 1.1%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09 (a)	2,877,333

Portugal - 2.4%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08 (a)	6,239,581

Spain - 3.3%
5,600,000	EUR	Spanish Government, 3.600% due 1/31/09 (a)	8,669,039

United Kingdom - 0.2%
		United Kingdom Treasury Gilt:
30,000	GBP	4.750% due 9/7/15 (a)	58,745
300,000	GBP	4.500% due 12/7/42 (a)	588,264

		Total United Kingdom	647,009

		TOTAL SOVEREIGN BONDS
		(Cost — $99,827,339)	109,931,770

ASSET-BACKED SECURITIES - 0.5%

Credit Card - 0.3%
800,000		BA Credit Card Trust, Series 2008-A5, Class A5, 4.015% due 12/16/13 (b)	808,204

Student Loan - 0.2%
600,000		Nelnet Student Loan Trust, Series 2008-4, Class A1, 3.150% due 4/27/15 (b)	597,468

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $1,400,000)	1,405,672

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
306,817		Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34 (a)	295,866
		Bear Stearns Adjustable Rate Mortgage Trust:
38,568		Series 2003-7, Class 6A, 4.643% due 10/25/33 (a)(b)	36,906
130,191		Series 2004-2, Class 22A, 4.409% due 5/25/34 (a)(b)	122,219
48,391		Series 2004-2, Class 23A, 4.629% due 5/25/34 (a)(b)	46,780
633,830		Series 2005-2, Class A1, 4.125% due 3/25/35 (a)(b)	606,796
274,059		Series 2005-2, Class A2, 4.125% due 3/25/35 (a)(b)	262,557
404,377		Series 2005-5, Class A1, 4.550% due 8/25/35 (a)(b)	379,916
399,155		Series 2005-5, Class A2, 4.550% due 8/25/35 (a)(b)	391,248
		Bear Stearns Alt-A Trust:
53,961		Series 2005-7, Class 22A1, 5.713% due 9/1/35 (a)(b)	45,427
288,405		Series 2005-9, Class 24A1, 5.557% due 11/25/35 (b)	242,927
649,455		Series 2006-6, Class 32A1, 5.809% due 11/25/36 (a)(b)	495,630
266,123		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.672% due 1/26/36 (a)(b)	220,481
600,000		Chase Issuance Trust, Series 2006-A3, Class A3, 2.504% due 7/15/11 (b)	597,658
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 2.944% due 2/5/19 (a)(b)	865,221
		Countrywide Alternative Loan Trust:
537,933		Series 2006-OA1, Class 2A1, 2.689% due 3/20/46 (a)(b)	421,708
178,931		Series 2007-11T1, Class A12, 2.743% due 5/25/37 (b)	123,581

Face
Amount	†	Security	Value

		Countrywide Asset-Backed Certificates:
327,263		Series 2005-15, Class A, 2.503% due 10/25/46 (a)(b)	319,565
269,016		Series 2006-17, Class 2A1, 2.443% due 3/25/47 (a)(b)	265,944
		Countrywide Home Loan Mortgage Pass Through Trust:
23,784		Series 2004-12, Class 11A1, 6.122% due 8/25/34 (a)(b)	21,089
84,226		Series 2005-11, Class 3A1, 5.821% due 4/25/35 (a)(b)	73,247
375,344		Series 2005-2, Class 1A1, 2.713% due 3/25/35 (a)(b)	308,298
48,685		Series 2005-3, Class 2A1, 2.683% due 4/25/35 (a)(b)	39,267
322,222		Series 2005-9, Class 1A3, 2.623% due 5/25/35 (a)(b)	263,694
213,009		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36 (a)(b)	188,490
110,150		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.735% due 8/25/33 (a)(b)	101,923
		CSAB Mortgage Backed Trust:
43,757		Series 2006-1, Class A1A, 2.493% due 6/25/36 (a)(b)	43,225
400,000		Series 2006-4, Class A6A, 5.684% due 12/1/36 (b)	275,080
		Federal Home Loan Mortgage Corp., (FHLMC):
307,029		REMICS, Series 2391, Class FJ, 3.014% due 4/15/28 (b)	303,860
708,537		Series 3174, Class FM, 2.754% due 5/15/36 (a)(b)	694,627
128,531		Structured Pass Through Securities Series T-35, Class A, 2.673% due 9/25/31 (a)(b)	127,004
184,123		Structured Pass Through Securities Series T-62, Class 1A1, 5.276% due 10/25/44 (a)(b)	179,638
		First Horizon Asset Securities Inc.:
12,653		Series 2003-AR2, Class 2A1, 4.749% due 7/25/33 (a)(b)	12,419
55,984		Series 2003-AR4, Class 2A1, 4.391% due 12/25/33 (a)(b)	54,837
188,816		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34 (a)	185,937
		Government National Mortgage Association (GNMA):
625,810		Series 2004-68, Class ZC, 6.000% due 8/20/34 (a)	618,509
3,951,488		Series 2007-2, Class PA, 5.500% due 6/20/35 (a)	4,033,802
44,270		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.513% due 3/25/33 (a)(b)	42,335
		Harborview Mortgage Loan Trust:
94,275		Series 2003-1, Class A, 5.247% due 5/19/33 (a)(b)	91,420
78,482		Series 2006-12, Class 2A2A, 2.688% due 1/19/38 (b)	61,690
233,596		Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 2.443% due 11/25/36 (a)(b)	228,626
37,140,000		JLOC Ltd., Series 36A, Class A1, 1.174% due 2/16/16 (a)(b)(e)	349,570
		JP Morgan Mortgage Trust:
65,090		Series 2001-A1, Class 6T1, 5.025% due 2/1/35 (a)(b)	61,925
61,935		Series 2003-A2, Class 3A1, 4.386% due 11/25/33 (a)(b)	60,474
581,538		Series 2005-A8, Class 1A1, 5.405% due 11/25/35 (b)	560,844
		Lehman XS Trust:
196,815		Series 2006-12N, Class A1A1, 2.473% due 8/25/46 (a)(b)	192,714
187,104		Series 2006-GP1, Class A1, 2.483% due 5/25/46 (a)(b)	182,724
600,000		Locat Securitisation Vehicle Srl, Series 2006-4, Class A2, 4.718% due 12/12/28 (b)	901,895
44,838		Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.673% due 10/25/34 (a)(b)	37,118
		Merrill Lynch Mortgage Investors Inc.:
43,100		Series 2003-A2, Class 1A1, 6.875% due 2/25/33 (a)(b)	42,492
287,596		Series 2005-2, Class 1A, 4.250% due 10/25/35 (a)(b)	278,239
700,000		Permanent Financing PLC, Series 4, Class 5A2, 5.954% due 6/10/42 (a)(b)	1,360,573
		Puma Finance Ltd.:
612,540		Series G5, Class A1, 2.748% due 2/21/38 (b)	584,976
218,664		Series P10, Class BA, 7.840% due 7/12/36 (b)(c)(d)	206,470
625,501		Residential Accredit Loans Inc., Series 2006-Q03, Class A1, 2.603% due 4/25/46 (a)(b)	489,137
74,784		Residential Asset Securitization Trust, Series 2005-A15, Class 5A1, 5.750% due 2/25/36	62,732

Face
Amount	†	Security	Value

596,234		Silver Arrow S.A. Series 2, Class A, 4.454% due 8/15/14 (d)	923,056
228,550		Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1, 2.443% due 10/25/36 (a)(b)	224,855
		Structured Adjustable Rate Mortgage Loan Trust:
43,645		Series 2004-1, Class 4A1, 4.180% due 2/25/34 (a)(b)	38,459
139,556		Series 2004-19, Class 2A1, 5.194% due 1/25/35 (b)	110,709
81,646		Series 2004-4, Class 3A2, 4.590% due 4/25/34 (a)(b)	77,068
		Structured Asset Mortgage Investments Inc.:
168,863		Series 2005-AR2, Class 2A1, 2.623% due 5/25/45 (a)(b)	139,650
205,224		Series 2005-AR8, Class A1A, 2.673% due 2/25/36 (a)(b)	166,418
711,106		Series 2006-AR3, Class 12A1, 2.613% due 5/25/36 (a)(b)	553,998
125,855		Series 2006-AR5, Class 1A1, 2.603% due 5/25/46 (b)	98,530
656,977		Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.513% due 9/25/46 (a)(b)	631,823
		Wachovia Bank Commercial Mortgage Trust:
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48 (a)	494,486
617,546		Series 2006-WL7A, Class A1, 2.604% due 9/15/21 (a)(b)(c)	581,759
79,623		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class A3, 4.734% due 7/25/46 (b)	56,399
27,706		WaMu Mortgage Pass Through Certificates, Series 2003-AR5, Class A7, 4.565% due 6/25/33 (a)(b)	26,953
		Washington Mutual Inc.:
10,608		Series 2001-7, Class A, 5.522% due 5/25/41 (a)(b)	9,768
4,485		Series 2002-AR9, Class 1A, 5.194% due 8/25/42 (a)(b)	4,015
180,212		Series 2005-AR13, Class A1A1, 2.683% due 10/25/45 (a)(b)	145,830
299,346		Series 2006-AR13, Class 2A, 5.060% due 10/25/46 (a)(b)(d)	244,777
414,766		Series 2006-AR3, Class A1A, 4.794% due 2/25/46 (a)(b)	319,768
182,766		Series 2006-AR4, Class 2A1A, 4.780% due 5/25/46 (a)(b)	151,830
		Wells Fargo Mortgage Backed Securities Trust:
608,390		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36 (a)(b)	583,972
179,338		Series 2006-AR8, Class 1A1, 5.609% due 4/25/36 (a)(b)	177,254
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

		(Cost — $25,925,062)	24,822,707

CORPORATE BONDS & NOTES - 39.3%

Australia - 0.4%
349,365	EUR	Crusade Global Trust, 5.000% due 11/19/37 (b)(d)	523,005
500,000		National Australia Bank, Subordinated Notes, 2.769% due 6/19/17 (a)(b)	458,259

		Total Australia	981,264

Canada - 0.7%
1,500,000	CAD	Golden Credit Card Trust, 5.106% due 4/15/11	1,523,937
200,000	CAD	HSBC Financial Corp Ltd., Company Guaranteed Notes, 3.439% due 5/3/12 (a)(b)	201,426
200,000	CAD	Province of Quebec Canada, 5.750% due 12/1/36 (a)	228,544

		Total Canada	1,953,907

Cayman Island - 1.1%
500,000	EUR	Hutchison Whampoa Finance Ltd., 5.875% due 7/8/13 (a)	769,523
1,000,000		Mizuho Finance, 8.375% due 12/31/49 (a)	1,007,913
		MUFG Capital Finance:
900,000		1 Ltd., 6.346% due 12/31/49 (a)(b)	808,202
200,000	EUR	2 Ltd., 4.850% due 12/31/49 (a)(b)	250,775

		Total Cayman Island	2,836,413

Face
Amount	†	Security	Value

Denmark - 1.2%
2,400,000	DKK	Nykredit A/S, 4.000% due 1/1/10 (a)	490,789
1,100,000	DKK	Realkredit Danmark, 4.000% due 1/1/10 (a)	225,158
11,963,620	DKK	Realkredit Danmark A/S, 5.000% due 10/1/38 (a)(b)	2,307,928

		Total Denmark	3,023,875

France - 0.6%
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.117% due 12/31/49 (a)(b)	422,227
500,000	EUR	CM-CIC Covered Bonds, 5.250% due 6/9/10	777,536
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13 (a)	496,424

		Total France	1,696,187

Germany - 4.1%
1,400,000		Deutsche Bank AG/London, Notes, 4.875% due 5/20/13	1,386,819
100,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.250% due 6/15/30 (a)	119,419
4,700,000	GBP	Kreditanstalt Fuer Wiederaufbau, 5.500% due 12/7/15	9,327,009

		Total Germany	10,833,247

Greece - 0.2%
370,000	EUR	Public Power Corp. Notes,, 4.500% due 3/12/09 (a)	573,971

Iceland - 0.1%
200,000		Landsbanki Islands HF, 3.338% due 8/25/09 (a)(b)(e)	186,388

Ireland - 0.7%
900,000	GBP	General Electric Capital UK Funding, 6.000% due 4/11/13	1,749,021

Italy - 0.4%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12 (a)	1,123,397

Japan - 1.0%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15 (a)(b)	290,456
400,000		Resona Bank Ltd., 5.850% due 12/31/49 (a)(b)(e)	344,799
		Sumitomo Mitsui:
100,000,000	JPY	1.464% due 12/31/49 (a)(d)	921,099
100,000,000	JPY	1.658% due 12/31/49 (a)	952,289

		Total Japan	2,508,643

Luxembourg - 0.5%
400,000		Covidien International Finance SA, Company Guaranteed Notes, 6.000% due 10/15/17 (e)	406,204
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 12/31/49 (a)(b)	786,983
100,000		VTB Capital SA, Senior Notes, 3.384% due 8/1/08 (a)(b)	99,618

		Total Luxembourg	1,292,805

Netherlands - 1.2%
		Rabobank Nederland NV.:
2,400,000		Notes, 3.119% due 5/19/10 (b)(e)	2,397,598
700,000		Senior Notes, 2.733% due 1/15/09 (a)(b)(e)	699,612

		Total Netherlands	3,097,210

South Korea - 0.2%
400,000	EUR	The Export — Import Bank of Korea, 5.750% due 5/22/13	609,631

Face
Amount	†	Security	Value

Spain - 2.0%
2,000,000	EUR	Banco Bilbao Vizcaya Arg, 3.750% due 11/23/11 (a)	2,987,139
600,000	EUR	Caixa Estalvis Catalunya, 5.000% due 5/19/10	932,109
1,400,000		Santander Perpetual SA Unipersonal, 6.671% due 12/31/49 (a)(b)(e)	1,371,320

		Total Spain	5,290,568

Switzerland - 1.2%
700,000		Credit Suisse/New York, Senior Unsecured Notes, 5.000% due 5/15/13	688,029
		UBS AG Stamford Branch:
900,000		5.875% due 12/20/17 (a)	896,799
1,400,000		Notes, 5.750% due 4/25/18	1,366,239
300,000		Senior Unsecured Notes, 3.704% due 5/5/10 (b)(c)	298,966

		Total Switzerland	3,250,033

United Kingdom - 3.2%
		Barclays Bank PLC:
1,400,000		Senior Unsubordinated Notes, 5.450% due 9/12/12 (a)	1,433,180
200,000		Subordinated Notes, 6.050% due 12/4/17 (a)(e)	197,224
200,000	GBP	HBOS Capital Funding LP., 9.540% due 12/31/49 (b)	421,363
		HBOS PLC.:
1,700,000	EUR	Notes, 5.625% due 5/23/13	2,618,059
200,000		Notes, 5.920% due 12/31/49 (a)(b)(e)	156,408
600,000		Subordinated Notes, 6.750% due 5/21/18 (e)	586,326
300,000	CAD	National Grid PLC, Medium-Term Note, 4.980% due 6/22/11	300,761
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14 (e)	974,210
		Royal Bank of Scotland Group PLC, Notes:
1,000,000		2.868% due 7/21/08 (a)(b)(e)	1,000,000
400,000	EUR	7.092% due 12/31/49 (b)	577,047
100,000		Tate & Lyle International Finance PLC, 5.000% due 11/15/14 (a)(e)	93,084
100,000		XL Capital Europe PLC, 6.500% due 1/15/12 (a)	98,342

		Total United Kingdom	8,456,004

United States - 20.5%
100,000		Ace INA Holdings Inc., 5.875% due 6/15/14 (a)	100,594
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12	1,017,212
1,800,000		Allstate Life Global Funding II, Senior Unsecured Notes, 3.328% due 5/21/10 (b)	1,800,871
		American Express Bank FSB, Senior Unsecured Notes:
800,000		2.453% due 4/26/10 (b)	788,954
800,000		2.740% due 6/12/12 (b)	746,462
500,000		American Express Medium-Term Note, 2.784% due 4/6/09 (a)(b)	496,557
1,000,000		American General Finance Corp, Notes, 6.900% due 12/15/17	950,194
600,000		American International Group Inc., 8.175% due 5/15/58 (b)(e)	577,152
1,000,000		Amgen Inc., Senior Notes, 6.150% due 6/1/18	996,637
		AT&T Inc.:
300,000		Notes, 6.500% due 9/1/37 (a)	295,256
1,500,000		Senior Unsecured Notes, 6.300% due 1/15/38 (a)	1,445,042
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16	299,017
		Bank of America Corp.:
900,000		Senior Unsecured Notes, 5.750% due 12/1/17 (a)	885,433
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17 (a)(b)	1,316,603
413,609		Bear Stearns Alt-A Trust, 6.250% due 8/25/36 (b)	323,012
		Bear Stearns Cos., Inc.:

Face
Amount	†	Security	Value

700,000		Notes, 6.950% due 8/10/12 (a)	731,326
2,000,000		Notes, 6.400% due 10/2/17	2,011,996
3,000,000		Senior Unsecured Notes, 7.250% due 2/1/18	3,197,025
100,000		Capital One Financial Corp., Medium-Term Note, 5.700% due 9/15/11 (a)	96,684
200,000		Centerpoint Energy Inc., 5.875% due 6/1/08 (a)	200,784
1,000,000		Cleveland Electric Illuminating Co., Senior Unsecured Notes, 5.700% due 4/1/17	951,830
200,000		CNA Financial Corp., 6.000% due 8/15/11 (a)	201,705
1,100,000		Computer Sciences Corp, Senior Unsecured Notes, 6.500% due 3/15/18 (e)	1,108,122
500,000		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/1/18	506,588
51,975		Countrywide Alternative Loan Trust, 5.250% due 6/25/35	46,790
100,000		DaimlerChrysler NA Holding Corp., Company Guaranteed Notes, 5.750% due 9/8/11 (a)	101,131
200,000		DR Horton Inc., 4.875% due 1/15/10 (a)	189,000
500,000		Duke Energy Carolinas LLC, 1St Mortgage Notes, 6.050% due 4/15/38	491,680
400,000		El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (a)(c)(e)	413,472
1,000,000		GATX Financial Corp, Senior Notes, 5.500% due 2/15/12	988,622
		General Electric Capital Corp.:
500,000		Notes, 2.840% due 3/16/09 (a)(b)	499,732
2,000,000		Senior Unsecured Notes, 5.875% due 1/14/38	1,823,088
900,000		Genworth Global Funding Trusts, 2.860% due 2/10/09 (a)(b)	894,235
		GMAC LLC:
200,000		Notes, 3.749% due 9/23/08 (a)(b)	196,401
200,000		Notes, 6.750% due 12/1/14 (a)	155,033
		Goldman Sachs Group Inc., Senior Unsecured Notes:
1,000,000	EUR	5.375% due 2/15/13 (a)	1,504,172
200,000		3.049% due 3/22/16 (a)(b)	180,646
100,000		HJ Heinz Finance Co., 6.000% due 3/15/12 (a)	103,021
1,000,000		Home Depot Inc., Senior Unsecured Notes, 5.400% due 3/1/16	942,722
300,000		HSBC Finance Corp., Medium-Term Note, 2.930% due 9/15/08 (a)(b)	298,898
300,000		IBJ Preferred Capital Co., 8.790% due 12/31/49 (a)(b)(e)	300,453
300,000		iStar Financial Inc., 5.150% due 3/1/12 (a)	263,091
600,000		JPMorgan Chase & Co., Senior Unsecured Notes, 6.400% due 5/15/38	578,733
1,500,000		JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 10/1/17 (a)	1,500,019
300,000		JPMorgan Chase Capital XX, 6.550% due 9/29/36 (a)	261,286
1,900,000		Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 5.950% due 2/15/18 (a)	1,855,426
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,900,000		2.778% due 5/25/10 (b)	1,786,464
600,000		6.875% due 5/2/18	583,306
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17	464,064
1,000,000		Macy’s Retail Holdings Inc. Company Guaranteed Notes, 5.900% due 12/1/16 (a)	887,864
400,000		Mandalay Resort Group, Senior Unsecured Notes, 6.500% due 7/31/09 (a)	401,000
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14	966,789
100,000		Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class A4, 4.139% due 7/25/34 (a)(b)	96,312
700,000		Merrill Lynch & Co., Inc., Notes, 2.699% due 3/23/10 (b)	671,624
86,053		Merrill Lynch Mortgage Investors Inc., 2.643% due 8/25/36 (b)	59,024
1,000,000		Metropolitan Life Global Funding I, Senior Secured, 2.759% due 5/17/10 (b)(e)	981,148
200,000		Mizuho JGB Investment LLC, 9.870% due 12/31/49 (a)(b)(e)	200,196
		Morgan Stanley:
900,000		Notes, 2.844% due 2/9/09 (a)(b)	893,725
800,000		Senior Unsecured Notes, 4.778% due 5/14/10 (b)	807,325

Face
Amount	†	Security	Value

800,000		Senior Unsecured Notes, 6.000% due 4/28/15	773,513
1,000,000		Nabors Industries Inc., Company Guaranteed Notes, 6.150% due 2/15/18 (e)	1,006,792
1,000,000		Norfolk Southern Corp, Senior Unsecured Notes, 5.257% due 9/17/14	977,760
607,271		Opteum Mortgage Acceptance Corp, 2.653% due 7/25/35 (b)	529,421
540,000	EUR	Pemex Project Funding Master Trust, 6.250% due 8/5/13 (a)(e)	862,272
800,000		Popular North America Inc., Medium-Term Note, Series F, 3.128% due 4/6/09 (a)(b)	780,792
600,000		Principal Life Income Funding Trusts, 5.300% due 4/24/13	598,864
1,000,000		Prologis, Secured Notes, 5.625% due 11/15/15	936,785
150,772		Residential Asset Securitization Trust, 2.793% due 1/25/46 (b)	127,847
200,000		Ryder System Inc., Medium-Term Note, 3.500% due 3/15/09 (a)	199,927
200,000		Sealed Air Corp., 6.950% due 5/15/09 (a)(e)	203,288
500,000		Simon Property Group LP, Senior Unsecured Notes, 5.250% due 12/1/16	465,097
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Notes, 6.750% due 5/15/18	963,434
500,000		US BanCorp., Notes, 2.413% due 4/28/09 (a)(b)	497,705
1,000,000		Wachovia Bank NA Senior Unsecured Notes, 2.639% due 3/23/09 (a)(b)	991,339
500,000		Wal-Mart Stores Inc., 2.700% due 6/16/08 (a)(b)	499,997

		Total United States	53,846,381

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $103,231,331)	103,308,945

MORTGAGE-BACKED SECURITIES - 21.9%

FHLMC - 4.3%
1,000,000		Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.500% due 6/1/38 (f)	993,281
		Federal Home Loan Mortgage Corp., (FHLMC):
598,438		4.500% due 2/15/20 (a)	596,023
160,937		4.000% due 6/15/22 (a)	161,215
97,038		6.500% due 1/1/37	100,186
2,299,392		5.000% due 3/1/48	2,171,218
2,303,419		5.500% due 3/1/48	2,253,032
1,500,000		Gold, 5.500% due 4/1/38	1,475,508
3,739,609		Gold, 5.000% due 8/1/35-5/1/38	3,550,402

		Total FHLMC	11,300,865

FNMA - 17.6%
		Federal National Mortgage Association (FNMA):
134,915		2.493% due 1/25/21 (a)(b)	133,595
488,491		4.205% due 11/1/34 (a)(b)	489,003
783,584		6.500% due 11/1/36-6/1/37 (a)	808,840
2,339,186		5.000% due 8/1/37	2,215,867
30,847,610		5.500% due 5/1/34-6/1/38 (f)	30,656,271
11,867,258		6.000% due 7/1/36-7/25/44 (a)	11,932,052

		Total FNMA	46,235,628

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $57,446,299)	57,536,493

MUNICIPAL BONDS - 0.4%

United States - 0.4%
200,000		Buckeye Ohio Tobacco Settlement, 5.88%, expires 6/1/47 (a)	170,882
100,000		Puerto Rico Sales Tax Financing Corp., 5.14%, expires 8/1/54 (a)(g)	6,799
900,000		State of California, GO, 5.00%, expires 11/1/37 (a)	899,955

100,000		Tobacco Settlement Financing Corp./NJ, 5.00%, expires 6/1/41 (a)	77,029

Face
Amount	†	Security	Value

		Total United States	1,154,665

		TOTAL MUNICIPAL BONDS
		(Cost — $1,179,349)	1,154,665

Contracts
PURCHASED OPTIONS - 0.6%

Germany - 0.0%
117	EUR	Eurodollar Futures, Put @ $104.00, expires 8/22/08	1,820
154	EUR	Eurodollar Futures, Call @ $108.00, expires 8/22/08	1,198

		Total Germany	3,018

United Kingdom - 0.0%
12	EUR	Eurodollar Futures, Call @ $95.63, expires 6/16/08	117
2	EUR	Eurodollar Futures, Call @ $95.75, expires 6/16/08	19

		Total United Kingdom	136

United States - 0.6%
2,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.39, expires 7/8/10	79,767
2,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.39, expires 7/8/10	335,209
20,700,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/6/09	208,460
2,300,000		Swaption, 3 Month LIBOR, Call @ $3.45, expires 8/3/09	10,242
5,200,000		Swaption, 3 Month LIBOR, Call @ $3.45, expires 8/3/09	23,156
47,800,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 8/3/09	225,052
17,900,000		Swaption, 3 Month LIBOR, Call @ $3.85, expires 8/3/09	121,685
17,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	308,196
3,700,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	64,791
8,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	150,596
10,000,000	EUR	Swaption, 6 Month EUR LIBOR, Call @ $4.00, expires 9/14/09	31,930
132		U.S. Treasury Notes 2 Year Futures, Call @ $110.50, expires 8/22/08	2,063
106		U.S. Treasury Notes 5 Year Futures, Call @ $125.00, expires 8/22/08	828

		Total United States	1,561,975

		TOTAL PURCHASED OPTIONS
		(Cost — $1,602,517)	1,565,129

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $290,611,897)	299,725,381

Face
Amount
SHORT-TERM INVESTMENTS - 13.8%

TIME DEPOSITS - 6.5%
		Bank of America — London:
1,773,004		1.610% due 6/2/08	1,773,004
630,681	DKK	3.338% due 6/2/08	13,139,314
279,691	GBP	4.237% due 6/2/08	552,697
		BBH — Grand Cayman:
15,829		1.610% due 6/2/08	15,829
200,939	CAD	2.100% due 6/2/08	202,192
43,787	SEK	3.450% due 6/2/08	7,294
42,991	AUD	5.950% due 6/2/08	40,986
30,123	NZD	7.050% due 6/2/08	23,588

Face
Amount
686,802	EUR	JP Morgan Chase & Co. — London, 3.290% due 6/2/08	1,067,393
31,601,704	JPY	Wachovia — London, 0.010% due 6/2/08	299,358

		TOTAL TIME DEPOSITS
		(Cost — $17,121,655)	17,121,655

COMMERCIAL PAPER - 7.3%
7,000,000		DNB NOR Bank ASA, Discount Notes, 2.740% due 7/11/08 (g)	6,978,845
5,200,000		General Electric Capital Corp., Discount Notes, 2.470% due 8/4/08 (g)	5,177,351
6,900,000		Societe Generale Discount Notes, 2.880% due 8/6/08 (g)	6,863,821

		TOTAL COMMERCIAL PAPER
		(Cost — $19,020,016)	19,020,017

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $36,141,671)	36,141,672

		TOTAL INVESTMENTS - 127.9%
		(Cost — $326,753,568#)	335,867,053
		Liabilities in Excess of Other Assets — (27.9%)	(73,319,118)

		TOTAL NET ASSETS - 100.0%	$262,547,935

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 117 and 118 for definitions of ratings.

Abbreviations used in this schedule:

EUR - Euro

LIBOR - London Interbank Offered Rate

International Fixed Income Investments

Summary of Investments by Security Type* (unaudited)
Sovereign Bonds	32.7%
Corporate Bonds & Notes	30.8
Mortgage-Backed Securities	17.1
Collateralized Mortgage Obligations	7.4
Purchased Options	0.5
Asset-Backed Securities	0.4
Municipal Bonds	0.3
Short-Term Investments	10.8

100.0%

*	As a percentage of total investments.

International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
1,000,000	GBP	Swaption, 6 Month LIBOR, Call	6/18/08	$4.75	$22,130

					22,130

United States
3,200,000	EUR	Swaption, 3 Month EUR-LIBOR, Put	9/14/09	4.23	34,557
6,900,000		Swaption, 3 Month LIBOR, Put	7/6/09	4.90	213,533
20,800,000		Swaption, 3 Month LIBOR, Put	8/3/09	4.30	323,909
1,000,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.15	13,310
1,700,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.40	31,792
6,000,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.55	131,585
2,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	129,315
5,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	263,090
1,200,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	53,510
100,000		U.S. Dollar vs. Brazilian Real, Put	6/10/08	1.73	66
4,100,000		U.S. Dollar vs. Brazilian Real, Put	6/12/08	1.70	6,806
1,200,000		U.S. Dollar vs. Brazilian Real, Put	6/30/08	1.69	10,260
23		U.S. Treasury Notes 10-Year — Futures, Put	6/20/08	111.50	12,578

		Total United States			1,224,311

		TOTAL WRITTEN OPTIONS
		(Premiums received — $1,399,798)			$1,246,441

International Fixed Income Investments
Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
2,500,000	5.000% due 6/01/38 (a)	2,415,235
4,000,000	5.500% due 6/01/38 (a)	3,971,876
2,200,000	6.000% due 6/01/38 (a)	2,231,968
	U.S. Treasury Notes
3,700,000	2.750% due 2/28/13	3,595,649
600,000	2.500% due 3/31/13	576,234
700,000	3.125% due 4/30/13	691,469
7,700,000	5.125% due 5/15/16	8,331,646
3,700,000	4.625% due 11/15/16	3,873,730
29,350,000	4.500% due 11/15/15-5/15/17	30,450,628
500,000	3.500% due 2/15/18	477,930
5,860,000	3.875% due 5/15/18	5,779,888

	TOTAL OPEN SHORT SALES
	(Proceeds — $63,214,074)	$62,396,253

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

Schedules of Investments
May 31, 2008 (unaudited)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS - 98.4%

Alabama - 1.1%
$1,000,000	Aaa	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22 (a)	$1,028,330

Alaska - 2.0%
1,750,000	AA	North Slope Boro Alaska, GO, Series A, MBIA-Insured, 5.000% due 6/30/16	1,887,182

Arizona - 1.1%
1,000,000	Aaa	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, AMT, 5.650% due 5/1/14 (a) (b)	1,035,660

California - 9.7%
		California State, GO:
510,000	AA+	Economic Recovery, Series C-5, STGTD-Insured, 2.130% due 7/1/23 (a) (c)	510,000
1,000,000	A+	Refunding, 5.000% due 2/1/33	1,001,730
360,000	AA+	Daily Kindergarten University, Series A-4, 0.830% due 5/1/34 (c)	360,000
1,100,000	AAA	Charter Oak, CA, GO, Unified School District Election 2000, Series B, FSA-Insured, Pre-refunded 7/1/13@100, 5.000% due 7/1/28 (d)	1,205,545

1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,169,230

1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,074,040

1,000,000	A3	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27 (a)	970,060
2,865,000	AA	University of California, University Revenue, Series L, 5.000% due 5/15/20	3,065,292

		Total California	9,355,897

Colorado - 3.7%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,146,330
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,430,862

		Total Colorado	3,577,192

District of Columbia - 1.1%
1,075,000	AAA	Metropolitan Washington, D.C., Airport Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18 (b)	1,105,562

Florida - 7.8%
1,500,000	AA+	Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/1/19	1,575,015

1,000,000	AAA	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,051,190
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,407,747
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,023,130

1,075,000	AAA	Port St. Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,068,260
		Tampa, Florida Utility Tax & Special Revenue:
195,000	AAA	Series A, AMBAC-Insured — Prerefunded 10/1/12 @ 101, 5.250% due 10/1/19 (d)	215,046
1,055,000	AAA	Series A, AMBAC-Insured, 5.250% due 10/1/19	1,125,696

		Total Florida	7,466,084

Georgia - 2.2%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,160,000

Hawaii - 0.6%
535,000	AA	Maui County, HI, GO, Series A, 5.500% due 3/1/15	565,725

Illinois - 8.5%
		Chicago, IL:
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,049,580
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,089,050
		Illinois Finance Authority Revenue:
1,095,000	A3	Refunding, DePaul University, Series A, 5.375% due 10/1/19 (a)	1,191,393

Face
Amount	Rating‡	Security	Value

2,000,000	A-	OBG Bradley University, XLCA, 5.000% due 8/1/34	1,979,700
1,800,000	A-	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,715,724

1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,118,550

		Total Illinois	8,143,997

Indiana - 2.4%
1,250,000	AAA	Ball State University, Indiana University Revenue, Student Fee, Series N, FSA-Insured, 5.000% due 7/1/22	1,327,125
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15 (e)	1,008,260

		Total Indiana	2,335,385

Iowa - 1.1%
1,000,000	A	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,049,220

Kansas - 1.2%
1,065,000	AA	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,134,076

Maryland - 1.0%
1,000,000	BBB-	Maryland Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.000% due 1/1/17	1,008,990

Massachusetts - 2.3%
1,000,000	AAA	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28 (a)	1,012,000

1,100,000	AAA	Massachusetts State Water Pollution Abatement Trust, Refunding, Pool PG, Series A, 5.250% due 8/1/19	1,238,567

		Total Massachusetts	2,250,567

Michigan - 3.8%
1,750,000		Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenues, Refunding, Bronson Hospital A RMK 4/30/08, 5.000% due 5/15/26	1,769,092
1,730,000	AA+	Michigan State, Trunk Line, Refunding, Series A, 5.250% due 11/1/14	1,917,048

		Total Michigan	3,686,140

Minnesota - 2.1%
944,178	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	957,094

1,000,000	A2	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23 (a)	1,027,960

		Total Minnesota	1,985,054

Missouri - 2.3%
2,000,000	AAA	Missouri State Highways & Transit Commission, State Road Revenue, Second Lien, 5.250% due 5/1/18	2,228,560

Nevada - 3.7%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC-Insured, 4.750% due 11/1/24	1,523,670

2,000,000	A+	Truckee Meadows, Nevada, Water Authority, Water Revenue, XLCA-Insured, 4.875% due 7/1/34	1,995,540

		Total Nevada	3,519,210

New Jersey - 11.5%
1,750,000	AA-	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series O, 5.000% due 3/1/12	1,851,290

3,000,000	AAA	New Jersey Environmental Infrastructure Trust, Refunding, Environmental Infrastructure, Series C, 5.000% due 9/1/21	3,270,390

1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,485,390
		New Jersey State:
1,000,000	AAA	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,091,890
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	3,317,190

		Total New Jersey	11,016,150

New Mexico - 1.2%
1,150,000	AAA	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, MBIA-Insured, 5.000% due 6/1/29	1,187,835

New York - 5.9%
		New York City, NY:
1,000,000	AA	Series D, 5.000% due 11/1/27	1,020,270
1,450,000	AA+	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,471,213

Face
Amount	Rating‡	Security	Value

		New York State:
1,100,000	AAA	Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,185,118
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250% due 11/15/23	1,067,020
980,000	AAA	New York, NY, GO, Series A-10, 2.600% due 8/1/16 (c)	980,000

		Total New York	5,723,621

North Carolina - 1.1%
1,000,000	AA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,044,250

Oregon - 1.1%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,043,850

Pennsylvania - 2.7%
1,370,000	Aa2	Central Bucks, PA School District, GO, FGIC Insured, 5.000% due 5/15/21 (a)	1,468,654
1,000,000	Aa3	Central York, PA, School District, GO, FGIC-Insured, Pre-refunded 6/1/12@100, 5.500% due 6/1/16 (a) (d)	1,096,540

		Total Pennsylvania	2,565,194

Tennessee - 1.0%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	954,920

Texas - 5.4%
400,000	AAA	Harris County, Texas Industrial Development Corp., Pollution Control Revenue, 0.840% due 3/1/24 (c)	400,000
1,150,000	Aaa	Judson, Texas, GO Independant School District, PSF-GTD Insured, 5.000% due 2/1/20 (a)	1,229,925
		Texas State:
460,000	AAA	Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19 (b)	471,436
1,000,000	AAA	Transportation Commission, 5.000% due 4/1/27	1,038,980
1,000,000	A+	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,035,790
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	1,046,300

		Total Texas	5,222,431

Washington - 3.8%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,556,670
2,000,000	AA+	King County, Washington School District No. 210 Federal Way, GO, FGIC-Insured, 5.000% due 12/1/23	2,082,820

		Total Washington	3,639,490

Wisconsin - 7.0%
1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc., Series A, 4.950% due 11/1/16 (b)	1,133,412
1,000,000	A1	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16 (a)	1,042,430
		Wisconsin State:
3,000,000	AA-	GO, Series D, 5.000% due 5/1/19	3,224,730
1,340,000	BBB	HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,296,959

		Total Wisconsin	6,697,531

		TOTAL MUNICIPAL BONDS
		(Cost — $95,230,697)	94,618,103

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost — $95,230,697)	94,618,103

Face
Amount
SHORT-TERM INVESTMENT
TIME DEPOSITS - 0.0%
$1,309	BBH — Grand Cayman, 1.610% due 6/2/08
	(Cost — $1,309)	1,309

	TOTAL INVESTMENTS - 98.4%
	(Cost — $95,232,006#)	94,619,412
	Other Assets in Excess of Liabilities - 1.6%	1,520,953

	TOTAL NET ASSETS - 100.0%	$96,140,365

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service. All ratings are unaudited.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2008.

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 117 and 118 for definition of ratings.
       Abbreviations used in this schedule:

AMBAC	-	Ambac Assurance Corporation
AMT	-	Alternative Minimum Tax
COP	-	Certificate of Participation
EFA	-	Educational Facilities Authority
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTDSTD	-	Guaranteed Student Loans
HEFA	-	Health & Educational Facilities Authority
MBIA	-	Municipal Bond Investors Assurance Corporation
PSF	-	Public School Fund Guaranteed
STGTD	-	State Guaranteed
XLCA	-	XL Capital Assurance Inc.
Summary of Investments by Industry* (unaudited)

Education	21.7%
General Obligation	19.7
Transportation	13.3
Health Care Providers & Services	12.4
Utilities	12.0
Water and Sewer	5.7
Housing	3.7
Public Facilities	3.6
Miscellaneous	3.6
Tax Allocation	3.1
Airport	1.2

100.0%

Schedules of Investments
(unaudited)
Money Market Investments

Face
Amount		Security	Value

SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 4.0%
$3,000,000		Bank of Scotland PLC/NY, 2.820% due 11/14/08	3,000,000
2,000,000		Manufacturers & Traders Trust Co., 2.363% due 6/26/08	1,999,855
1,250,000		Natixis New York Branch, 2.674% due 6/9/08	1,250,029

		Total Certificate of Deposit	6,249,884

COMMERCIAL PAPER - 50.8%
3,500,000		Abbott Laboratories, 2.065% due 6/13/08 (a)	3,497,797
3,500,000		American Honda Finance, 2.108% due 7/2/08 (a)	3,493,875
2,000,000		Astrazeneca PLC, 3.085% due 6/9/08 (a)	1,998,814
3,500,000		Bank of Nova Scotia, 2.364% due 6/26/08 (a)	3,494,493
3,500,000		Barclays US Funding LLC, 2.501% due 6/30/08 (a)	3,493,235
3,500,000		BASF SE, 2.255% due 6/4/08 (a)	3,499,563
3,500,000		CBA Delaware Finance Inc., 2.739% due 7/30/08 (a)	3,484,662
3,500,000		General Electric Capital Corp., 2.465% due 6/26/08 (a)	3,494,283
3,000,000		Hartford Financial Services, 2.392% due 6/5/08 (a)	2,999,413
3,500,000		Honeywell International Inc., 2.059% due 7/2/08 (a)	3,494,021
3,500,000		IBM International Group Capital, 2.096% due 6/2/08 (a)	3,500,000
4,250,000		JPMorgan Chase & Co., 1.903% due 6/6/08 (a)	4,249,103
3,500,000		Lloyds TSB Bank PLC, 2.394% due 6/11/08 (a)	3,497,909
3,500,000		Metlife Funding Inc., 2.127% due 6/10/08 (a)	3,498,351
3,500,000		Nestle Capital Corp., 2.133% due 8/15/08 (a)	3,484,748
3,500,000		Nestle Finance International Ltd., 2.160% due 7/17/08 (a)	3,490,594
3,500,000		Nordea North America Inc., 2.860% due 7/22/08 (a)	3,486,194
3,500,000		Sumitomo Corp. of America, 2.411% due 6/2/08 (a)	3,500,000
3,500,000		Swedbank Mortgage AB, 2.851% due 6/17/08 (a)	3,495,858
3,000,000		Total Capital, 2.231% due 6/30/08 (a)	2,994,820
3,500,000		UBS Finance Delaware LLC, 2.921% due 7/23/08 (a)	3,485,621
3,500,000		Unicredit Delaware Inc., 2.707% due 6/24/08 (a)	3,494,246
4,500,000		Wells Fargo & Co., 2.154% due 6/26/08 (a)	4,493,550

		Total COMMERCIAL PAPER	79,621,150

CORPORATE NOTE - 0.8%
1,250,000		Bank of America NA, 2.393% due 7/25/08	1,249,828

TIME DEPOSITS - 0.0%
839	[0]	BBH — Grand Cayman, 1.610% due 6/2/08	839

U.S GOVERNMENT AGENCIES - 44.3%
		Federal Home Loan Bank (FHLB)

Face
Amount	Security	Value

59,481,000	1.900% due 6/2/08 (a)	59,481,000
3,500,000	2.870% due 10/29/08 (a)	3,500,000
4,600,000	Federal Home Loan Mortgage Corp. (FHLMC), 2.172% due 9/17/08 (a)	4,571,152
2,000,000	Federal National Mortgage Association (FNMA), 2.799% due 6/12/08 (a)	1,998,461

	Total U.S GOVERNMENT AGENCIES	69,550,613

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $156,672,314)	156,672,314

	TOTAL INVESTMENTS - 99.9%
	(Cost — $156,672,314#)	156,672,314
	Other Assets in Excess of Liabilities - 0.1%	210,394

	TOTAL NET ASSETS - 100.0%	$156,882,708

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (“Fund(s)”) are separate, diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.
Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded and before the applicable Fund calculate its net asset value per share (“NAV”), the Trust may fair value these investments as determined by the Trust’s Valuation Committee in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Stripped Securities. Certain Funds may invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.
(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.
Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(j) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. Banks that meet credit and risk standards established by the Custodian and approved by the Funds.
(k) Lending of Portfolio Securities. The Trust has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by a Fund on securities lending are recorded as securities lending income. Loans of securities by a Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Fund is exposed to risks that the borrower may not provide additional collateral when required or return the loaned securities when due. At May 31, 2008, the aggregate market value of the loaned securities and the value of the collateral each Fund received are as follows:
Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held
Large Capitalization Growth Investments	$179,400,583	$183,590,186
Large Capitalization Value Equity Investments	239,371,303	245,080,082
Small Capitalization Growth Investments	109,099,276	111,644,849
Small Capitalization Value Equity Investments	68,703,715	70,736,713
International Equity Investments	145,752,302	152,756,313
Emerging Markets Equity Investments	34,233,569	34,963,165
Core Fixed Income Investments	14,378	14,662
High Yield Investments	7,987,154	8,152,831
(l) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(n) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(o) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(p) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
(r) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(s) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments Small Capitalization Value Equity Investments, International Equity Investments and Emerging Markets Equity Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions from net investment income for International Fixed Income Investments, if any, are declared and paid on a quarterly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(u) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(v) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Subadviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1.
2. Investments
At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:
Unrealized Appreciation/Depreciation

	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Appreciation	Depreciation	Appreciation/Depreciation
Large Capitalization Growth Investments	$2,602,457,792	$2,144,409,902	$458,047,890
Large Capitalization Value Equity Investments	2,347,273,450	2,233,064,595	114,208,855
Small Capitalization Growth Investments	573,899,825	498,266,750	75,633,075
Small Capitalization Value Equity Investments	449,281,644	412,206,450	37,075,194
International Equity Investments	1,776,422,826	1,600,251,806	176,171,020
Emerging Markets Equity Investments	805,244,878	586,804,147	218,440,731
Core Fixed Income Investments	1,104,590,384	1,121,764,022	(17,173,638)
High Yield Investments	135,047,240	139,730,522	(4,683,282)
International Fixed Income Investments	337,302,455	328,188,970	9,113,485
Municipal Bond Investments	94,619,412	95,232,006	(612,594)

At May 31, 2008, the Funds had the following open futures contracts:

	Number of	Expiration			Unrealized
Emerging Markets Investments	Contracts	Date	Basis Value	Market Value	Gain
Contracts to Buy:
Hang Seng China Index	40	6/08	$3,397,136	$3,498,261	$101,125
MSCI Taiwan Index	351	6/08	11,763,440	11,733,930	(29,510)

Net Unrealized Gain on Open Futures Contracts					$71,615

	Number of	Expiration			Unrealized
Core Fixed Income Investments	Contracts	Date	Basis Value	Market Value	Gain (Loss)
Contracts to Buy:
90 Day Sterling Futures	48	6/08	$11,213,146	$11,176,656	$(36,490)
90 Day Sterling Futures	55	9/08	12,889,907	12,797,060	(92,847)
90 Day Sterling Futures	127	12/08	29,718,187	29,540,150	(178,037)
90 Day Sterling Futures	16	9/09	3,731,934	3,726,937	(4,997)
Euro	83	3/10	19,946,976	19,881,613	(65,363)
Euro Euribor	9	6/08	3,353,810	3,330,005	(23,805)
Euro Euribor	56	12/08	20,786,564	20,696,072	(90,492)
Euro Euribor	18	3/09	6,710,770	6,657,560	(53,210)
Euro-Bund	44	6/08	8,021,340	7,661,752	(359,588)
Eurodollar	20	6/08	4,860,750	4,864,875	4,125
Eurodollar	128	9/08	30,833,337	31,091,200	257,863
Eurodollar	373	12/08	90,539,663	90,349,925	(189,738)
Eurodollar	181	3/09	43,929,588	43,745,438	(184,150)
Eurodollar	232	6/09	55,791,987	55,926,500	134,513
Eurodollar	240	9/09	57,790,475	57,720,000	(70,475)
Eurodollar	200	12/09	48,322,000	47,987,500	(334,500)
U.S. Treasury 10-Year Notes	987	9/08	111,360,963	110,944,969	(415,994)
U.S. Treasury 5-Year Notes	511	9/08	56,416,899	56,178,063	(238,836)

					(1,942,021)

Contracts to Sell:
Euro-Bobl	301	6/08	51,613,083	50,067,113	1,545,970
U.S. Treasury 2-Year Notes	1,282	6/08	272,901,019	271,383,375	1,517,644
U.S. Treasury 2-Year Notes	140	9/08	29,635,000	29,487,500	147,500
U.S. Treasury 5-Year Notes	506	6/08	55,960,438	56,055,313	(94,875)
U.S. Treasury Long Bond	89	6/08	10,426,907	10,187,719	239,188
U.S. Treasury Long Bond	109	9/08	12,735,141	12,371,500	363,641
United Kingdom Gilt	29	9/08	6,088,499	6,073,002	15,497

					3,734,565

Net Unrealized Gain on Open Futures Contracts					$1,792,544

	Number of	Expiration			Unrealized
International Fixed Income Investments	Contracts	Date	Basis Value	Market Value	Gain (Loss)
Contracts to Buy:
90 Day Sterling Futures	70	12/08	$16,336,201	$16,281,972	$(54,229)
Euro	38	3/10	9,202,650	9,102,425	(100,225)
Euro-Bobl	110	6/08	18,620,523	18,296,951	(323,572)
Euro Euribor	49	9/08	18,206,278	18,121,452	(84,826)
Euro Euribor	36	12/08	13,443,944	13,304,618	(139,326)
Euro-Bund	74	6/08	13,323,117	12,885,674	(437,443)
Eurodollar	42	12/08	10,189,125	10,173,450	(15,675)
Eurodollar	232	9/09	56,293,325	55,796,000	(497,325)
Eurodollar	143	12/09	34,396,175	34,311,063	(85,112)
Japan Government Bonds—10 Year Notes	22	6/08	28,749,716	28,042,283	(707,433)
U.S. Treasury 10-Year Notes	240	9/08	27,131,531	26,977,500	(154,031)
U.S. Treasury Long Bond	15	6/08	1,751,797	1,717,031	(34,766)
United Kingdom Gilt	10	9/08	2,100,274	2,094,139	(6,135)

					(2,640,098)

Contracts to Sell:
90 Day Sterling Futures	62	6/08	14,457,369	14,436,514	20,855
90 Day Sterling Futures	2	6/09	469,429	465,842	3,587
90 Day Sterling Futures	4	9/09	944,252	931,734	12,518
Bank Acceptance Futures	4	9/08	978,619	977,713	906
Bank Acceptance Futures	42	12/08	10,263,873	10,249,082	14,791
Euro Euribor	34	3/09	12,713,589	12,575,391	138,198
Euro Euribor	35	9/09	13,104,536	12,972,483	132,053
Eurodollar	93	6/09	22,700,938	22,418,813	282,125
Euro-Schatz	113	9/08	18,099,420	18,100,626	(1,206)
U.S. Treasury 2-Year Notes	70	6/08	14,904,750	14,818,125	86,625
U.S. Treasury 2-Year Notes	40	9/08	8,454,063	8,425,000	29,063
U.S. Treasury 5-Year Notes	100	9/08	11,076,250	10,993,750	82,500

					802,015

Net Unrealized Gain on Open Futures Contracts					$(1,838,083)

At May 31, 2008, Core Fixed Investments and International Fixed Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$7,046,131	$164,569
International Fixed Income Investments	1,484,868	117,649
During the period ended May 31, 2008, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2007	67,200,172	$773,566
Options written	207,500,723	7,448,934
Options closed	(113,000,632)	(1,971,833)
Options expired	(7,000,159)	(126,861)

Options written, outstanding at May 31, 2008	154,700,104	$6,123,806

	Number of	Premiums
International Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2007	129,399,965	$1,926,736
Options written	79,600,363	1,876,995
Options closed	(141,000,095)	(2,112,252)
Options expired	(12,000,210)	(291,681)

Options written, outstanding at May 31, 2008	56,000,023	$1,399,798

At May 31, 2008, Emerging Markets Investments, Core Fixed Income Investments, and International Fixed Income Investments had the following open forward foreign currency contracts as described below:
Emerging Markets Investments

			Settlement	Unrealized
Foreign Currency	Local Currency	Market Value	Date	Gain (Loss)
Contracts to Sell:
South African Rand	18,848,000	$2,399,773	9/18/08	$(558)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(558)

Core Fixed Income Investments

			Settlement	Unrealized
Foreign Currency	Local Currency	Market Value	Date	Gain (Loss)
Contracts to Buy:
Brazilian Real	7,292,251	$4,447,078	7/2/08	$734,245
Indian Rupee	120,170,814	2,820,256	11/12/08	(153,576)
Japanese Yen	1,024,327	9,711	6/2/08	(84)
Japanese Yen	238,077,000	2,259,550	6/23/08	(7,991)
Mexican Peso	38,208	3,678	7/10/08	132
Mexican Peso	38,208	3,613	11/19/08	12
Russian Ruble	176,857,400	7,453,804	7/10/08	448,441
Russian Ruble	13,328,210	557,940	11/19/08	20,621
Russian Ruble	113,740,215	4,694,901	5/6/09	12,018
South Korean Won	1,652,070,445	1,600,533	8/4/08	(186,854)
Swiss Franc	1,043,000	1,000,240	6/9/08	(931)
Yuan Renminbi	52,304,669	7,624,019	10/10/08	(27,354)

				838,679

Contracts to Sell:
Brazilian Real	1,017,863	596,770	12/2/08	(34,770)
Brazilian Real	6,820,721	4,159,522	7/2/08	(359,522)
Euro	2,220,000	3,450,291	6/26/08	55,746
Mexican Peso	38,208	3,678	7/10/08	(13)
Pound Sterling	4,009,000	7,918,434	6/30/08	(142,537)
Russian Ruble	176,857,400	7,453,804	7/10/08	(94,706)
South Korean Won	1,652,070,445	1,600,533	8/4/08	(25,569)
Swiss Franc	1,073,000	1,029,010	6/9/08	30,540

				(570,831)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$267,848

International Fixed Income Investments

			Settlement	Unrealized
Foreign Currency	Local Currency	Market Value	Date	Gain (Loss)
Contracts to Buy:
Brazilian Real	9,359,081	$5,707,505	7/2/08	$657,536
Brazilian Real	3,273,520	1,919,255	12/2/08	147,870
Chilean Peso	1,850,000	3,800	12/10/08	(11)
Hungarian Forint	205,521	1,319	7/10/08	88
Hungarian Forint	205,521	1,292	11/19/08	3
Indian Rupee	2,693,600	63,508	8/12/08	(4,358)
Indian Rupee	47,416,700	1,112,810	11/12/08	(60,598)
Malaysian Ringgits	612,854	189,003	8/4/08	8,884
Malaysian Ringgits	11,501,110	3,544,885	11/12/08	(127,652)
Mexican Peso	6,298,318	606,268	7/10/08	34,089
Mexican Peso	202,092	19,109	11/19/08	63
New Taiwan Dollar	12,428,584	409,586	9/4/08	(4,149)
Philippine Peso	32,809,020	746,686	8/22/08	1,562
Polish Zloty	7,061,000	3,242,309	7/10/08	33,574
Russian Ruble	29,390,715	1,238,696	7/10/08	77,697
Russian Ruble	9,078,200	380,355	11/5/08	355
Russian Ruble	18,808,820	787,368	11/19/08	29,100
Russian Ruble	29,390,715	1,213,173	5/6/09	6,954
Saudi Riyal	2,570,885	693,207	4/16/09	(2,793)
Singapore Dollar	316,819	233,118	8/28/08	8,971
Singapore Dollar	1,937,076	1,429,091	11/21/08	29,542
South Korean Won	1,249,987,570	1,210,994	8/4/08	(17,072)
Yuan Renminbi	9,708,595	1,401,862	7/2/08	59,241
Yuan Renminbi	4,629,083	677,279	11/13/08	(1,721)
Yuan Renminbi	27,905,020	4,211,620	5/6/09	(43,380)
Yuan Renminbi	4,586,000	696,678	5/17/10	(45,322)

				788,473

Contracts to Sell:
Australian Dollar	217,000	206,627	6/26/08	1,105
Brazilian Real	8,176,811	4,986,514	7/2/08	(369,514)
Brazilian Real	2,483,548	1,456,097	12/2/08	(95,272)
Canadian Dollar	2,647,000	2,662,378	6/30/08	(1,916)
Danish Krone	14,819,000	3,089,553	6/9/08	(77,132)
Euro	54,768,000	85,119,610	6/26/08	1,375,273
Hungarian Forint	205,521	1,319	7/10/08	(5)
Japanese Yen	63,573,000	603,361	6/23/08	3,343
Mexican Peso	6,298,318	606,268	7/10/08	(38,886)
New Zealand Dollar	1,652,000	1,289,352	6/26/08	1,587
Polish Zloty	7,061,000	3,242,309	7/10/08	(340,965)
Polish Zloty	7,052,322	3,153,422	5/6/09	(28,501)
Pound Sterling	10,567,000	20,871,561	6/30/08	(375,702)
Russian Ruble	29,390,715	1,238,696	7/10/08	(3,792)
Russian Ruble	15,322,915	641,994	11/5/08	(26,678)
Russian Ruble	4,333,120	181,391	11/19/08	(5,391)
South Korean Won	601,331,000	582,572	8/4/08	50,088
Yuan Renminbi	9,708,595	1,401,862	7/2/08	(58,019)

				9,623

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$798,096

At May 31, 2008, Core Fixed Income Investments held the following interest rate swap contracts:

Core Fixed Income Investments
Swap Counterparty:	Morgan Stanley	Bank of America
Effective Date:	December 15, 2008	June 18, 2008
Notional Amount:	5,700,000 AUD	14,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 7.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 15, 2009	June 18, 2023
Unrealized Depreciation/Appreciation	$(49,926)	$917,262

Swap Counterparty:	UBS Securities LLC	Bank of America
Effective Date:	September 15, 2008	June 15, 2005
Notional Amount:	56,000,000 AUD	1,500,000 USD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.00%	Fixed Rate, 6.00%
Termination Date:	September 15, 2009	June 15, 2035
Unrealized Depreciation/Appreciation	$(472,740)	$62,137

Swap Counterparty:	UBS Securities LLC	Barclays Bank PLC
Effective Date:	March 15, 2009	June 18, 2008
Notional Amount:	7,300,000 AUD	16,800,000 USD
Payments Made by Fund:	Floating Rate (6-Month AUD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.50%	Fixed Rate, 4.00%
Termination Date:	March 15, 2011	June 18, 2013
Unrealized Depreciation	$(50,910)	$(384,992)

Swap Counterparty:	Goldman Sachs & Co.	Barclays Bank PLC
Effective Date:	May 16, 2007	June 18, 2008
Notional Amount:	8,400,000 BRL	15,400,000 USD
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 10.15%	Fixed Rate, 5.00%
Termination Date:	January 2, 2012	June 18, 2018
Unrealized Depreciation	$(444,235)	$(310,459)

Swap Counterparty:	Goldman Sachs & Co.	Barclays Bank PLC
Effective Date:	May 16, 2007	June 18, 2008
Notional Amount:	28,300,000 BRL	1,200,000 USD
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 10.12%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	January 2, 2012	June 18, 2038
Unrealized Depreciation/Appreciation	$(1,167,809)	$78,526

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	June 15, 2008	June 18, 2008
Notional Amount:	12,100,000 EUR	34,300,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.50%	Fixed Rate, 4.00%
Termination Date:	June 15, 2010	June 18, 2013
Unrealized Depreciation/Appreciation	$(307,957)	$33,582

Swap Counterparty:	Deutsche Bank AG	Lehman Brothers, Inc.
Effective Date:	June 18, 2014	May 18, 2007
Notional Amount:	1,600,000 EUR	2,100,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (ATMF Straddle Premium)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 4.65%
Termination Date:	June 18, 2034	May 18, 2017
Unrealized Depreciation/Appreciation	$(24,673)	$11,728

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	December 19, 2007	May 24, 2007
Notional Amount:	4,700,000 GBP	1,200,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (ATMF Straddle Premium)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 4.52%
Termination Date:	June 18, 2008	May 24, 2017
Unrealized Appreciation	$4,306	$23,960

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	September 15, 2006	January 23, 2009
Notional Amount:	3,300,000 GBP	1,300,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (ICAP CMM FRA Fixing Rate)
Termination Date:	September 15, 2010	January 24, 2009
Unrealized Depreciation/Appreciation	$(89,109)	$146,065

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	September 17, 2008	June 18, 2008
Notional Amount:	3,900,000 GBP	13,900,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.50%	Fixed Rate, 4.00%
Termination Date:	September 17, 2011	June 18, 2013
Unrealized Depreciation	$(221,649)	$(376,297)

Swap Counterparty:	Deutsche Bank AG	Merrill Lynch & Co., Inc.
Effective Date:	June 15, 2022	June 18, 2008
Notional Amount:	2,900,000 GBP	6,600,000 USD
Payments Made by Fund:	Fixed Rate, 4.25%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Termination Date:	June 15, 2037	June 18, 2018
Unrealized Depreciation	$(30,465)	$(156,154)

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	September 17, 2008	June 18, 2008
Notional Amount:	25,700,000 GBP	5,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 4.50%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 17, 2011	June 18, 2038
Unrealized Depreciation/Appreciation	$(1,365,977)	$539,776

Swap Counterparty:	HSBC Bank USA	Morgan Stanley
Effective Date:	June 15, 2007	December 17, 2008
Notional Amount:	4,400,000 GBP	41,700,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 4.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 15, 2009	December 17, 2010
Unrealized Depreciation/Appreciation	$(28,112)	$272,945

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	September 18, 2008	December 17, 2008
Notional Amount:	5,400,000 GBP	10,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 4.00%
Termination Date:	September 18, 2009	December 17, 2013
Unrealized Depreciation	$(33,949)	$(203,609)

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	June 15, 2022	June 18, 2008
Notional Amount:	1,000,000 GBP	16,200,000 USD
Payments Made by Fund:	Fixed Rate, 4.25%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Termination Date:	June 15, 2037	June 18, 2018
Unrealized Depreciation	$(9,096)	$(86,956)

Swap Counterparty:	Royal Bank of Scotland PLC	Royal Bank of Scotland PLC
Effective Date:	September 17, 2008	December 17, 2008
Notional Amount:	8,000,000 GBP	40,800,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 4.00%
Payments Received by Fund:	Fixed Rate, 4.50%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 17, 2011	December 17, 2010
Unrealized Depreciation/Appreciation	$(518,823)	$163,014

Swap Counterparty:	Barclays Bank PLC	Royal Bank of Scotland PLC
Effective Date:	May 26, 2008	June 18, 2008
Notional Amount:	10,000,000 JPY	7,200,000 USD
Payments Made by Fund:	Fixed Rate, 2.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 4.00%
Termination Date:	December 17, 2017	June 18, 2013
Unrealized Appreciation	$346	$63,132

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	May 26, 2008	December 17, 2008
Notional Amount:	60,000,000 JPY	13,800,000 USD
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 2.00%	Fixed Rate, 4.00%
Termination Date:	December 17, 2017	December 17, 2013
Unrealized Appreciation/Depreciation	$1,729	$(26,750)

Swap Counterparty:	Royal Bank of Scotland PLC	Royal Bank of Scotland PLC
Effective Date:	May 26, 2008	May 27, 2008
Notional Amount:	60,000,000 JPY	5,900,000 USD
Payments Made by Fund:	Fixed Rate, 2.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 5.00%
Termination Date:	December 17, 2017	December 17, 2015
Unrealized Appreciation	$1,647	$28,123

Swap Counterparty:	Merrill Lynch & Co., Inc.	Royal Bank of Scotland PLC
Effective Date:	November 17, 2006	June 18, 2008
Notional Amount:	44,000,000 MXN	2,000,000 USD
Payments Made by Fund:	Floating Rate (28 Day Mexico Interbank TIIE Banxico)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 8.17%	Fixed Rate, 5.00%
Termination Date:	November 4, 2016	June 18, 2018
Unrealized Depreciation	$(115,077)	$(36,219)

Swap Counterparty:	Bank of America	Royal Bank of Scotland PLC
Effective Date:	December 17, 2008	December 17, 2008
Notional Amount:	68,000,000 USD	1,200,000 USD
Payments Made by Fund:	Fixed Rate, 4.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 17, 2010	December 17, 2018
Unrealized Appreciation	$278,490	$17,155

Swap Counterparty:	Bank of America	Royal Bank of Scotland PLC
Effective Date:	June 18, 2008	June 18, 2008
Notional Amount:	3,600,000 USD	3,300,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 4.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2013	June 18, 2023
Unrealized Depreciation/Appreciation	$(101,530)	$66,380

Swap Counterparty:	Bank of America
Effective Date:	June 20, 2007
Notional Amount:	100,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2022
Unrealized Depreciation	$(5,656)

At May 31, 2008, Core Fixed Income Investments held the following inflation index-linked swap contract:

Swap Counterparty:	UBS Securities LLC
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (French CPI Ex-Tobacco Daily Reference Index)
Payments Received by Fund:	Fixed Rate, 2.15%
Termination Date:	October 15, 2010
Unrealized Depreciation	$(2,692)

Notes to Schedules of Investments (unaudited)
At May 31, 2008, Core Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps
Core Fixed Income Investments
Swap Counterparty:	Bank of America	J.P. Morgan Chase & Co.
Effective Date:	September 15, 2007	September 21, 2006
Reference Entity:	Black & Decker Corp.	Dow Jones CDX XO7 Index
Notional Amount:	500,000 USD	1,942,858 USD
Termination Date:	December 20, 2012	December 20, 2011
Unrealized Appreciation	$8,833	$127,629

Swap Counterparty:	Bank of America	Lehman Brothers, Inc.
Effective Date:	September 15, 2007	March 21, 2007
Reference Entity:	Clorox Co.	Dow Jones CDX IG8 Index
Notional Amount:	500,000 USD	1,300,000 USD
Termination Date:	December 20, 2012	June 20, 2012
Unrealized Appreciation	$3,587	$25,313

Swap Counterparty:	Bank of America	Lehman Brothers, Inc.
Effective Date:	September 15, 2007	September 15, 2007
Reference Entity:	Sherwin-Williams	Masco Corp.
Notional Amount:	600,000 USD	1,400,000 USD
Termination Date:	December 20, 2012	September 20, 2012
Unrealized Appreciation	$11,586	$78,998

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	October 19, 2006	September 15, 2007
Reference Entity:	ISTAR Financial	Viacom
Notional Amount:	300,000 USD	800,000 USD
Termination Date:	March 20, 2011	September 20, 2012
Unrealized Appreciation	$35,817	$8,936

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	October 18, 2006	September 15, 2007
Reference Entity:	Daimler Finance North America	Kohl’s Corp.
Notional Amount:	600,000 USD	500,000 USD
Termination Date:	September 20, 2011	December 20, 2012
Unrealized Depreciation/Appreciation	$(2,435)	$14,388

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	November 14, 2006	March 28, 2007
Reference Entity:	Daimler Finance North America	Dow Jones CDX HY-8 100 Index
Notional Amount:	300,000 USD	5,346,000 USD
Termination Date:	September 20, 2011	June 20, 2012
Unrealized Depreciation/Appreciation	$(768)	$184,563

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	September 21, 2006	July 24, 2007
Reference Entity:	Dow Jones CDX HVOL7 Index	GMAC
Notional Amount:	1,900,000 USD	4,000,000 USD
Termination Date:	December 20, 2011	September 20, 2017
Unrealized Appreciation/Depreciation	$114,694	$(849,602)

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	May 19, 2007	April 4, 2007
Reference Entity:	Baxter International Inc.	Saratoga CLO I, Ltd.
Notional Amount:	800,000 USD	1,000,000 USD
Termination Date:	June 20, 2012	December 15, 2019
Unrealized Appreciation	$3,024	$238,158

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	May 19, 2007	April 4, 2007
Reference Entity:	Schlumberger Ltd.	Saratoga CLO I, Ltd.
Notional Amount:	1,000,000 USD	1,100,000 USD
Termination Date:	June 20, 2012	December 15, 2019
Unrealized Appreciation	$9,165	$180,087

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	December 8, 2007	April 4, 2007
Reference Entity:	Safeway Inc.	Race Point CLO
Notional Amount:	2,000,000 USD	800,000 USD
Termination Date:	December 20, 2012	April 15, 2020
Unrealized Appreciation	$18,041	$214,186

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	December 11, 2007	April 4, 2007
Reference Entity:	Sherwin-Williams	Race Point CLO
Notional Amount:	3,500,000 USD	1,100,000 USD
Termination Date:	December 20, 2012	April 15, 2020
Unrealized Appreciation	$46,441	$458,431

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	March 28, 2008	June 20, 2007
Reference Entity:	Dow Jones CDX HY-10 100 Index	Russian Federation
Notional Amount:	1,100,000 USD	200,000 USD
Termination Date:	June 20, 2013	June 20, 2008
Unrealized Depreciation/Appreciation	$(4,364)	$215

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	March 28, 2008	April 6, 2007
Reference Entity:	Dow Jones CDX HY-10 100 Index	Target Corp.
Notional Amount:	1,900,000 USD	1,900,000 USD
Termination Date:	June 20, 2013	June 20, 2012
Unrealized Appreciation	$90,663	$34,360

Swap Counterparty:	Bear Stearns & Co., Inc.	Morgan Stanley
Effective Date:	September 15, 2007	September 15, 2007
Reference Entity:	Nordstrom Inc.	TJX Cos., Inc. (the)
Notional Amount:	600,000 USD	600,000 USD
Termination Date:	December 20, 2012	December 20, 2012
Unrealized Appreciation	$14,889	$2,716

Swap Counterparty:	Bear Stearns & Co., Inc.	Morgan Stanley
Effective Date:	June 28, 2005	October 26, 2006
Reference Entity:	Trinity CDO, Ltd.	Sealed Air Corp.
Notional Amount:	2,000,000 USD	300,000 USD
Termination Date:	March 8, 2040	September 20, 2013
Unrealized Appreciation	$1,567,521	$6,969

Swap Counterparty:	BNP Paribas Bank	Morgan Stanley
Effective Date:	July 27, 2007	September 21, 2006
Reference Entity:	Morgan Stanley	Dow Jones CDX IG7 10 YR Index
Notional Amount:	2,100,000 USD	1,100,000 USD
Termination Date:	September 20, 2012	December 20, 2016
Unrealized Depreciation/Appreciation	$(45,881)	$36,148

Swap Counterparty:	BNP Paribas Bank	Morgan Stanley
Effective Date:	November 16, 2006	March 4, 2008
Reference Entity:	HSBC Finance Corp.	Motorola Inc.
Notional Amount:	300,000 USD	400,000 USD
Termination Date:	December 20, 2013	December 20, 2017
Unrealized Appreciation/Depreciation	$16,587	$(33,777)

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Morgan Stanley
Effective Date:	November 10, 2007	March 21, 2008
Reference Entity:	GM Corp.	Dow Jones CDX IG10 10 YR Index
Notional Amount:	500,000 USD	9,200,000 USD
Termination Date:	December 20, 2012	June 20, 2018
Unrealized Depreciation/Appreciation	$(64,733)	$16,613

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Royal Bank of Scotland PLC
Effective Date:	March 28, 2008	March 28, 2008
Reference Entity:	Dow Jones CDX HY-10 100 Index	Dow Jones CDX HY-10 100 Index
Notional Amount:	1,200,000 USD	1,200,000 USD
Termination Date:	June 20, 2013	June 20, 2013
Unrealized Appreciation	$56,781	$60,261

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Royal Bank of Scotland PLC
Effective Date:	July 19, 2006	April 13, 2007
Reference Entity:	ABX HE AAA 06-2 Index	Autozone Inc.
Notional Amount:	400,000 USD	800,000 USD
Termination Date:	May 25, 2046	June 20, 2017
Unrealized Depreciation/Appreciation	$(4,102)	$8,305

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	March 1, 2008	April 24, 2007
Reference Entity:	Dow Jones CDX IG9 5YR Index	Autozone Inc.
Notional Amount:	5,000,000 USD	400,000 USD
Termination Date:	December 20, 2012	June 20, 2017
Unrealized Appreciation	$133,801	$5,032

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	October 26, 2006	April 28, 2007
Reference Entity:	Goodrich Corp.	Autozone Inc.
Notional Amount:	300,000 USD	300,000 USD
Termination Date:	September 20, 2016	June 20, 2017
Unrealized Appreciation	$375	$3,664

Swap Counterparty:	Goldman Sachs & Co.	Royal Bank of Scotland PLC
Effective Date:	September 21, 2007	April 13, 2007
Reference Entity:	Dow Jones CDX IG9 5YR Index	Newell Rubbermaid Inc.
Notional Amount:	10,100,000 USD	400,000 USD
Termination Date:	December 20, 2012	June 20, 2017
Unrealized Appreciation	$66,926	$8,037

Swap Counterparty:	Goldman Sachs & Co.	Royal Bank of Scotland PLC
Effective Date:	September 15, 2007	March 4, 2008
Reference Entity:	Wal-Mart Stores Inc.	Motorola Inc.
Notional Amount:	600,000 USD	400,000 USD
Termination Date:	December 20, 2012	December 20, 2017
Unrealized Appreciation/Depreciation	$2,474	$(35,169)

Swap Counterparty:	Goldman Sachs & Co.	UBS Securities LLC
Effective Date:	September 21, 2007	April 13, 2007
Reference Entity:	Dow Jones CDX IG9 10Y Index	Newell Rubbermaid Inc.
Notional Amount:	4,600,000 USD	200,000 USD
Termination Date:	December 20, 2017	June 20, 2017
Unrealized Appreciation	$124,263	$4,092

Swap Counterparty:	Goldman Sachs & Co.	UBS Securities LLC
Effective Date:	July 19, 2006	March 28, 2008
Reference Entity:	ABX HE AAA 06-2 Index	Dow Jones CDX HY-10 100 Index
Notional Amount:	10,300,000 USD	1,100,000 USD
Termination Date:	May 25, 2046	June 20, 2013
Unrealized Depreciation	$(1,980)	$(3,677)

At May 31, 2008, International Fixed Income Investments held the following interest rate swap contracts:

Interest Rate Swap Contracts
International Fixed Income Investments

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	September 15, 2008	September 17, 2008
Notional Amount:	11,700,000 AUD	700,000 GBP
Payments Made by Fund:	Floating Rate (3-Month AUD BB)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 7.00%	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	September 15, 2009	September 17, 2018
Unrealized Depreciation/Appreciation	$(104,981)	$22,287

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Royal Bank of Scotland PLC
Effective Date:	June 16, 2008	March 14, 2008
Notional Amount:	2,100,000 AUD	8,000,000 GBP
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.25%	Fixed Rate, 5.30%
Termination Date:	June 15, 2013	March 14, 2010
Unrealized Depreciation	$(23,480)	$(197,855)

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	January 15, 2008	September 15, 2006
Notional Amount:	8,050,000 AUD	1,200,000 GBP
Payments Made by Fund:	Floating Rate (3-Month AUD BB)	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.50%	Fixed Rate, 5.00%
Termination Date:	January 15, 2009	September 15, 2015
Unrealized Depreciation	$(66,873)	$(84,896)

Swap Counterparty:	Deutsche Bank AG	Barclays Bank PLC
Effective Date:	June 16, 2008	December 20, 2006
Notional Amount:	12,500,000 AUD	280,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.00%	Fixed Rate, 2.00%
Termination Date:	June 15, 2010	December 20, 2025
Unrealized Depreciation/Appreciation	$(203,457)	$56,590

Swap Counterparty:	Deutsche Bank AG	Deutsche Bank AG
Effective Date:	June 16, 2008	March 19, 2008
Notional Amount:	3,800,000 AUD	150,000,000 JPY
Payments Made by Fund:	Fixed Rate, 6.50%	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 1.00%
Termination Date:	June 15, 2017	March 18, 2009
Unrealized Appreciation	$102,440	$38,933

Swap Counterparty:	Deutsche Bank AG	Deutsche Bank AG
Effective Date:	December 15, 2007	December 20, 2007
Notional Amount:	900,000 AUD	250,000,000 JPY
Payments Made by Fund:	Fixed Rate, 6.75%	Fixed Rate, 2.50%
Payments Received by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 15, 2017	December 20, 2027
Unrealized Appreciation	$24,659	$5,521

Swap Counterparty:	HSBC Bank USA	Goldman Sachs & Co.
Effective Date:	June 15, 2007	March 19, 2008
Notional Amount:	7,500,000 AUD	440,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 1.00%
Termination Date:	June 15, 2012	March 18, 2009
Unrealized Depreciation	$(398,677)	$(1,056)

Swap Counterparty:	HSBC Bank USA	Goldman Sachs & Co.
Effective Date:	June 15, 2007	June 20, 2008
Notional Amount:	4,300,000 AUD	950,000,000 JPY
Payments Made by Fund:	Fixed Rate, 6.00%	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6-Month AUD BBSW)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 15, 2017	June 20, 2010
Unrealized Appreciation/Depreciation	$349,965	$(89,682)

Swap Counterparty:	Morgan Stanley	Goldman Sachs & Co.
Effective Date:	June 16, 2008	December 20, 2005
Notional Amount:	4,700,000 AUD	1,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.00%	Fixed Rate, 1.50%
Termination Date:	June 15, 2010	December 20, 2015
Unrealized Depreciation	$(73,096)	$(422,986)

Swap Counterparty:	Morgan Stanley	Goldman Sachs & Co.
Effective Date:	June 16, 2008	December 20, 2007
Notional Amount:	2,400,000 AUD	270,000,000 JPY
Payments Made by Fund:	Fixed Rate, 6.50%	Fixed Rate, 3.00%
Payments Received by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 15, 2017	June 20, 2036
Unrealized Appreciation/Depreciation	$60,457	$(104,599)

Swap Counterparty:	UBS Securities LLC	Morgan Stanley
Effective Date:	March 15, 2009	March 19, 2008
Notional Amount:	12,400,000 AUD	2,750,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.50%	Fixed Rate, 1.00%
Termination Date:	March 15, 2010	March 18, 2009
Unrealized Depreciation/Appreciation	$(11,417)	$48,405

Swap Counterparty:	UBS Securities LLC	Morgan Stanley
Effective Date:	June 16, 2008	September 27, 2006
Notional Amount:	4,400,000 AUD	400,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 1.98%
Payments Received by Fund:	Fixed Rate, 7.25%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 16, 2011	September 27, 2016
Unrealized Appreciation/Depreciation	$7,590	$(24,156)

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	March 19, 2008	June 20, 2007
Notional Amount:	13,300,000 EUR	180,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Fixed Rate, 2.50%
Payments Received by Fund:	Fixed Rate, 4.00%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	March 19, 2010	June 20, 2036
Unrealized Depreciation/Appreciation	$(204,098)	$9,679

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	September 17, 2008	June 20, 2007
Notional Amount:	4,000,000 EUR	80,000,000 JPY
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 2.25%
Payments Received by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	September 17, 2018	June 20, 2036
Unrealized Appreciation	$84,914	$56,026

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	September 19, 2007	March 19, 2008
Notional Amount:	5,100,000 EUR	1,190,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month EUR Euribor)	Fixed Rate, 1.00%
Payments Received by Fund:	Fixed Rate, 4.00%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	September 19, 2012	March 18, 2009
Unrealized Depreciation/Appreciation	$(48,545)	$280,415

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	September 17, 2008	December 17, 2008
Notional Amount:	27,100,000 EUR	200,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%	Fixed Rate, 1.50%
Termination Date:	September 17, 2013	June 17, 2013
Unrealized Depreciation	$(1,272,258)	$(2,706)

Swap Counterparty:	Goldman Sachs & Co.	UBS Securities LLC
Effective Date:	June 15, 2007	May 27, 2008
Notional Amount:	38,800,000 EUR	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 1.75%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 15, 2011	December 17, 2015
Unrealized Appreciation	$890,316	$241

Swap Counterparty:	Goldman Sachs & Co.	Bank of America
Effective Date:	September 17, 2008	June 17, 2009
Notional Amount:	13,900,000 EUR	45,000,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%	Fixed Rate, 4.00%
Termination Date:	September 17, 2013	June 17, 2011
Unrealized Depreciation	$(559,726)	$(651,897)

Swap Counterparty:	Goldman Sachs & Co.	Bank of America
Effective Date:	March 19, 2008	December 18, 2013
Notional Amount:	1,200,000 EUR	32,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	March 19, 2038	December 18, 2015
Unrealized Depreciation	$(31,613)	$(82,003)

Swap Counterparty:	Goldman Sachs & Co.	Bank of America
Effective Date:	September 17, 2008	June 18, 2008
Notional Amount:	300,000 EUR	2,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 17, 2038	June 18, 2038
Unrealized Appreciation	$18,948	$99,082

Swap Counterparty:	Morgan Stanley	Barclays Bank PLC
Effective Date:	September 17, 2008	June 17, 2009
Notional Amount:	10,600,000 EUR	17,400,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 3.50%	Fixed Rate, 4.00%
Termination Date:	September 17, 2010	June 17, 2010
Unrealized Depreciation	$(398,721)	$(111,070)

Swap Counterparty:	Morgan Stanley	Barclays Bank PLC
Effective Date:	December 15, 2008	June 18, 2008
Notional Amount:	4,900,000 EUR	11,500,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Fixed Rate, 4.00%
Payments Received by Fund:	Fixed Rate, 4.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 15, 2014	June 18, 2013
Unrealized Depreciation/Appreciation	$(129,999)	$295,065

Swap Counterparty:	Morgan Stanley	Barclays Bank PLC
Effective Date:	January 11, 2005	June 20, 2007
Notional Amount:	3,900,000 EUR	2,000,000 USD
Payments Made by Fund:	Fixed Rate, 6.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month EUR Euribor)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2034	June 20, 2037
Unrealized Depreciation/Appreciation	$(31,387)	$25,919

Swap Counterparty:	Morgan Stanley	Barclays Bank PLC
Effective Date:	June 18, 2014	June 18, 2008
Notional Amount:	900,000 EUR	2,500,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 4.50%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2034	June 18, 2038
Unrealized Depreciation/Appreciation	$(15,957)	$93,597

Swap Counterparty:	Morgan Stanley	BNP Paribas Bank
Effective Date:	September 17, 2008	February 5, 2008
Notional Amount:	700,000 EUR	1,700,000 USD
Payments Made by Fund:	Fixed Rate, 4.75%	Floating Rate (Spreadlock — USSP2)
Payments Received by Fund:	Floating Rate (6-Month EUR-LIBOR)	Fixed Rate, 0.71%
Termination Date:	September 17, 2038	February 5, 2009
Unrealized Appreciation/Depreciation	$72,906	$(1,131)

Swap Counterparty:	Royal Bank of Scotland PLC	Deutsche Bank AG
Effective Date:	June 18, 2014	December 17, 2008
Notional Amount:	400,000 EUR	6,000,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 4.50%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2034	December 17, 2015
Unrealized Depreciation/Appreciation	$(8,559)	$130,660

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	June 15, 2007	December 17, 2008
Notional Amount:	1,800,000 GBP	1,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 15, 2009	December 17, 2018
Unrealized Depreciation/Appreciation	$(32,899)	$41,195

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	September 17, 2008	June 18, 2008
Notional Amount:	3,700,000 GBP	6,000,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 4.50%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 17, 2010	June 18, 2038
Unrealized Depreciation/Appreciation	$(174,845)	$93,412

Swap Counterparty:	Barclays Bank PLC	Goldman Sachs & Co.
Effective Date:	September 15, 2005	June 18, 2008
Notional Amount:	500,000 GBP	3,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 4.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 15, 2015	June 18, 2013
Unrealized Depreciation/Appreciation	$(58,164)	$114,922

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	September 17, 2008	December 17, 2008
Notional Amount:	400,000 GBP	1,900,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 4.00%
Termination Date:	September 17, 2018	December 17, 2010
Unrealized Appreciation/Depreciation	$11,645	$(13,595)

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	December 15, 2015	December 17, 2008
Notional Amount:	2,100,000 GBP	1,300,000 USD
Payments Made by Fund:	Fixed Rate, 4.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 15, 2035	December 17, 2038
Unrealized Appreciation	$324,255	$1,712

Swap Counterparty:	Deutsche Bank AG	Merrill Lynch & Co., Inc.
Effective Date:	September 15, 2006	May 21, 2009
Notional Amount:	400,000 GBP	1,000,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.50%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (ICAP CMM FRA Fixing Rate)
Termination Date:	September 15, 2015	May 22, 2009
Unrealized Depreciation/Appreciation	$(26,823)	$13,517

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	June 15, 2007	December 17, 2008
Notional Amount:	500,000 GBP	4,700,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 15, 2009	December 17, 2018
Unrealized Depreciation/Appreciation	$(12,848)	$29,039

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	March 20, 2008	December 17, 2008
Notional Amount:	4,900,000 GBP	7,100,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	March 20, 2010	December 17, 2023
Unrealized Appreciation	$196,014	$99,131

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	March 20, 2008	December 17, 2008
Notional Amount:	5,500,000 GBP	1,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	March 20, 2013	December 17, 2038
Unrealized Depreciation/Appreciation	$(149,277)	$59,147

Swap Counterparty:	Goldman Sachs & Co.	Morgan Stanley
Effective Date:	March 20, 2008	December 17, 2008
Notional Amount:	2,500,000 GBP	8,200,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 5.50%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	March 20, 2013	December 17, 2018
Unrealized Depreciation/Appreciation	$(66,173)	$23,260

Swap Counterparty:	Goldman Sachs & Co.	Morgan Stanley
Effective Date:	September 17, 2008	June 20, 2007
Notional Amount:	2,700,000 GBP	300,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Termination Date:	September 17, 2013	June 20, 2037
Unrealized Depreciation/Appreciation	$(173,544)	$3,894

Swap Counterparty:	Goldman Sachs & Co.	Morgan Stanley
Effective Date:	September 15, 2006	June 18, 2008
Notional Amount:	500,000 GBP	2,700,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 15, 2015	June 18, 2038
Unrealized Depreciation	$(8,740)	$(45,364)

Swap Counterparty:	HSBC Bank USA	Morgan Stanley
Effective Date:	September 15, 2006	May 23, 2008
Notional Amount:	4,400,000 GBP	1,700,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Termination Date:	September 15, 2010	December 17, 2038
Unrealized Depreciation/Appreciation	$(141,209)	$48,921

Swap Counterparty:	HSBC Bank USA	Royal Bank of Scotland PLC
Effective Date:	September 15, 2006	December 17, 2008
Notional Amount:	200,000 GBP	14,200,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 4.00%
Termination Date:	September 15, 2015	December 17, 2010
Unrealized Depreciation/Appreciation	$(2,944)	$39,441

Swap Counterparty:	HSBC Bank USA	Royal Bank of Scotland PLC
Effective Date:	September 17, 2008	June 17, 2009
Notional Amount:	900,000 GBP	46,100,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 4.00%
Termination Date:	September 17, 2018	June 17, 2011
Unrealized Appreciation/Depreciation	$21,875	$(418,893)

Swap Counterparty:	J.P. Morgan Chase & Co.	Royal Bank of Scotland PLC
Effective Date:	September 15, 2006	May 23, 2008
Notional Amount:	800,000 GBP	12,800,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 4.00%
Termination Date:	September 15, 2015	December 17, 2013
Unrealized Depreciation	$(55,742)	$(38,292)

Swap Counterparty:	Morgan Stanley	Royal Bank of Scotland PLC
Effective Date:	June 15, 2007	May 27, 2008
Notional Amount:	1,800,000 GBP	1,600,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Termination Date:	June 15, 2009	December 17, 2015
Unrealized Depreciation/Appreciation	$(40,836)	$7,627

Swap Counterparty:	Morgan Stanley	Royal Bank of Scotland PLC
Effective Date:	September 15, 2006	June 18, 2008
Notional Amount:	1,700,000 GBP	1,000,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Termination Date:	September 15, 2010	June 18, 2038
Unrealized Depreciation/Appreciation	$(75,031)	$30,205

At May 31, 2008, International Fixed Investments held the following inflation index-linked swap contract:

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	1,300,000 EUR
Payments Made by Fund:	Floating Rate (5-Year French CPI Ex Tobacco Daily Reference Index)
Payments Received by Fund:	Fixed Rate, 2.08%
Termination Date:	June 15, 2012
Unrealized Depreciation	$(59,226)

At May 31, 2008, International Fixed Investments held the following credit default swap contracts:

Credit Default Swaps
International Fixed Income Investments
Swap Counterparty:	Barclays Bank PLC	Goldman Sachs & Co.
Effective Date:	September 20, 2007	January 31, 2008
Reference Entity:	Dow Jones I Traxx	GMAC
Notional Amount:	1,500,000 EUR	200,000 USD
Termination Date:	December 20, 2012	March 20, 2009
Unrealized Appreciation/Depreciation	$21,868	$(146)

Swap Counterparty:	Barclays Bank PLC	Goldman Sachs & Co.
Effective Date:	March 8, 2008	January 5, 2008
Reference Entity:	Royal Bank of Scotland PLC	SLM Corp.
Notional Amount:	600,000 EUR	200,000 USD
Termination Date:	March 20, 2013	March 20, 2009
Unrealized Appreciation	$39,720	$510

Swap Counterparty:	Barclays Bank PLC	Goldman Sachs & Co.
Effective Date:	September 20, 2006	May 16, 2007
Reference Entity:	Dow Jones I Traxx	RSHB Capital SA
Notional Amount:	200,000 EUR	300,000 USD
Termination Date:	December 20, 2016	May 20, 2012
Unrealized Appreciation/Depreciation	$9,224	$(14,027)

Swap Counterparty:	BNP Paribas Bank	Goldman Sachs & Co.
Effective Date:	September 20, 2006	July 26, 2007
Reference Entity:	Dow Jones I Traxx	Dow Jones CDX HY Index
Notional Amount:	600,000 EUR	300,000 USD
Termination Date:	December 20, 2016	June 20, 2012
Unrealized Appreciation	$27,664	$5,080

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	September 20, 2006	June 2, 2007
Reference Entity:	Dow Jones I Traxx	Carnival Corp.
Notional Amount:	100,000 EUR	100,000 USD
Termination Date:	December 20, 2016	June 20, 2012
Unrealized Appreciation	$5,840	$2,770

Swap Counterparty:	HSBC Bank USA	Goldman Sachs & Co.
Effective Date:	September 20, 2006	April 14, 2007
Reference Entity:	Dow Jones I Traxx	SLM Corp.
Notional Amount:	100,000 EUR	100,000 USD
Termination Date:	December 20, 2016	June 20, 2012
Unrealized Appreciation/Depreciation	$4,615	$(9,728)

Swap Counterparty:	J.P. Morgan Chase & Co.	Goldman Sachs & Co.
Effective Date:	September 20, 2006	February 22, 2008
Reference Entity:	Dow Jones I Traxx	General Electric Capital Corp.
Notional Amount:	100,000 EUR	600,000 USD
Termination Date:	December 20, 2016	March 20, 2013
Unrealized Appreciation	$4,610	$12,307

Swap Counterparty:	Lehman Brothers, Inc.	Goldman Sachs & Co.
Effective Date:	March 8, 2008	March 15, 2008
Reference Entity:	Barclays Bank Plc.	Government of Spain
Notional Amount:	200,000 EUR	1,400,000 USD
Termination Date:	March 20, 2013	March 20, 2013
Unrealized Appreciation	$11,848	$12,211

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	April 6, 2007	January 16, 2008
Reference Entity:	Lehman Brothers Holdings Inc.	Government of Spain
Notional Amount:	500,000 USD	1,600,000 USD
Termination Date:	June 20, 2008	March 20, 2013
Unrealized Depreciation/Appreciation	$(643)	$1,689

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	April 6, 2007	January 12, 2008
Reference Entity:	Merrill Lynch & Co. Inc.	Government of Spain
Notional Amount:	600,000 USD	3,900,000 USD
Termination Date:	June 20, 2008	March 20, 2013
Unrealized Depreciation/Appreciation	$(511)	$4,117

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	January 12, 2008	May 3, 2008
Reference Entity:	GMAC	Radioshack Corp.
Notional Amount:	500,000 USD	800,000 USD
Termination Date:	March 20, 2009	June 20, 2013
Unrealized Appreciation	$4,895	$6,291

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	October 25, 2007	April 4, 2008
Reference Entity:	HSBC Finance Corp.	Simon Property Group LP
Notional Amount:	200,000 USD	500,000 USD
Termination Date:	June 20, 2012	December 20, 2016
Unrealized Appreciation/Depreciation	$6,697	$(24,280)

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	June 2, 2007	March 21, 2007
Reference Entity:	Noble Corp.	Dow Jones CDX 10Y Index
Notional Amount:	100,000 USD	17,600,000 USD
Termination Date:	June 20, 2012	June 20, 2017
Unrealized Depreciation/Appreciation	$(363)	$467,390

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	October 3, 2007	June 2, 2007
Reference Entity:	Ford Motor Credit Co. LLC	Meadwestvaco Corp.
Notional Amount:	200,000 USD	100,000 USD
Termination Date:	December 20, 2012	June 20, 2017
Unrealized Depreciation/Appreciation	$(23,470)	$6,178

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	May 16, 2008	April 5, 2008
Reference Entity:	Prologis	Limited Brands Inc.
Notional Amount:	1,000,000 USD	500,000 USD
Termination Date:	December 20, 2015	September 20, 2017
Unrealized Depreciation	$(4,523)	$(39,506)

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	May 2, 2008	April 2, 2008
Reference Entity:	Home Depot Inc.	Computer Sciences Corp.
Notional Amount:	1,000,000 USD	100,000 USD
Termination Date:	March 20, 2016	March 20, 2018
Unrealized Appreciation/Depreciation	$4,190	$(3,508)

Swap Counterparty:	Bank of America	HSBC Bank USA
Effective Date:	April 23, 2008	December 11, 2007
Reference Entity:	Computer Sciences Corp.	Gazprom
Notional Amount:	1,000,000 USD	900,000 USD
Termination Date:	March 20, 2018	December 20, 2008
Unrealized Depreciation/Appreciation	$(18,074)	$8,738

Swap Counterparty:	Bank of America	J.P. Morgan Chase & Co.
Effective Date:	May 17, 2008	August 3, 2006
Reference Entity:	Starwood Hotels & Resorts World	Federative Republic of Brazil
Notional Amount:	1,000,000 USD	2,000,000 USD
Termination Date:	June 20, 2018	August 20, 2011
Unrealized Appreciation	$27,379	$49,754

Swap Counterparty:	Barclays Bank PLC	J.P. Morgan Chase & Co.
Effective Date:	October 31, 2006	September 27, 2006
Reference Entity:	Ryder System Inc.	CNA Financial Corp.
Notional Amount:	200,000 USD	100,000 USD
Termination Date:	March 20, 2009	March 20, 2012
Unrealized Appreciation	$322	$1,266

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	November 1, 2006	August 9, 2006
Reference Entity:	Sealed Air Corp.	Federative Republic of Brazil
Notional Amount:	200,000 USD	3,400,000 USD
Termination Date:	June 20, 2009	August 20, 2011
Unrealized Appreciation	$770	$77,236

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	November 4, 2006	July 28, 2007
Reference Entity:	National Grid PLC	Dow Jones CDX HY Index
Notional Amount:	300,000 USD	100,000 USD
Termination Date:	June 20, 2011	June 20, 2012
Unrealized Appreciation	$2,390	$5,020

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	September 27, 2006	March 21, 2007
Reference Entity:	XL Capital Europe PLC	Dow Jones CDX IG8 Index
Notional Amount:	100,000 USD	5,700,000 USD
Termination Date:	March 20, 2012	June 20, 2012
Unrealized Appreciation	$5,674	$88,839

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	June 2, 2007	June 6, 2007
Reference Entity:	Capital One Bank	Meadwestvaco Corp.
Notional Amount:	400,000 USD	300,000 USD
Termination Date:	June 20, 2012	June 20, 2017
Unrealized Appreciation	$22,694	$18,968

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	March 27, 2008	June 6, 2007
Reference Entity:	Goldman Sachs Group Inc.	Weyerhaeuser Co.
Notional Amount:	400,000 USD	100,000 USD
Termination Date:	June 20, 2013	June 20, 2017
Unrealized Depreciation/Appreciation	$(12,069)	$4,599

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	April 18, 2008	April 25, 2007
Reference Entity:	Norfolk Southern Corp.	CMBX NA AAA 3 Index
Notional Amount:	1,000,000 USD	900,000 USD
Termination Date:	September 20, 2014	December 13, 2049
Unrealized Appreciation/Depreciation	$1,016	$(26,162)

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	June 2, 2007	December 14, 2007
Reference Entity:	Weyerhaeuser Co.	SLM Corp.
Notional Amount:	100,000 USD	300,000 USD
Termination Date:	June 20, 2017	December 20, 2008
Unrealized Appreciation/Depreciation	$4,620	$(155)

Swap Counterparty:	Bear Stearns & Co., Inc.	Merrill Lynch & Co., Inc.
Effective Date:	September 22, 2006	May 15, 2007
Reference Entity:	CNA Financial Corp.	Morgan Stanley Bank AG
Notional Amount:	100,000 USD	200,000 USD
Termination Date:	September 20, 2011	May 20, 2012
Unrealized Appreciation/Depreciation	$1,266	$(6,008)

Swap Counterparty:	Bear Stearns & Co., Inc.	Merrill Lynch & Co., Inc.
Effective Date:	September 27, 2006	August 10, 2007
Reference Entity:	HJ Heinz Finance Co.	Dow Jones CDX HY Index
Notional Amount:	100,000 USD	2,000,000 USD
Termination Date:	March 20, 2012	June 20, 2012
Unrealized Depreciation	$(254)	$(49,412)

Swap Counterparty:	Bear Stearns & Co., Inc.	Merrill Lynch & Co., Inc.
Effective Date:	May 4, 2007	July 31, 2007
Reference Entity:	Diamond Offshore Drilling Inc.	Dow Jones CDX HY Index
Notional Amount:	100,000 USD	300,000 USD
Termination Date:	June 20, 2012	June 20, 2012
Unrealized Appreciation	$712	$14,638

Swap Counterparty:	Bear Stearns & Co., Inc.	Morgan Stanley
Effective Date:	October 28, 2006	December 14, 2007
Reference Entity:	Goldman Sachs Group Inc.	Gazprom
Notional Amount:	200,000 USD	200,000 USD
Termination Date:	March 20, 2016	December 20, 2008
Unrealized Appreciation	$7,320	$1,962

Swap Counterparty:	BNP Paribas Bank	Morgan Stanley
Effective Date:	May 15, 2008	December 19, 2007
Reference Entity:	Bear Stearns & Co., Inc.	Gazprom
Notional Amount:	1,000,000 USD	200,000 USD
Termination Date:	December 20, 2017	December 20, 2008
Unrealized Appreciation	$691	$1,945

Swap Counterparty:	BNP Paribas Bank	Morgan Stanley
Effective Date:	April 18, 2008	April 12, 2008
Reference Entity:	Lehman Brothers Holdings Inc.	Gaz Capital SA
Notional Amount:	600,000 USD	500,000 USD
Termination Date:	June 20, 2018	April 20, 2009
Unrealized Appreciation	$15,169	$5,157

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Morgan Stanley
Effective Date:	October 12, 2006	April 15, 2008
Reference Entity:	Centerpoint Energy Inc.	Gaz Capital SA
Notional Amount:	200,000 USD	100,000 USD
Termination Date:	June 20, 2008	April 20, 2009
Unrealized Depreciation/Appreciation	$(40)	$1,063

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Morgan Stanley
Effective Date:	December 15, 2007	August 2, 2006
Reference Entity:	Gazprom	Federative Republic of Brazil
Notional Amount:	300,000 USD	2,000,000 USD
Termination Date:	December 20, 2008	August 20, 2011
Unrealized Appreciation	$2,962	$52,080

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Morgan Stanley
Effective Date:	October 18, 2006	April 23, 2008
Reference Entity:	ISTAR Financial	Alcoa Inc.
Notional Amount:	300,000 USD	1,000,000 USD
Termination Date:	March 20, 2012	March 20, 2012
Unrealized Appreciation/Depreciation	$40,155	$(2,603)

Swap Counterparty:	Credit Suisse Securities (USA) PLC	Morgan Stanley
Effective Date:	May 1, 2008	May 16, 2008
Reference Entity:	Bear Stearns & Co., Inc.	Pearson Dollar Finance Plc.
Notional Amount:	1,000,000 USD	1,000,000 USD
Termination Date:	December 20, 2017	June 20, 2014
Unrealized Appreciation	$4,092	$4,187

Swap Counterparty:	Deutsche Bank AG	Morgan Stanley
Effective Date:	April 6, 2007	June 9, 2007
Reference Entity:	Bear Stearns & Co., Inc.	Weyerhaeuser Co.
Notional Amount:	200,000 USD	100,000 USD
Termination Date:	June 20, 2008	June 20, 2017
Unrealized Depreciation/Appreciation	$(58)	$3,953

Swap Counterparty:	Deutsche Bank AG	Morgan Stanley
Effective Date:	April 5, 2007	April 25, 2007
Reference Entity:	Goldman Sachs Group Inc.	CMBX NA AAA 3 Index
Notional Amount:	500,000 USD	900,000 USD
Termination Date:	June 20, 2008	December 13, 2049
Unrealized Depreciation/Appreciation	$(74)	$88,744

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	April 5, 2007	October 26, 2006
Reference Entity:	Lehman Brothers Holdings Inc.	Landsbanki Islands hf
Notional Amount:	700,000 USD	200,000 USD
Termination Date:	June 20, 2008	September 20, 2009
Unrealized Depreciation/Appreciation	$(882)	$6,592

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	April 5, 2007	December 12, 2007
Reference Entity:	Merrill Lynch & Co. Inc.	DR Horton
Notional Amount:	900,000 USD	200,000 USD
Termination Date:	June 20, 2008	March 20, 2010
Unrealized Depreciation	$(803)	$(3,618)

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	December 12, 2007	September 19, 2006
Reference Entity:	VTB Capital	Daimler Finance North America
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	December 20, 2008	September 20, 2011
Unrealized Appreciation/Depreciation	$985	$(539)

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	December 21, 2007	May 21, 2008
Reference Entity:	SLM Corp.	GATX Financial Corp.
Notional Amount:	200,000 USD	1,000,000 USD
Termination Date:	March 20, 2009	March 20, 2012
Unrealized Depreciation/Appreciation	$(773)	$8,356

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	September 19, 2006	August 8, 2007
Reference Entity:	Ace Ina Holdings Inc.	Supervalu Inc.
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	June 20, 2014	September 20, 2012
Unrealized Appreciation	$919	$4,419

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	April 30, 2008	March 27, 2008
Reference Entity:	Marsh & McLennan Co., Inc.	Morgan Stanley
Notional Amount:	1,000,000 USD	300,000 USD
Termination Date:	September 20, 2014	June 20, 2013
Unrealized Depreciation	$(3,333)	$(6,843)

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	September 19, 2006	May 21, 2008
Reference Entity:	Tate & Lyle International	Cleveland Electric Illumination
Notional Amount:	100,000 USD	1,000,000 USD
Termination Date:	December 20, 2014	June 20, 2017
Unrealized Appreciation/Depreciation	$2,994	$(3,972)

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	February 12, 2008	May 17, 2008
Reference Entity:	Macy’s Inc.	American General Finance Corp.
Notional Amount:	1,000,000 USD	1,000,000 USD
Termination Date:	December 20, 2016	December 20, 2017
Unrealized Depreciation/Appreciation	$(30,480)	$2,086

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	March 21, 2007	April 5, 2007
Reference Entity:	Dow Jones CDX 10Y	AIG, Inc.
Notional Amount:	2,600,000 USD	1,200,000 USD
Termination Date:	June 20, 2017	June 20, 2008
Unrealized Appreciation/Depreciation	$79,627	$(933)

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	April 2, 2008	September 27, 2006
Reference Entity:	Covidien International Finance	Capital One Financial Corp.
Notional Amount:	400,000 USD	100,000 USD
Termination Date:	December 20, 2017	September 20, 2011
Unrealized Depreciation/Appreciation	$(7,310)	$8,018

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	September 21, 2007	April 2, 2008
Reference Entity:	Dow Jones CDX IG9 Index	Avnet Inc.
Notional Amount:	1,200,000 USD	300,000 USD
Termination Date:	December 20, 2017	September 20, 2016
Unrealized Depreciation	$(22,877)	$(10,886)

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	May 14, 2008	May 21, 2008
Reference Entity:	Bear Stearns & Co., Inc.	Amgen Inc.
Notional Amount:	3,000,000 USD	1,000,000 USD
Termination Date:	March 20, 2018	June 20, 2018
Unrealized Depreciation	$(11,487)	$(17,017)

Swap Counterparty:	Deutsche Bank AG	Wachovia Bank N.A.
Effective Date:	May 21, 2008	May 4, 2007
Reference Entity:	Nabors Industries Inc.	Globalsantafe Corp.
Notional Amount:	1,000,000 USD	100,000 USD
Termination Date:	March 20, 2018	June 20, 2012
Unrealized Appreciation/Depreciation	$4,169	$(976)

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	December 15, 2007
Reference Entity:	Russian Federation
Notional Amount:	600,000 USD
Termination Date:	December 20, 2008
Unrealized Appreciation	$2,696

At May 31, 2008, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized depreciation of $915,437 and $2,029,886, respectively, from swap contracts.
During the period ended May 31, 2008, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $420,097,771.
At May 31, 2008, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $21,244,172.
For the period ended May 31, 2008, Core Fixed Income Investments recorded interest income of $(46,142) related to such mortgage rolls.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ JAMES J. TRACY

James J. Tracy
Chief Executive Officer

Date July 16, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. TRACY

James J. Tracy
Chief Executive Officer

Date: July 16, 2008

By:	/s/ JAMES WALKER

James Walker
Chief Financial Officer

Date: July 16, 2008